N-2 - USD ($)		Dec. 31, 2024	Dec. 26, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cover [Abstract]
Entity Central Index Key		0001872371
Amendment Flag		false
Entity Inv Company Type		N-2
Document Type		N-2
Document Registration Statement		true
Entity Registrant Name		Oaktree Strategic Credit Fund
Entity Address, Address Line One		333 South Grand Avenue
Entity Address, Address Line Two		28th Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90071
City Area Code		213
Local Phone Number		830-6300
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		false
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
Effective upon Filing, 486(b)		false
Effective on Set Date, 486(b)		true
Effective on Date, 486(b)		Jan. 14, 2025
Effective after 60 Days, 486(a)		false
Effective on Set Date, 486(a)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Business Development Company [Flag]		true
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		false
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		true
Entity Ex Transition Period		true
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

	Class T Shares	Class S Shares	Class D Shares	Class I Shares
Shareholder transaction expenses (fees paid directly from your investment)
Maximum sales load (1)	3.5%	3.5%	1.5%	—%
Maximum Early Repurchase Deduction (2)	2.0%	2.0%	2.0%	2.0%

(1)
No upfront sales load will be paid to the Fund or the Distribution Manager with respect
to Class T shares, Class S shares, Class D shares or Class I shares, however, if you buy Class T shares, Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and a 3.5% cap on NAV for Class T shares and Class S shares. For Class T shares, the 3.5% includes a maximum of 3.0% for upfront selling commissions and a maximum of 0.50% for the dealer fee, for a total maximum upfront placement fee of 3.5%. Selling agents will not charge such fees on Class I shares. Please consult your selling agent for additional information.

(2)
Under our share repurchase program, to the extent we offer to repurchase shares in any particular quarter pursuant to a tender offer, we expect to repurchase shares pursuant to tender offers on or around the last business day of that quarter at a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter (the “Valuation Date”), except that shares that a prospective repurchase date that is within the one-year
period following the original issue date of the shares will be subject to an Early Repurchase Deduction. The one-year
holding period will be deemed satisfied if the shares to be repurchased would have been outstanding for one year or longer as of the subscription closing date immediately following the applicable Valuation Date, which subscription closing date the Fund deems the prospective repurchase date for the applicable offer. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

	Class T Shares	Class S Shares	Class D Shares	Class I Shares
Annual expenses (as a percentage of net assets attributable to our Common Shares) (3)
Base management fees (4)	1.25%	1.25%	1.25%	1.25%
Incentive fees (5)	1.37%	1.37%	1.37%	1.37%
Shareholder servicing and/or distribution fees (6)	0.85%	0.85%	0.25%	—%
Interest payment on borrowed funds (7)	5.17%	5.17%	5.17%	5.17%
Other expenses (8)	0.29%	0.29%	0.29%	0.29%
Total annual expenses	8.93%	8.93%	8.33%	8.08%
(3)	Total net assets as of September 30, 2024 employed as the denominator for expense ratio computation is approximately $3,164.3 million.
(4)	The base management fee paid to our Adviser is calculated each month at an annual rate of 1.25% on of the value of our net assets as of the beginning of the first calendar day of the applicable month.
(5)	We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees, if any, are divided into two parts:

•
The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our
Pre-Incentive
Fee Net Investment Income (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up
that, if achieved, is meant to provide

the Adviser with approximately 12.5% of our
Pre-Incentive
Fee Net Investment Income as if the hurdle rate did not apply.
Pre-Incentive
Fee Net Investment Income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment-in-kind
interest and zero coupon securities), accrued income that we have not yet received in cash, and excludes the incentive fee and any shareholder servicing and/or distribution fees payable by the Class T shares, Class S Shares and the Class D Shares. As a result, for any calendar quarter, the incentive fee attributable to
Pre-Incentive
Fee Net Investment Income that is paid to the Adviser may be calculated on the basis of an amount that is greater than the amount of net investment income actually received by the Fund for such calendar quarter.

•
The second part of the incentive fee is based on realized capital gains, whereby we will pay the Adviser at the end of each fiscal year in arrears 12.5% of cumulative realized capital gains from inception through the end of such fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains. The payment obligation with respect to incentive fees based on realized capital gains will be allocated in the same manner across the Class T shares, Class S shares, Class D shares and Class I shares.

See “Investment Advisory Agreement, Administration Agreement and Expense Support Agreement” for more information concerning the incentive fees. The incentive fee referenced in the table above is based on actual amounts of the incentive fee on income incurred during the fiscal year ended September 30, 2024 and the capital gains incentive fee payable under the Investment Advisory Agreement as of September 30, 2024.

(6)
Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees, which are similar to sales commissions, to the Distribution Manager:

(a) for Class T shares and Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class T shares and Class S shares, respectively, and (b) for Class D shares only, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, in each case, payable monthly. The shareholder servicing and/or distribution fees are similar to sales commissions. The distribution and servicing expenses borne by participating brokers may be different from and substantially less than the amount of shareholder servicing and/or distribution fees charged. The Distribution Manager will reallow (pay) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services. All or a portion of the shareholder servicing and/or distribution fee may be used to pay for sub-transfer
agency,
sub-accounting
and certain other administrative services. The Fund may also pay for the sub-transfer
agency,
sub-accounting
and certain other administrative services outside of the shareholder servicing and/or distribution fees and its Distribution and Servicing Plan. No shareholder servicing or distribution fees will be paid with respect to the Class I shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class T shares, Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Distribution Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Distribution Manager and the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class T shares, Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the applicable Class T shares, Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class T, Class S or Class D shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.
(7)
We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 58% of our net assets, which was our leverage ratio as of September 30, 2024. Interest payment on borrowed funds is calculated as (1) the weighted average interest rate in effect as of September 30, 2024 multiplied by the actual debt outstanding as of September 30, 2024 of $1,845.0 million plus (2) unused fees and the expected amortization of deferred financing costs. The weighted average interest rate for our borrowings as of September 30, 2024 was 7.9% (exclusive of deferred financing costs and unused fees). Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market. Our actual leverage is expected to increase over time, subject to regulatory limits, and may fluctuate based on our sales of our Common Shares, repurchases of our Common Shares, market conditions and access to financing.

(8)
“Other expenses” include accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organization and offering expenses, and fees payable to our Trustees, as discussed in “Investment Advisory Agreement, Administration Agreement and Expense Support Agreement— Expenses.” The amount presented in the table estimates the amounts we expect to pay during the 2025 fiscal year.

Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Class T shares

Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$72	$214	$351	$674
You would pay the following expenses on an $1,000 investment, assuming a $5.0% annual return from net investment income and payment of the maximum upfront selling commission:	$107	$249	$386	$709
Total expenses assuming a 5.0% annual return solely from net realized capital gains:	$78	$230	$376	$714
Class S shares

Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$72	$214	$351	$674
You would pay the following expenses on an $1,000 investment, assuming a $5.0% annual return from net investment income and payment of the maximum upfront selling commission:	$107	$249	$386	$709
Total expenses assuming a 5.0% annual return solely from net realized capital gains:	$78	$230	$376	$714
Class D shares

Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$67	$198	$326	$632
You would pay the following expenses on an $1,000 investment, assuming a $5.0% annual return from net investment income and payment of the maximum upfront selling commission:	$82	$213	$341	$647
Total expenses assuming a 5.0% annual return solely from net realized capital gains:	$73	$215	$352	$674
Class I shares

Return Assumption	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return from net investment income:	$64	$191	$315	$614
Total expenses assuming a 5.0% annual return solely from net realized capital gains:	$70	$208	$341	$657

Purpose of Fee Table , Note [Text Block]		The following table is intended to assist you in understanding the costs and expenses that an investor in Common Shares will bear, directly or indirectly. Other expenses are estimated and may vary. Actual expenses may be greater or less than shown.
Basis of Transaction Fees, Note [Text Block]		fees paid directly from your investment
Other Expenses, Note [Text Block]		“Other expenses” include accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organization and offering expenses, and fees payable to our Trustees, as discussed in “Investment Advisory Agreement, Administration Agreement and Expense Support Agreement— Expenses.” The amount presented in the table estimates the amounts we expect to pay during the 2025 fiscal year.
Management Fee not based on Net Assets, Note [Text Block]		The base management fee paid to our Adviser is calculated each month at an annual rate of 1.25% on of the value of our net assets as of the beginning of the first calendar day of the applicable month.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
ING Credit Agreement
For the period from December 10, 2021 (commencement of operations) to September 30, 2022	$75,000	5,890	—	N/A
Fiscal 2023	320,000	4,436	—	N/A
Fiscal 2024	415,000	2,709	—	N/A
JPM SPV Facility
Fiscal 2023	$125,000	4,436	—	N/A
Fiscal 2024	230,000	2,709	—	N/A
SMBC SPV Facility
Fiscal 2023	$—	4,436	—	N/A
Fiscal 2024	100,000	2,709	—	N/A
CIBC SPV Facility
Fiscal 2024	$225,000	2,709	—	N/A
DBNY SPV Facility
Fiscal 2024	$100,000	2,709	—	N/A
MS SPV Facility
Fiscal 2024	$25,000	2,709	—	N/A
2028 Unsecured Notes
Fiscal 2024	$350,000	2,709	—	N/A
2029 Unsecured Notes
Fiscal 2024	$400,000	2,709	—	N/A
Total Senior Securities
For the period from December 10, 2021 (commencement of operations) to September 30, 2022	$75,000	5,890	—
Fiscal 2023	445,000	4,436	—
Fiscal 2024	1,845,000	2,709	—

(1)	Total amount of each class of senior securities outstanding at the end of the period, presented in thousands.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Company’s consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit.”

(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “-” indicates information that the Securities and Exchange Commission expressly does not require to be disclosed for certain types of senior securities.

(4)	Calculated on a daily average basis.

Senior Securities Amount	[1]			$ 1,845,000	$ 445,000	$ 75,000
Senior Securities Coverage per Unit	[2]			$ 2,709	$ 4,436	$ 5,890
Preferred Stock Liquidating Preference	[3]			$ 0	$ 0	$ 0
Senior Securities, Note [Text Block]
SENIOR SECURITIES
Information about our senior securities is shown in the following table as of the fiscal years ended September 30 for the periods indicated below. You can review the report of our independent registered accounting firm included with our audited consolidated financial statements and “Note 6. Borrowings” and “Note 10. Financial Highlights” thereto contained elsewhere in this prospectus. This information should be read in conjunction with our audited financial statements for the fiscal year ended September 30, 2024, and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” also included in this prospectus.

Class and Year	Total Amount Outstanding Exclusive of Treasury Securities (1)	Asset Coverage Per Unit(2)	Involuntary Liquidating Preference Per Unit(3)	Average Market Value Per Unit(4)
ING Credit Agreement
For the period from December 10, 2021 (commencement of operations) to September 30, 2022	$75,000	5,890	—	N/A
Fiscal 2023	320,000	4,436	—	N/A
Fiscal 2024	415,000	2,709	—	N/A
JPM SPV Facility
Fiscal 2023	$125,000	4,436	—	N/A
Fiscal 2024	230,000	2,709	—	N/A
SMBC SPV Facility
Fiscal 2023	$—	4,436	—	N/A
Fiscal 2024	100,000	2,709	—	N/A
CIBC SPV Facility
Fiscal 2024	$225,000	2,709	—	N/A
DBNY SPV Facility
Fiscal 2024	$100,000	2,709	—	N/A
MS SPV Facility
Fiscal 2024	$25,000	2,709	—	N/A
2028 Unsecured Notes
Fiscal 2024	$350,000	2,709	—	N/A
2029 Unsecured Notes
Fiscal 2024	$400,000	2,709	—	N/A
Total Senior Securities
For the period from December 10, 2021 (commencement of operations) to September 30, 2022	$75,000	5,890	—
Fiscal 2023	445,000	4,436	—
Fiscal 2024	1,845,000	2,709	—

(1)	Total amount of each class of senior securities outstanding at the end of the period, presented in thousands.
(2)
The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Company’s consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit.”

(3)
The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “-” indicates information that the Securities and Exchange Commission expressly does not require to be disclosed for certain types of senior securities.

(4)	Calculated on a daily average basis.

Senior Securities Headings, Note [Text Block]		Information about our senior securities is shown in the following table as of the fiscal years ended September 30 for the periods indicated below. You can review the report of our independent registered accounting firm included with our audited consolidated financial statements and “Note 6. Borrowings” and “Note 10. Financial Highlights” thereto contained elsewhere in this prospectus. This information should be read in conjunction with our audited financial statements for the fiscal year ended September 30, 2024, and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” also included in this prospectus.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVE AND STRATEGIES
We were formed on November 24, 2021, as a Delaware statutory trust. We were organized to invest primarily in originated loans and other securities, including syndicated loans, of private U.S. companies, including bespoke, highly negotiated loans and private equity-related financings such as those backing LBOs.
We have elected to be regulated as a BDC under the Investment Company Act. We have elected to be treated, and intend to qualify annually, as a RIC under Subchapter M of the Code. As a BDC and a RIC, we will be required to comply with certain regulatory requirements.
Our investment objective is to generate stable current income and long-term capital appreciation. We seek to meet our investment objective by primarily investing in private debt opportunities and by:

•
utilizing the experience and expertise of the management team of the Adviser in areas ranging from performing credit to distressed debt, over multiple market cycles, along with the broader resources of Oaktree, in sourcing, evaluating and structuring transactions, and Oaktree’s long-standing relationships with sponsors, management teams, capital raising advisors and issuers, subject to Oaktree’s policies and procedures regarding the management of conflicts of interest;

•
employing a disciplined credit underwriting process centered on risk control and focused on principal loss avoidance primarily investing in private debt of medium-sized
companies, in loans with asset coverage ratios that the Adviser believes provide credit protection, and also seeking financial protections, including linking additional funding to achievement of credit de-risking
milestones where the Adviser believes necessary, one or more financial maintenance covenants;

•
curating a diversified portfolio of private debt across industries and transaction types such as
LBO-related
financings and bespoke, highly negotiated loans, with opportunistic investments in discounted, high-quality public investments to enhance total return in times of significant market dislocation; and

•	maintaining rigorous portfolio monitoring in an attempt to anticipate and pre-empt negative credit events within our portfolio.
Consistent with Oaktree’s firm-wide investment philosophy, we seek to achieve our investment objective without subjecting principal to undue risk of loss by thoroughly evaluating credit fundamentals, monitoring appropriate credit metrics such as loan-to-value
and pursuing structural protections. This emphasis on downside protection generally means (1) we focus on the senior-most tranches within the capital structure, (2) we seek collateral value well in excess of the principal value of its investment and (3) we link additional funding to the achievement of credit de-risking
milestones.
Under normal circumstances, we will invest at least 80% of our total assets (net assets plus borrowings for investment purposes) in credit investments with varying maturities. “Credit investments” for this purpose includes the investments listed below other than investments in preferred stock, publicly traded or privately placed equity securities, warrants and options with respect to equity securities, money market mutual funds, cash and cash equivalents and equity of special purpose entities, which investments will not, in the aggregate, exceed 20% of our total assets under normal circumstances. For purposes of our 80% policy, we value any credit investments that are derivative instruments based on their market value. We expect that the majority of our portfolio will be made up of private credit investments in medium-sized
companies, including bespoke, highly negotiated loans and private equity-related financings such as those backing LBOs. For purposes of the foregoing, we consider a company to be
“medium-sized”
when it has earnings before interest, taxes, depreciation and amortization (“EBITDA”) of between approximately $25 million and $150 million or it has an enterprise value of between approximately $250 million and $2 billion. We may look to enterprise value when we or our Adviser does not believe EBITDA is an appropriate metric for our purposes. To a lesser extent, we will also invest in opportunistic credit. We expect that the opportunistic credit investments will generally be liquid, and may be used for the purposes of maintaining liquidity for our share repurchase program and cash management, while also presenting an opportunity for attractive investment returns.
Under normal circumstances we expect that our portfolio and investing activities will predominantly include:

•
loans made directly to
non-U.S.
and U.S. borrowers, which may be long-term or short-term, secured or unsecured, “covenant-lite” (that is, lacking financial maintenance covenants), and may or may not have an equity component attached;

•
all types of publicly traded or privately placed debt securities and other obligations such as bank loans and participations, equipment trust certificates, mortgages, mezzanine debt or deeds of trust on real property and trade credit;

•	preferred stock;

•	publicly traded or privately placed equity securities, including common stock and preferred stock (including convertible preferred stock), as well as warrants with respect to such equity securities;

•	bridge financings to portfolio companies to facilitate buy-outs or acquisitions;

•	investments in the “when-issued” trading market, a market for conditional trades in securities that have been authorized but not yet issued;

•	follow-on, mutually reinforcing investments intended to result in a more successful business entity;

•	CLOs, CMBS, RMBS and other structured products, including investments in junior and/or equity tranches of such products;

•	securities or obligations of non-U.S. entities;

•	debt and equity securities acquired through tender offers;

•	options and warrants;

•	short sale transactions for hedging purposes;

•
temporary investments in one or more unaffiliated money market mutual funds or directly in certificates of deposit, commercial paper, interest-bearing government securities, repurchase contracts and other short-term instruments;

•	cash, cash equivalents and other liquid investments held in reserve;

•
all or a substantial portion of the equity of one or more special purpose entities formed for the purpose of purchasing the assets of a company directly, including in connection with sales under section 363 of the U.S. Bankruptcy Code; and

•	other investment techniques the Adviser believes will help achieve our investment objective.
Most of our investments will be in private U.S. companies, but (subject to compliance with BDCs’ requirement to invest at least 70% of its assets in private U.S. companies), we also expect to invest to some extent in European and other
non-U.S.
companies. Subject to the limitations of the Investment Company Act, we may invest in loans or other securities, the proceeds of which may refinance or otherwise repay debt or securities of companies whose debt is owned by Other Oaktree Funds. See “—Regulation as a BDC.” From time to time, we may co-invest
with Other Oaktree Funds. See “—Allocation of Investment Opportunities—Exemptive Relief.”
We expect most of our debt investments will be unrated; however, some of our debt investments may be rated by a nationally recognized statistical rating organization, and, in such case, generally will carry a rating below investment grade (rated lower than “Baa3” by Moody’s Investors Service, Inc. or lower than
“BBB-”
by Standard & Poor’s Global Ratings). We expect that our unrated debt investments will generally have credit quality consistent with below investment grade securities. In addition, we may invest in CLOs and will generally have the right to receive payments only from the CLOs, and will generally not have direct rights against the underlying borrowers or entities that sponsored the CLOs.

Our debt investments will have varying maturities, and the maturity of our newly originated debt investments, in particular, will be driven by market dynamics at the time of investment and will change over time. There is no limit on the maturity or duration of any security we may hold in our portfolio.
To seek to enhance our returns, we use and expect to continue to use leverage as market conditions permit and at the discretion of the Adviser, but in no event will leverage employed exceed the limitations set forth in the Investment Company Act; which currently allows us to borrow up to a 2:1 debt to equity ratio. We use leverage in the form of borrowings, including loans from certain financial institutions and we also may issue debt securities. We may also use leverage in the form of the issuance of preferred shares, but do not currently intend to do so. In determining whether to borrow money, we will analyze the maturity, covenant package and rate structure of the proposed borrowings as well as the risks of such borrowings compared to our investment outlook. Any such leverage, if incurred, would be expected to increase the total capital available for investment by the Fund. Additionally, some of our portfolio companies may be highly leveraged. See “Risk Factors—Investment- Related Risks—Both our portfolio companies and the Fund may be leveraged.”
We have declared distributions each month beginning in July 2022 through the date of this prospectus and expect to continue to pay regular monthly distributions. Any distributions we make will be at the discretion of our Board of Trustees, considering factors such as our earnings, cash flow, capital and liquidity needs and general financial condition, maintenance of our tax treatment as a RIC, compliance with applicable BDC regulations and the requirements of Delaware law. As a result, our distribution rates and payment frequency may vary from time to time.
Our investments are subject to a number of risks. See “Risk Factors.”
Environmental, Social and Corporate Governance
Oaktree takes account of ESG considerations as part of its investment process. In September 2019, Oaktree became a signatory to the Principles for Responsible Investment (the “PRI”). Oaktree believes that the tenets of the PRI are well-aligned with Oaktree’s mission of delivering superior investment results with risk under control, and complementary to—not in conflict with—its investment philosophy. Oaktree’s adoption of the PRI reflects broad-based support for incorporating environmental, social and corporate governance considerations when making investments. OCM’s ESG policy (the “ESG Policy”), was first adopted and published in 2014, and since then Oaktree has continued to refine its approach. The firm recognizes that material ESG issues can directly impact investment performance. Accordingly, Oaktree’s Private Credit team follows Oaktree’s ESG Policy and regularly assesses
ESG-related
factors as part of the team’s investment process in a manner it believes is consistent with relevant regulatory requirements and its fiduciary obligations to maximize profits for its funds and accounts.
The ability of Oaktree’s Private Credit team to assess and influence material ESG issues varies by investment. Situations where Oaktree has access to full due diligence and where it obtains control allow Oaktree to better detect and address material ESG issues relative to situations where it may be limited to public information or have a non-controlling
investment. In evaluating an existing or prospective investment, Oaktree’s Private Credit Investment Professionals generally seek to (a) identify material ESG issues that may affect the investment, (a) analyze the relative importance of, and risk posed by, any identified material ESG issue, (c) consider the costs and benefits of potential remedial measures, and (d) assess its ability to influence change to mitigate material
ESG-related
risks and/or meet relevant regulatory obligations. Based on the foregoing analysis, Oaktree may seek to foster change in some circumstances or even forgo investments in others. Oaktree’s Private Credit team seeks to, where possible, advance ESG practices through the interactions of its Investment Professionals with the management of existing and prospective portfolio companies and their advisers. Oaktree seeks to ensure that, where possible, portfolio company management appreciates the financial ramifications of such issues and has the benefit of Oaktree’s insight with respect to the approaches being taken across a wide variety of industries and companies.

The Adviser and the Administrator
The Fund’s investment activities are managed by Oaktree Fund Advisors, LLC, an investment adviser registered with the SEC under the Advisers Act. Our Adviser is responsible for originating prospective investments, conducting research and due diligence investigations on potential investments, analyzing investment opportunities, negotiating and structuring our investments and monitoring our investments and portfolio companies on an ongoing basis.
Oaktree Fund Administration, LLC, as our Administrator, provides, or oversees the performance of, administrative and compliance services, including, but not limited to, maintaining financial records, overseeing the calculation of NAV, compliance monitoring (including diligence and oversight of our other service providers), preparing reports to shareholders and reports filed with the SEC, preparing materials and coordinating meetings of our Board of Trustees, managing the payment of expenses and the performance of administrative and professional services rendered by others and providing office space, equipment and office services.
The Adviser is an affiliate of Oaktree and is led by substantially the same investment personnel as Oaktree. As such, our Adviser has access to the broader resources of Oaktree, subject to Oaktree’s policies and procedures regarding the management of conflicts of interest.
Oaktree is a leading global investment management firm headquartered in Los Angeles, California focused on less efficient markets and alternative investments, with approximately $205.1 billion in assets under management, as of September 30, 2024. A number of the senior executives and Investment Professionals of the Adviser and its affiliates have been investing together for over 35 years and have generated impressive investment performance through multiple market cycles. Oaktree emphasizes an opportunistic, value-oriented and risk-controlled approach to investments in distressed debt, corporate debt (including high yield debt and senior loans), control investing, real estate, convertible securities and listed equities. As of September 30, 2024, Oaktree had more than 1200 professionals in 21 cities and 17 countries, including a deep and broad credit platform drawing from more than 350 highly experienced Investment Professionals with significant origination, structuring and underwriting expertise. In particular, the Private Credit group that is primarily responsible for implementing the Fund’s investment strategy consists of a deep and experienced team of Investment Professionals led primarily by Armen Panossian, the Fund’s Chief Executive Officer and
Co-Chief
Investment Officer, who focuses on the investment strategy employed by the Adviser and certain of its affiliates.
Market Opportunity
We believe that there are and will continue to be significant investment opportunities in the targeted asset classes discussed above. Our primary focus is on identifying differentiated private lending opportunities, with a secondary emphasis on identifying opportunities in the public markets.
Private Lending Opportunities.
We believe that the market for lending to private companies is underserved and presents a compelling investment opportunity. We intend to focus on private lending opportunities in the following key areas:

•
Stressed Sector/Rescue Lending
.
Individual businesses or sectors experiencing stress or reduced access to capital, which can create attractive private lending opportunities. Broad market weakness or sector-specific issues can constrain borrowers’ access to capital. Further, certain factors such as regulation may cause entire industries (e.g., energy) to be rebuffed by more traditional lenders (e.g., commercial banks) such that all borrowers in an industry lose access to capital, regardless of their individual financial condition. Often times, by sifting through an industry issuer-by-issuer,
the Investment Professionals can identify attractive investment opportunities that are over-secured by valuable assets. Examples of these opportunities may include debtor-in-possession
loans or loans to companies in need of capital to bolster liquidity or to address near-term maturities.

•
Situational Lending
. Certain businesses may present challenges for traditional lenders to understand or value, thus presenting attractive lending opportunities for the Fund. Prospective borrowers with little-to-no
revenue or earnings before interest, taxes, depreciation and amortization, or EBITDA, may be unable to secure financing from traditional lenders. In these instances, a debt-to-EBITDA
approach may not be appropriate, instead requiring a value-oriented approach that involves targeting low loan-to-value
ratios and negotiating bespoke covenants, contingencies and terms that help mitigate business-specific risks. Examples of these opportunities may include life sciences companies that have revenue-generating drugs and hard assets, but reinvest that capital into research and development for promising new products.

•
Sponsor-Related Financings
. Financing for portfolio companies backed by private equity firms is one of the most active areas of opportunity, including those opportunities related to leveraged buyouts and refinancings. The Investment Professionals have many longstanding relationships with established, reputable sponsors, and generally favor sponsors that view their portfolio companies as long-term partners and those that specialize in certain industries where they have subject matter expertise. In addition, the Investment Professionals have historically favored borrowers backed by sponsors that have demonstrated a willingness to invest large amounts of equity, which provides enhanced downside credit protection. Examples of these opportunities may include financings for software- or healthcare-focused borrowers backed by private equity firms.

•
Secondary Private Loans and Loan Portfolios
. With increasing frequency, some lenders and leverage providers are offering to sell individual loans or portfolios of loans. Several drivers may force these sellers to offload portfolios, such as performance concerns, near-term liquidity needs, leverage pressures or regulatory capital requirements. With our anticipated capital levels and the Adviser’s firsthand experience in workouts and restructurings, the Fund can purchase loans at attractive levels, often well below their assessed values. Examples of these opportunities may come from banks seeking to reduce geographic or sector concentration or BDCs seeking to resolve leverage issues driven by troubled performance.

Opportunities in Public Markets
. Certain factors may also create opportunities for the Fund in the public market and allow the Fund to leverage Oaktree’s broader credit platform and decades of credit investing experience. These factors may include:

•
Macro Factors
. Macro factors that drive market dislocations can ripple through the global economy and include sovereign debt crises, political elections, global pandemics and other unexpected geopolitical events. These factors drive highly correlated “risk on” and “risk off” market swings and frequently result in the indiscriminate selling of securities and obligations at prices that the Investment Professionals believe are well below their intrinsic values.

•
Industry Headwinds
. Select industries may face secular challenges or may fall out of favor due to a variety of factors such as evolving technology or regulation. These headwinds can cause the debt of financially sound and distressed companies alike to trade lower, potentially allowing the Investment Professionals to identify mispriced opportunities.

•
Company Characteristics
. Company-specific factors that drive market dislocations include overleveraged balance sheets, near-term liquidity or maturity issues, secular pressures, acute shock to company operations, asset-light businesses and new or relatively small issuers. These factors may result in mispriced securities or require a highly structured direct loan.

The securities we may purchase in the public markets include broadly syndicated loans, high yield bonds and structured credit products. We generally expect to have smaller positions in these securities, and to hold such securities for a shorter period of time, relative to securities purchased in private lending opportunities.
Competitive Strengths
Oaktree has a long-standing global presence, with three decades of experience investing in credit products in periods of both market strength and distress. Oaktree has an integrated investment approach and a disciplined credit underwriting process centered on risk control.

We believe that Oaktree’s defining characteristic is its adherence to the highest professional standards, which has yielded several important benefits. First and foremost, this characteristic has allowed Oaktree to attract and retain an experienced group of Investment Professionals as well as accounting, valuation, legal, compliance and other administrative professionals. As of September 30, 2024, Oaktree had more than 1200 professionals in 21 cities and 17 countries, including a deep and broad credit platform drawing from more than 350 highly experienced Investment Professionals with significant origination, structuring and underwriting expertise. In particular, the Private Credit group that is primarily responsible for implementing the Fund’s investment strategy consists of a deep and experienced team of Investment Professionals led primarily by Armen Panossian, the Fund’s Chief Executive Officer and
Co-Chief
Investment Officer, who focuses on the investment strategy employed by the Adviser and certain of its affiliates.
The Adviser and its affiliates aim to attract, motivate and retain talented employees (both Investment Professionals and accounting, valuation, legal, compliance and other administrative professionals) by making them active participants in, and beneficiaries of, the platform’s success. In addition to competitive base salaries, all of the Adviser’s Investment Professionals share in a discretionary bonus pool. An employee’s participation in the bonus pool is based on the overall success of the Adviser and its affiliates and the individual employee’s performance and level of responsibility.
In addition, our Adviser’s investment team has long-standing relationships with sponsors, management teams, capital-raising advisors and issuers, as well as brokers, banks and other market participants. These institutional relationships have been instrumental in strengthening access to trading opportunities, to understanding the current market, and to executing the investment team’s investment strategies.
The Board of Trustees
Overall responsibility for the Fund’s oversight rests with the Board of Trustees. We have entered into the Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will manage the Fund on a day-to-day
basis. The Board of Trustees is responsible for overseeing the Adviser and other service providers in our operations in accordance with the provisions of the Investment Company Act, the Fund’s bylaws and applicable provisions of state and other laws. The Adviser will keep the Board of Trustees well informed as to the Adviser’s activities on our behalf and our investment operations and provide the Board of Trustees information with additional information as the Board of Trustees may, from time to time, request. The Board of Trustees is currently composed of 5 members, 4 of whom are Trustees who are not “interested persons” of the Fund or the Adviser as defined in the Investment Company Act.
Investment Criteria and Guidelines
Once the Investment Professionals have identified a potential investment opportunity, they will evaluate the opportunity against the following investment criteria and guidelines. However, not all of these criteria will be met by each prospective portfolio company in which we invest.

•
Covenant Protections
. We generally expect to invest in loans that have covenants that may help to minimize our risk of capital loss and meaningful equity investments in the portfolio company. We intend to target investments that have strong credit protections, including default penalties, information rights and affirmative, negative and financial covenants, such as limitations on debt incurrence, lien protection and prohibitions on dividends.

•
Sustainable Cash Flow
. Our investment philosophy places emphasis on fundamental analysis from an investor’s perspective and has a distinct value orientation. We intend to focus on companies with significant asset or enterprise value in which we can invest at relatively low multiples of normalized operating cash flow. Additionally, we anticipate investing in companies with a demonstrated ability or credible plan to de-lever.
Typically, we will not invest in
start-up
companies or companies having speculative business plans or structures that could impair capital over the long-term although we may target certain earlier stage companies that have yet to reach profitability.

•
Experienced Management Team
. We generally will look to invest in portfolio companies with an experienced management team and proper incentive arrangements, including equity compensation, to induce management to succeed and to act in concert with our interests as investors.

•
Strong Relative Position in Its Market
. We intend to target companies with what we believe to be established and leading market positions within their respective markets and well-developed long-term business strategies.

•
Exit Strategy
. We generally intend to invest in companies that we believe will provide us with the opportunity to exit our investments in three to eight years, including through (1) the repayment of the remaining principal outstanding at maturity, (2) the recapitalization of the company resulting in our debt investments being repaid or (3) the sale of the company resulting in the repayment of all of its outstanding debt.

•
Geography
. As a BDC, we will invest at least 70% of our total assets in U.S. companies. To the extent we invest in
non-U.S.
companies, we intend to do so only in jurisdictions with established legal frameworks and a history of respecting creditor rights.

Investment Process
Our investment process consists of the following five distinct stages.
Source
The Adviser has several resources for originating new opportunities that grant the Investment Professionals a comprehensive view of the actionable investment universe. From this universe, the Adviser can then select the most attractive opportunities for the Fund. In addition to its dedicated group of sourcing professionals, the Adviser will also leverage its global market presence and relationships with affiliates, advisers, sponsors, banks, management teams, capital-raising advisers, trading desks and other sources to gain access to opportunities. The Adviser is a trusted partner to financial sponsors and management teams based on its market reputation, relationship-based approach, long-term investment orientation and focus on lending across economic cycles. The Adviser believes this will give the Fund access to proprietary deal flow and “first looks” at investment opportunities and that the Fund is well-positioned for difficult and complex transactions.
Screen
The Adviser is highly selective in making new investments. The initial screening process typically includes a review of the proposed capital structure of the target portfolio company (including level of assets or enterprise value coverage), the company’s management team and its equity ownership levels, the viability of its long-term business model, forecasted financial statements and liquidity profile. In addition, the Adviser may assess industry and macroeconomic trends, potential catalysts that may create enhanced value in the investment, and the potential ability to enforce creditor rights, particularly where collateral is located outside of the United States.
Research
Once the Investment Professionals have identified a potential investment opportunity and prior to making any new investment, the Adviser completes an extensive due diligence process led by investment analysts assigned to each transaction. The analysts examine various elements of the prospective investment to assess its risks and ensure that it meets the Fund’s investment criteria and guidelines. Throughout the underwriting process, the analysts typically consider the following to evaluate the opportunity: the company’s management team, suite of products/services, competitive position in its markets, barriers to entry, valuation, operating and financial performance, organic and inorganic growth prospects, as well as the expansion potential of its markets. In performing this evaluation, the analysts may use financial, qualitative and other due diligence materials provided by the target company, commissioned third-party reports and internal sources, including the Adviser’s relationships derived from the Investment Professionals, industry participants and experts. As part of their research, the Adviser’s analysts typically perform a
“what-if”
analysis that explores a range of values for each proposed investment and a range of potential credit events to understand how the investment may perform under several different scenarios.
Decide
The Investment Professionals will propose investments along with all due diligence findings to an investment committee of the Adviser, or the Investment Committee. The Investment Committee is a collaborative and consensus-driven body that employs a rigorous process to weigh the merits and risks of each prospective investment, make investment decisions and appropriately size investments within the portfolio on our behalf. The Investment Committee generally strives for full consensus, but ultimately requires majority approval to move forward with an investment. No single committee member has veto rights for an investment. Investment Committee members are appointed and serve at the sole discretion of Armen Panossian.

Monitor
Risk management is the Adviser’s utmost priority. In managing our portfolio and mitigating its downside, the Adviser will seek to actively monitor each portfolio company and make hold and exit decisions when credit events occur, the Fund’s collateral becomes overvalued or opportunities with more attractive risk-reward profiles are identified. Investment analysts will be assigned to each investment to monitor industry developments, review company financial statements, attend company presentations and regularly meet with company management, and, if applicable, sponsors. Based on their monitoring, the Investment Professionals will seek to determine the optimal exit timing and strategy while maximizing the Fund’s return on investment, typically when prices or yields reach target valuations. In circumstances where a particular investment is underperforming, the Adviser will seek to employ a variety of strategies to maximize its recovery based on the specific facts and circumstances of the underperforming investment, including actively working with the management team to restructure all or a portion of the business, explore the possibility of a sale or merger of all or a portion of the assets, recapitalize or refinance the balance sheet, negotiate deferrals or other concessions from existing creditors and arrange new liquidity or new equity contributions. We believe that the Adviser’s experience with restructurings and our access to the Adviser’s knowledge, expertise and contacts in the distressed debt area will help the Fund preserve the value of its investments.
Allocation of Investment Opportunities
General
Oaktree, including the Adviser, provides investment management services to other BDCs, registered investment companies, investment funds, client accounts and proprietary accounts that Oaktree may establish.
Oaktree will share any investment and sale opportunities with Other Oaktree Funds and the Fund in accordance with the Advisers Act and firm-wide allocation policies, which generally provide for sharing pro rata based on targeted acquisition size or targeted sale size and the amount of capital available for such investment in the respective funds. Subject to the Advisers Act and as further set forth in this prospectus, certain Other Oaktree Funds may receive certain priority or other allocation rights with respect to certain investments, subject to various conditions set forth in such Other Oaktree Funds’ respective governing agreements.
In addition, as a BDC regulated under the Investment Company Act, the Fund is subject to certain limitations relating to co-investments
and joint transactions with affiliates, which likely in certain circumstances limit the Fund’s ability to make investments or enter into other transactions alongside Other Oaktree Funds.
Exemptive Relief
We have in the past
co-invested,
and in the future may
co-invest,
with certain affiliates of the Adviser. The Adviser has received the Exemptive Relief from the SEC, which allows certain managed funds and accounts, each of whose investment adviser is the Adviser or an investment adviser controlling, controlled by or under common control with the Adviser, as well as certain Oaktree proprietary accounts, to participate in negotiated co-investment
transactions where doing so is consistent with the applicable registered fund’s or BDC’s investment objective and strategies as well as regulatory requirements and other pertinent factors, and pursuant to the conditions of the SEC order. Pursuant to the Exemptive Relief, our Board of Trustees has established Board Criteria clearly defining co-investment
opportunities in which we will have the opportunity to participate with one or more other Oaktree-managed funds or accounts that target similar assets. On September 11, 2024, we, the Adviser and certain of its affiliates received a further modified exemptive order that allows us to participate in follow-on
investments with private funds that are not already invested in the issuer. Each potential co-investment
opportunity that falls under the terms of the Exemptive Relief and is appropriate for the Fund and any affiliated fund or account, and that satisfies the then-current Board Criteria, is offered to the Fund and such other eligible funds and accounts. If there is a sufficient amount of securities to satisfy all participants, the securities will be allocated among the participants in accordance with their proposed order size, and if there is an insufficient amount of securities to satisfy all participants, the securities will be allocated pro rata
based on the investment proposed by the applicable investment adviser to such participant, up to the amount proposed to be invested by each, which is reviewed and approved by an independent committee of legal, compliance and accounting professionals at the Adviser.
Investment Allocation Considerations
As a general matter, as between the Fund and an Other Oaktree Fund with the same overall investment focus, investment opportunities will generally be allocated between them based on Oaktree’s reasonable assessment of the amount of capital available for investment by each such fund or account, and sales of an investment will generally be allocated pro rata
between them on the basis of their respective investments held (disregarding for this purpose the age of the funds or accounts or which of them is in a liquidation period, if applicable). Each of the foregoing allocations for both investments and sales may be overridden if Oaktree in good faith deems a different allocation to be prudent or equitable in light of:

•	the size, nature and type of investment or sale opportunity;

•	principles of diversification of assets;

•
the investment guidelines and limitations governing any of such funds or accounts, including client instructions with respect to a specific investment and compressed ramp-up
periods that are characteristic of certain investment vehicles;

•
liquidity considerations of the funds or accounts, including redemption/withdrawal requests received by a fund or account, proximity of a fund or account to the end of its specified term and cash availability (including cash that becomes available through leverage);

•	the magnitude of the investment;

•
the risk profile or the need to resize risk in a fund’s or account’s portfolio (including the potential for the proposed investment to create an industry, sector, issuer, geographic or currency imbalance in the relevant portfolio);

•	a determination by Oaktree that the investment or sale opportunity is inappropriate, in whole or in part, for one or more funds or accounts;

•	applicable transfer or assignment provisions;

•	the management of any actual or potential conflicts of interest;

•	the investment focus of the funds or accounts (including the target return profile or targeted hold period of the funds or accounts);

•	applicable contractual or legal obligations (including any priority rights granted to any Other Oaktree Fund under its governing documents);

•	tax considerations;

•	applicable regulatory obligations, including any requirements to offer investment opportunities to an Other Oaktree Fund pursuant to an SEC exemptive relief order;

•	Oaktree’s investment team responsible for sourcing of the transaction;

•	avoiding a de minimis allocation; and/or

•	such other factors as Oaktree may reasonably deem relevant, including the amount of leverage, if any, appropriate for such investment and any co-investments alongside an Other Oaktree Fund).
We refer to all of the foregoing factors collectively as the “Investment Allocation Considerations.”

Competition
We compete for investments with other BDCs, including BDCs advised by the Adviser, and investment funds (including private equity funds, mezzanine funds, performing and other credit funds, and funds that invest in CLOs, structured notes, derivatives and other types of collateralized securities and structured products), as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested, including making investments in mid-sized
private U.S. companies. As a result of these new entrants, competition for investment opportunities in middle market private U.S. companies may intensify. Many of our competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to us. In addition, some of our competitors may have higher risk tolerances or different risk assessments than we have. These characteristics could allow our competitors to consider a wider variety of investments, establish more relationships and offer better pricing and more flexible structuring than we are able to do. We may lose investment opportunities if we do not match our competitors’ pricing, terms or structure. If we are forced to match our competitors’ pricing, terms or structure, we may not be able to achieve acceptable returns on our investments or may bear substantial risk of capital loss. A significant part of our competitive advantage stems from the fact that the market for investments in middle market private U.S. companies is underserved by traditional commercial banks and other financial sources. A significant increase in the number and/or the size of our competitors in this target market could force us to accept less attractive investment terms. Furthermore, many of our competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the Investment Company Act imposes on us as a BDC.
Non-Exchange
Traded, Perpetual-Life BDC
The Fund is
non-exchange
traded, meaning its shares are not listed for trading on a stock exchange or other securities market and a perpetual-life BDC, meaning it is an investment vehicle of indefinite duration, whose common shares are intended to be sold by the BDC monthly on a continuous basis at a price generally equal to the BDC’s monthly NAV per share. In our perpetual-life structure, we may offer investors an opportunity to repurchase their shares on a quarterly basis, but we are not obligated to offer to repurchase any in any particular quarter in our discretion. We believe that our perpetual nature enables us to execute a patient and opportunistic strategy and be able to invest across different market environments. This may reduce the risk of the Fund being a forced seller of assets in market downturns compared to non-perpetual
funds. While we may consider a liquidity event at any time in the future, we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. A liquidity event includes, but is not limited to, the receipt by shareholders of non-listed
equity securities.
Emerging Growth Company
We are an “emerging growth company,” as defined by the Jumpstart Our Business Startups Act of 2012, or the “JOBS Act.” As an emerging growth company, we are eligible to take advantage of certain exemptions from various reporting and disclosure requirements that are applicable to public companies that are not emerging growth companies. For so long as we remain an emerging growth company, we will not be required to:

•	have an auditor attestation report on our internal control over financial reporting pursuant to Section 404(b) of the Sarbanes-Oxley Act;

•
submit certain executive compensation matters to shareholder advisory votes pursuant to the “say on frequency” and “say on pay” provisions (requiring a non-binding
shareholder vote to approve compensation of certain executive officers) and the “say on golden parachute” provisions (requiring a non-binding
shareholder vote to approve golden parachute arrangements for certain executive officers in connection with mergers and certain other business combinations) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010; or

•
disclose certain executive compensation related items, such as the correlation between executive compensation and performance and comparisons of the chief executive officer’s compensation to median employee compensation.

In addition, the JOBS Act provides that an emerging growth company may take advantage of an extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies. This means that an emerging growth company can delay adopting certain accounting standards until such standards are otherwise applicable to private companies.
We will remain an emerging growth company for up to five years, or until the earliest of: (1) the last date of the fiscal year during which we had total annual gross revenues of $1.235 billion or more; (2) the date on which we have, during the previous three-year period, issued more than $1 billion in non-convertible
debt; or (3) the date on which we are deemed to be a “large accelerated filer” as defined under Rule
12b-2
under the Exchange Act.
We do not believe that being an emerging growth company will have a significant impact on our business or this offering. As stated above, we have elected not to use the extended transition period for complying with new or revised accounting standards available to emerging growth companies. Also, because we are not a large accelerated filer or an accelerated filer under
Section 12b-2
of the Exchange Act, and will not be for so long as our Common Shares are not traded on a securities exchange, we will not be subject to auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act even once we are no longer an emerging growth company. In addition, so long as we are externally managed by the Adviser and we do not directly compensate our executive officers, or reimburse the Adviser or its affiliates for the salaries, bonuses, benefits and severance payments for persons who also serve as one of our executive officers or as an executive officer of the Adviser, we do not expect to include disclosures relating to executive compensation in our periodic reports or proxy statements and, as a result, do not expect to be required to seek shareholder approval of executive compensation and golden parachute compensation arrangements pursuant to Section 14A(a) and (b) of the Exchange Act.
Employees
We do not currently have any employees and do not expect to have any employees. Services necessary for our business are provided by individuals who are employees of the Adviser or its affiliates pursuant to the terms of the Investment Advisory Agreement and the Administrator or its affiliates pursuant to the Administration Agreement. Each of our executive officers described under “Management of the Fund” is employed by the Adviser or its affiliates. Our day-to-day
investment operations will be managed by the Adviser. The services necessary for the sourcing and administration of our investment portfolio will be provided by Investment Professionals employed by the Adviser or its affiliates. The Investment Professionals will focus on origination, non-originated
investments and transaction development and the ongoing monitoring of our investments. We will bear our allocable portion of the costs of the compensation, benefits, and related administrative expenses (including travel expenses) of our officers who provide operational and administrative services under the Administration Agreement, their respective staffs and other professionals who provide services to us (including, in each case, employees of the Administrator or an affiliate) who assist with the preparation, coordination, and administration of the foregoing or provide other “back office” or “middle office” financial or operational services to the Fund. We will reimburse the Administrator (or its affiliates) for an allocable portion of the compensation paid by the Administrator (or its affiliates) to such individuals (based on the percentage of time such individuals devote, on an estimated basis, to the business and affairs of the Fund).
Regulation as a BDC
The following discussion is a general summary of the material prohibitions and descriptions governing BDCs generally. It does not purport to be a complete description of all of the laws and regulations affecting BDCs.
Qualifying Assets
. Under the Investment Company Act, a BDC may not acquire any asset other than Qualifying Assets, unless, at the time the acquisition is made, Qualifying Assets represent at least 70% of the company’s total assets. The principal categories of Qualifying Assets relevant to our business are any of the following:

(1) Securities purchased in transactions not involving any public offering from the issuer of such securities, which issuer (subject to certain limited exceptions) is an Eligible Portfolio Company (as defined below), or from any person who is, or has been during the preceding 13 months, an affiliated person of an Eligible Portfolio Company, or from any other person, subject to such rules as may be prescribed by the SEC. An “Eligible Portfolio Company” is defined in the Investment Company Act as any issuer which:
(a) is organized under the laws of, and has its principal place of business in, the United States;
(b) is not an investment company (other than a small business investment company wholly owned by the BDC) or a company that would be an investment company but for certain exclusions under the Investment Company Act; and
(c) satisfies any of the following:
(i) does not have any class of securities that is traded on a national securities exchange;
(ii) has a class of securities listed on a national securities exchange, but has an aggregate market value of outstanding voting and non-voting
common equity of less than $250 million;
(iii) is controlled by a BDC or a group of companies, including a BDC and the BDC has an affiliated person who is a director of the Eligible Portfolio Company; or (iv) is a small and solvent company having total assets of not more than $4 million and capital and surplus of not less than $2 million.
(2) Securities of any Eligible Portfolio Company controlled by the Fund.
(3) Securities purchased in a private transaction from a U.S. issuer that is not an investment company or from an affiliated person of the issuer, or in transactions incident thereto, if the issuer is in bankruptcy and subject to reorganization or if the issuer, immediately prior to the purchase of its securities was unable to meet its obligations as they came due without material assistance other than conventional lending or financing arrangements.
(4) Securities of an Eligible Portfolio Company purchased from any person in a private transaction if there is no ready market for such securities and the Fund already owns 60% of the outstanding equity of the Eligible Portfolio Company.
(5)Securities received in exchange for or distributed on or with respect to securities described in (1) through
(4) above, or pursuant to the exercise of warrants or rights relating to such securities.
(6) Cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment.
In addition, a BDC must be operated for the purpose of making investments in the types of securities described in (1), (2) or (3) above.
Significant Managerial Assistance
. A BDC must have been organized and have its principal place of business in the United States and must be operated for the purpose of making investments in the types of securities described above. However, in order to count portfolio securities as Qualifying Assets for the purpose of the 70% test, the BDC must either control the issuer of the securities or must offer to make available to the issuer of the securities (other than small and solvent companies described above) significant managerial assistance; except that, where the BDC purchases such securities in conjunction with one or more other persons acting together, one of the other persons in the group makes available such managerial assistance. Making available significant managerial assistance means, among other things, any arrangement whereby the BDC, through its directors, officers or employees, offers to provide and, if accepted, does so provide, significant guidance and counsel concerning the management, operations or business objectives and policies of a portfolio company through monitoring of portfolio company operations, selective participation in board and management meetings, consulting with and advising a portfolio company’s officers or other organizational or financial guidance.
Temporary Investments
. Pending investment in other types of Qualifying Assets, as described above, our investments can consist of cash, cash equivalents, U.S. government securities or high-quality debt securities maturing in one year or less from the time of investment, which are referred to in this prospectus, collectively, as temporary investments, so that 70% of our assets would be Qualifying Assets.
Warrants
. Under the Investment Company Act, a BDC is subject to restrictions on the issuance, terms and amount of warrants, options or rights to purchase shares that it may have outstanding at any time. In particular, the amount of shares that would result from the conversion or exercise of all outstanding warrants, options or rights to purchase shares cannot exceed 25% of the BDC’s total outstanding shares.
Leverage and Senior Securities; Coverage Ratio
. We are permitted, under specified conditions, to issue multiple classes of indebtedness and one class of shares senior to our Common Shares if our asset coverage, as defined in the Investment Company Act, would at least equal 150% immediately after each such issuance. On December 17, 2021, our sole shareholder approved the adoption of this 150% threshold pursuant to Section 61(a)(2) of the Investment Company Act and such election became effective the following day. In addition, while any senior securities remain outstanding, we will be required to make provisions to prohibit any dividend distribution to our shareholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the dividend distribution or repurchase. We will also be permitted to borrow amounts up to 5% of the value of our total assets for temporary or emergency purposes, which borrowings would not be considered senior securities.
Any special purpose entities formed by the Fund for the purpose of purchasing the assets of a company directly will comply with Section 18 of the Investment Company Act, as modified by Section 61 of the Investment Company Act, and Section 8 of the Investment Company Act, on a consolidated basis. The Fund will treat any wholly owned or primarily controlled special purpose entity’s assets as assets of the Fund for purposes of determining compliance with the affiliated transactions and custody provisions contained in Section 17 of the Investment Company Act. In addition, the Fund will comply with the provisions of Section 15 of the Investment Company Act with respect to any investment advisory agreement of a wholly owned or primarily controlled special purpose entity.
We have established and may in the future establish one or more credit facilities and/or subscription facilities or enter into other financing arrangements to facilitate investments and the timely payment of our expenses. It is anticipated that any such credit facilities will bear interest at floating rates at to be determined spreads over LIBOR or one or more alternative Benchmark Rates (e.g., SOFR). We cannot assure shareholders that we will be able to continue to enter into credit facilities. Shareholders will indirectly bear the costs associated with any borrowings under a credit facility or otherwise. In connection with a credit facility or other borrowings, lenders may require us to pledge assets, commitments and/or drawdowns (and the ability to enforce the payment thereof) and may ask to comply with positive or negative covenants that could have an effect on our operations. In addition, from time to time, our losses on leveraged investments may result in the liquidation of other investments held by us and may result in additional drawdowns to repay such amounts.
We may also create leverage by securitizing our assets (including in CLOs) and retaining the equity portion of the securitized vehicle. We may also from time to time make secured loans of our marginable securities to brokers, dealers and other financial institutions.
Code of Ethics
. We and the Adviser have each adopted a code of ethics pursuant to Rule
17j-1
under the Investment Company Act and Rule
204A-1
under the Advisers Act, respectively, that establishes procedures for personal investments and restricts certain personal securities transactions. Personnel subject to the code are permitted to invest in securities for their personal investment accounts, including securities that may be purchased or held by us, so long as such investments are made in accordance with the code’s requirements.
Copies of our and the Adviser’s code of ethics are filed as exhibits to the registration statement of which this prospectus forms a part.
Affiliated Transactions
. We may be prohibited under the Investment Company Act from conducting certain transactions with our affiliates without the prior approval of our Trustees who are not interested persons and, in some cases, the prior approval of the SEC. The Adviser has received exemptive relief from the SEC to allow certain managed funds and accounts, each of whose investment adviser is the Adviser or an investment adviser controlling, controlled by or under common control with the Adviser, as well as certain Oaktree proprietary accounts, to participate in negotiated co-investment
transactions where doing so is consistent with the applicable registered fund’s or BDC’s investment objective and strategies as well as regulatory requirements and other pertinent factors, and pursuant to the conditions of the SEC order.
Proxy Voting Policies and Procedures.
We have delegated our proxy voting responsibility to our Adviser. The proxy voting policies and procedures of our Adviser are set forth below. These guidelines are reviewed periodically by our Adviser and our independent directors, and, accordingly, are subject to change.
An investment adviser registered under the Advisers Act has a fiduciary duty to act solely in the best interests of its clients. As part of this duty, our Adviser recognizes that it must vote portfolio securities in a timely manner free of conflicts of interest and in the best interests of its clients.
These policies and procedures for voting proxies are intended to comply with Section 206 of, and Rule
206(4)-6
under, the Advisers Act.
Our Adviser will vote proxies relating to our portfolio securities, if any, in what it perceives to be the best interest of our shareholders. Our Adviser will review on a case-by-case
basis each proposal submitted to a shareholder vote to determine its impact on portfolio securities held by us. Although our Adviser will generally vote against proposals that may have a negative impact on our portfolio securities, it may vote for such a proposal if there are compelling long-term reasons to do so.
Our Adviser’s proxy voting decisions will be made by officers who are responsible for monitoring each of our investments. To ensure that the vote is not the product of a conflict of interest, our Adviser will require that: (1) anyone involved in the decision-making process disclose to the Chief Compliance Officer any potential conflict that he or she is aware of and any contact that he or she has had with any interested party regarding a proxy vote; and (2) employees involved in the decision-making process or vote administration are prohibited from revealing how our Adviser intends to vote on a proposal, in order to reduce any attempted influence from interested parties.
Other
. We will be periodically examined by the SEC for compliance with the Investment Company Act, and be subject to the periodic reporting and related requirements of the 1934 Act.
We maintain a bond issued by a reputable fidelity insurance company to protect against larceny and embezzlement. Furthermore, as a BDC, we are prohibited from protecting any Trustee or officer against any liability to our shareholders arising from willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.
We have designated a chief compliance officer and adopted and implemented written policies and procedures reasonably designed to prevent violation of the federal securities laws and we review these policies and procedures annually for their adequacy and the effectiveness of their implementation.

We are not permitted to change the nature of our business so as to cease to be, or to withdraw our election as, a BDC unless approved by a majority of our outstanding voting securities. A majority of the outstanding voting securities of a company is defined under the Investment Company Act as the lesser of: (i) 67% or more of such company’s shares present at a meeting if more than 50% of the outstanding shares of such company are present or represented by proxy, or (ii) more than 50% of the outstanding shares of such company.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our Common Shares involves a number of significant risks. The following information is a discussion of the material risk factors associated with an investment in our Common Shares specifically, as well as those factors generally associated with an investment in a company with investment objectives, investment policies, capital structure or traders markets similar to ours. In addition to the other information contained in this prospectus, you should consider carefully the following information before making an investment in our Common Shares. The risks below are not the only risks we face. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. If any of the following events occur our business, financial condition and results of operations could be materially and adversely affected. In such cases, the NAV of our Common Shares could decline, and you may lose all or part of your investment.
Market, Legal and Regulatory Risks
We are subject to regulatory oversight and requirements that restrict our activities and increase our cost of doing business.
The Investment Company Act imposes numerous constraints on the operations of BDCs and RICs that do not apply to other types of investment vehicles. For example, under the Investment Company Act, BDCs are required to invest at least 70% of their total assets in Qualifying Assets, primarily in private U.S. companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. In addition, in order to qualify as a RIC for U.S. federal income tax purposes, we are required to meet certain source-of-income
and asset diversification requirements. These constraints, among others, may hinder our ability to take advantage of attractive investment opportunities and to achieve our investment objective.
Furthermore, any failure to comply with the requirements imposed on BDCs by the Investment Company Act could cause the SEC to bring an enforcement action against the Fund and/or expose the Fund to claims of private litigants. In addition, upon approval of a majority of our outstanding voting securities as required by the Investment Company Act, we may elect to withdraw our status as a BDC. If we decide to withdraw such election, or if we otherwise fail to qualify, or maintain our qualification as a BDC, we might be regulated as a closed-end
investment company that is required to register under the Investment Company Act, which would subject us to additional regulatory restrictions, significantly decrease our operating flexibility and could significantly increase our cost of doing business. In addition, any such failure could cause an event of default under future outstanding indebtedness, which could have a material adverse effect on our business, financial condition or results of operations. See “Certain U.S. Federal Income Tax Considerations.”
Certain investments we make may result in reporting and compliance obligations under the applicable regulations of the various jurisdictions in which we make investments. In addition, certain investments we make may subject us and certain of our portfolio companies to a varied and complex body of energy and environmental regulations that both public officials and private individuals may seek to enforce. The costs of compliance will be borne by the Fund. In addition, our investments are or may become subject to regulation by various agencies within or outside the United States. New and existing regulations, changing regulatory schemes and the burdens of regulatory compliance all may have a material negative impact on our performance. Oaktree cannot predict whether new legislation or regulation will be enacted by legislative bodies or governmental agencies, nor can it predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have a material negative impact on our investment performance.
We are an “emerging growth company” under the JOBS Act, and we cannot be certain if the reduced disclosure requirements applicable to emerging growth companies will make our Common Shares less attractive to investors.
We are an “emerging growth company” as defined in the JOBS Act. As a result, we have taken advantage of the exemption for emerging growth companies allowing us to temporarily forgo the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act. We cannot predict if prospective investors will find the Common Shares less attractive because we rely on this exemption. If some prospective investors find the Common Shares less attractive as a result, there may be less of an interest in investing. We will remain an emerging growth company until the earlier of (a) the last day of the fiscal year (i) following the fifth anniversary of the completion of an initial public offering, (ii) in which the Fund has total annual gross revenue of at least $1.235 billion, or (iii) in which we are deemed to be a large accelerated filer, which means the market value of the equity securities that is held by non-affiliates
exceeds $700 million as of the end of the prior second fiscal quarter, and (b) the date on which we have issued more than $1 billion in non-convertible
debt during the prior three-year period.
We are subject to additional risks as a result of being regulated as a BDC and taxed as a RIC.
To qualify for the tax benefits available to RICs and to minimize corporate-level U.S. federal income taxes, we intend to distribute to shareholders at least 90% of our taxable income each tax year, except that we may retain some or all of our net capital gains, and to designate the retained amount as a “deemed distribution.” In that case, among other consequences, we will pay corporate-level tax on the retained amount, each U.S. shareholder will be required to include its share of the deemed distribution in income as if it had been actually distributed to the shareholder, and the shareholder will be entitled to claim a credit or refund equal to its allocable share of the corporate-level tax we pay on the retained capital gain. The amount of the deemed distribution net of such tax will be added to the shareholder’s cost basis for its Common Shares.
As a BDC, we may issue “senior securities,” including borrowing money from banks or other financial institutions so long as we meet an asset coverage ratio, as calculated as provided in the Investment Company Act, of at least 150%, after such incurrence or issuance. These requirements limit the amount that we may borrow, may unfavorably limit our investment opportunities and may reduce our ability in comparison to other companies to profit from favorable spreads between the rates at which we can borrow and the rates at which we can lend. If the value of our assets declines, we may be unable to satisfy the asset coverage test, which could prohibit us from paying distributions and could prevent us from being subject to tax as a RIC. If we cannot satisfy the asset coverage test, we may be required to sell a portion of our investments and, depending on the nature of our debt financing, if any, repay a portion of such indebtedness at a time when such sales may be disadvantageous.
Because we will continue to need capital to grow our investment portfolio, these limitations may prevent us from incurring debt and require us to raise additional equity at a time when it may be disadvantageous to do so. We generally are not able to issue or sell Common Shares at a price below the then-current NAV per Common Share, which may be a disadvantage as compared with other public companies or private investment funds.
If we raise additional funds by issuing more Common Shares or issuing senior securities convertible into, or exchangeable for, Common Shares, the percentage ownership of then-existing shareholders may decline at that time and such shareholders may experience dilution with respect to their percentage ownership. Moreover, we can offer no assurance that we will be able to issue and sell additional equity securities in the future, on terms favorable to the Fund or at all.
In addition, we may in the future seek to securitize our portfolio securities to generate cash for funding new investments. To securitize loans, we would likely create a wholly owned subsidiary and contribute a pool of loans to the subsidiary. We would then sell interests in the subsidiary on a non-recourse
basis to purchasers and would retain all or a portion of the equity in the subsidiary. An inability to successfully securitize our loan portfolio could limit our ability to grow our business or fully execute our business strategy and may decrease our earnings, if any. The securitization market is subject to changing market conditions and we may not be able to access this market when we would otherwise deem appropriate. Moreover, the successful securitization of our portfolio might expose us to losses as the residual investments in which we do not sell interests will tend to be those that are riskier and more apt to generate losses. The Investment Company Act also may impose restrictions on the structure of any securitization.
The Fund is not registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator but may be required to do so in the future.
To the extent we acquire instruments which are commodity interests, we, the Adviser or another entity involved with the Adviser could be required to register with the CFTC as a commodity pool operator in connection with the Fund’s acquisition of such commodity interests. We anticipate entering into commodity interest transactions, if at all, to a very limited extent solely for hedging purposes or otherwise within the limitations of the applicable CFTC regulations. Accordingly, the Adviser intends to operate the Fund in a manner that will permit the Adviser to rely on an exemption or exclusion from the registration requirements applicable to commodity pool operators and will not be required to deliver a CFTC compliant disclosure document to prospective investors, nor will it be required to provide shareholders with periodic account statements or certified annual reports that satisfy the requirements of CFTC rules that are generally applicable to registered commodity pool operators.
It is possible that, in connection any future strategic transaction or transactions we may enter into, the Adviser may not be able to operate the Fund in a manner that will permit the Adviser to rely on an exemption or exclusion from the registration requirements applicable to commodity pool operators. Under these circumstances, the Adviser would be required to comply with disclosure, reporting, recordkeeping and other regulatory requirements applicable to registered commodity pool operators under the U.S. Commodity Exchange Act and the CFTC rules.
Existing and future financial reform legislation applicable to alternative asset managers and financial institutions more generally could have a material adverse impact on our business and results of operations.
Legal, tax and regulatory changes could occur that may adversely affect the Fund at any time. The legal, tax and regulatory environment for funds that invest in alternative investments is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and interpretations thereof and increased criticism of the private equity and alternative asset industry by some politicians, regulators and market commentators, may adversely affect our ability to pursue our investment strategy, our ability to obtain leverage and financing and the value of investments we hold. In recent years, market disruptions and the dramatic increase in the capital allocated to alternative investment strategies have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general, and certain legislation proposing greater regulation of the industry periodically is considered by the governing bodies of both U.S. and
non-U.S.
jurisdictions (including the European Union (“EU”)). It is impossible to predict what, if any, changes may be instituted with respect to the regulations applicable to us, the Adviser, Oaktree, their respective affiliates, the markets in which we and they trade and invest, the shareholders or the counterparties with which we and they do business, or what effect such legislation or regulations might have. There can be no assurance that we, the Adviser, Oaktree or our or their respective affiliates will be able, for financial reasons or otherwise, to comply with future laws and regulations, and any regulations that restrict our ability to implement our investment strategy could have a material adverse impact on our portfolio. To the extent that we or our investments are or may become subject to regulation by various agencies in the United States, Europe (including the U.K.) or other countries, the costs of compliance will be borne by us.
Furthermore, the securities, swaps and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, the CFTC, other regulators and self-regulatory organizations (“SROs”) and exchanges are authorized to take extraordinary actions in the event of market emergencies, and retain the right to suspend or limit trading in securities, which could expose the Fund to losses. The effect of any future regulatory change on us could be substantial and adverse.
Finally, the SEC and other various U.S. federal, state and local agencies may conduct examinations and inquiries into, and bring enforcement and other proceedings against, the Fund, the Adviser, Oaktree or their respective affiliates. We, the Adviser, Oaktree or their respective affiliates may receive requests for information or subpoenas from the SEC and other state, federal and
non-U.S.
regulators (as well as from SROs and exchanges) from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests may relate to a broad range of matters, including specific practices of the Adviser, Oaktree, the securities in which Oaktree invests on behalf of its clients or industry-wide practices. The costs of any such increased reporting, registration and compliance requirements may be borne by the Fund and may furthermore place the Fund at a competitive disadvantage to the extent that Oaktree or portfolio companies are required to disclose sensitive business information.
General economic conditions in the Eurozone could adversely affect our ability to make investment in Europe and the performance of any existing investments in Europe.
There are significant and persistent concerns regarding the debt burden of certain Eurozone countries and their ability to meet future financial obligations, the overall stability of the Euro and the suitability of the Euro to function as a single currency given the diverse economic and political circumstances in individual Eurozone countries. The risks and prevalent concerns about a credit crisis in Europe could have a detrimental impact on global economic recovery, as well as on sovereign and non-sovereign
debt in the Eurozone countries. There can be no assurance that the market disruptions in Europe will not spread to other countries, nor can there be any assurance that future assistance packages will be available or, even if provided, will be sufficient to stabilize affected countries and markets in Europe or elsewhere. These and other concerns could lead to the re-introduction
of individual currencies in one or more Eurozone countries, or, in more extreme circumstances, the possible dissolution of the Euro entirely. Should the Euro dissolve entirely, the legal and contractual consequences with respect to the Fund, our investments in Europe and the shareholders could be determined by laws in effect at such time. These potential developments could negatively impact our ability to make investments in Europe, the value of our investments in Europe and the general availability and cost of financing permitted investments.
We and our portfolio companies are subject to regulations related to privacy, data protection and information securities, and any failure to comply with these requirements could result in fines, sanctions or other penalties, which could have a material adverse effect on our business and our reputation.
The adoption, interpretation and application of consumer protection, data protection and/or privacy laws and regulations in the United States, Europe or other jurisdictions, or Privacy Laws, could significantly impact current and planned privacy and information security related practices, the collection, use, sharing, retention and safeguarding of personal data and current and planned business activities of Oaktree and us and/or our portfolio companies, and increase compliance costs and require the dedication of additional time and resources to compliance for such entities. A failure to comply with such Privacy Laws by any such entity or their service providers could result in fines, sanctions or other penalties, which could materially and adversely affect the results of operations and overall business of such entity, as well as have a negative impact on its reputation and performance. As Privacy Laws are implemented, interpreted and applied, compliance costs are likely to increase, particularly in the context of ensuring that adequate data protection and data transfer mechanisms are in place.
For example, California has passed the California Consumer Privacy Act of 2018 and the California Privacy Rights Act of 2020, each of which broadly impacts businesses that handle various types of personal data. Such laws impose stringent legal and operational obligations on regulated businesses, as well as the potential for significant penalties. Other jurisdictions, including other U.S. states, already have, have proposed or are considering similar Privacy Laws, which impose, or could impose if enacted, similarly significant costs, potential liabilities and operational and legal obligations. Such Privacy Laws and regulations are expected to vary from jurisdiction to jurisdiction, thus increasing costs, operational and legal burdens, and the potential for significant liability for regulated entities, which could include Oaktree and us and/or our portfolio companies.
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in artificial intelligence and machine learning technology, or Machine Learning Technology, including OpenAI’s release of its ChatGPT application, pose risks to us, Oaktree and our portfolio investments. While Oaktree may utilize Machine Learning Technology in connection with its business activities, including investment activities, Oaktree intends to periodically evaluate and/or adjust internal policies governing use of Machine Learning Technology by its personnel. Notwithstanding any such policies, Oaktree personnel, portfolio managers, senior executives, Industry Specialists and other associated persons of Oaktree or any affiliates of Oaktree could, unbeknownst to Oaktree, utilize Machine Learning Technology in contravention of such policies. We, Oaktree and our portfolio investments could be further exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties, whether or not known to Oaktree, also use Machine Learning Technology in their business activities. Oaktree will not be in a position to control the use of Machine Learning Technology in third-party products or services, including those provided by Oaktree’s and its affiliates’ service providers.
Use of Machine Learning Technology by any of the parties described in the previous paragraph could include the input of confidential information (including material non-public
information)-either by third parties in contravention of
non-disclosure
agreements, or by Oaktree personnel or the aforementioned Oaktree advisors and affiliates in contravention of Oaktree’s policies, contractual or other obligations or restrictions to which any of the foregoing or any of their affiliates or representatives are subject, or otherwise in violation of applicable laws or regulations relating to treatment of confidential and/or personally identifiable information (including material non-public
information) into Machine Learning Technology applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party Machine Learning Technology applications and users.
Independent of its context of use, Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent that we, Oaktree or our portfolio investments are exposed to the risks of Machine Learning Technology use, any such inaccuracies or errors could have adverse impacts on us, Oaktree or our portfolio investments. Conversely, to the extent competitors of Oaktree and its portfolio companies utilize Machine Learning Technology more extensively than Oaktree and its portfolio companies, there is a possibility that such competitors will gain a competitive advantage.
Machine Learning Technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.
We may be held jointly and severally liable for any fine imposed on a portfolio company under EU competition laws.
Under EU competition law, the parent company of a group or holding companies that hold one or more portfolio companies may be held jointly and severally liable for the anticompetitive conduct of another entity where they formed part of a single economic unit during the period of the infringement. For that to be the case, such parent or holding company must have exercised decisive influence over the conduct of its subsidiary on the market at the time. Such parental liability may be imputed to Oaktree, the Adviser or us with respect to an investment in a portfolio company. In a recent decision, the European Commission imposed a fine jointly and severally on a private equity owner for an antitrust infringement by its former portfolio company. If a current or former portfolio company of ours were to be investigated and ultimately fined by the European Commission for breach of EU competition law, Oaktree, the Adviser or the Fund could be held jointly and severally liable in whole or part for any fine that was imposed, which may have a material adverse effect on us.
MiFID II obligations could have an adverse effect on the ability of Oaktree and its MiFID-authorized EEA affiliates to obtain and research in connection with the provision of an investment service.
The Recast European Union Directive on Markets in Financial Instruments (“MiFID II”) came into effect on January 3, 2018 and imposes regulatory obligations in respect of providing financial services in the so-called
European Economic Area (the “EEA”) by EEA banks and EEA investment firms providing regulated services (each an “Investment Firm”). Oaktree is a non-EEA
investment manager but can be indirectly affected by MiFID II. MiFID II will, among others, restrict Investment Firms’ ability to obtain research in connection with the provision of an investment service. For example, Investment Firms providing portfolio management or independent investment advice may purchase investment research only at their own expense or out of specifically dedicated research payment accounts agreed upon with their clients. Research will also have to be unbundled and paid separately from the trading commission. EEA broker-dealers will unbundle research costs and invoice them to Investment Firms separated from dealing commissions.
It is expected that MiFID II will have significant and wide-ranging impacts on the EU financial services sector including asset managers, distributors and the EU securities and derivatives markets, including (i) enhanced investor protection standards, for example, extending product disclosure requirements originally aimed at protecting retail clients only under MiFID II to professional clients and introducing new product governance requirements impacting the design and distribution of financial instruments, (ii) enhanced corporate governance standards, (iii) rules regarding the ability of portfolio management firms to receive and pay for investment research relating to all asset classes, (iv) enhanced regulation of algorithmic trading, (v) the movement of trading in certain shares and derivatives onto regulated execution venues, (vi) the extension of pre-
and post-trade transparency requirements to wider categories of financial instruments, (vii) restrictions on the use of so-called
dark pool trading, (viii) the creation of a new type of trading venue called the “Organised Trading Facility” for non-equity
financial instruments, (ix) commodity derivative position limits and reporting requirements, (x) an enhanced role for ESMA in supervising EU securities and derivatives markets and (xi) new requirements regarding non-EU
investment firms’ access to EU financial markets. Implementation of these measures may have direct and indirect impacts on Oaktree and its affiliates. The extent to which MiFID II will have an indirect impact on markets and market participants outside the EU is unclear and yet to fully play out in practice. It will likely impact pricing, liquidity and transparency in most asset classes and certainly impact the research market. Accordingly, it is also difficult to predict the full impact of MiFID II on us, which may include an increase in the ongoing costs borne, directly or indirectly, by us. As a result, MiFID II may adversely affect the returns that investors might otherwise have received from us.
We are subject to risks associated with environmental, social and governance (“ESG”) matters.
Oaktree has established an ESG Policy, which the Adviser intends to apply to our investments as applicable, consistent with and subject to applicable fiduciary duties and any legal, regulatory or contractual requirements. Depending on the investment, ESG factors could have a material effect on the return and risk profile of the investment. The act of selecting and evaluating material ESG factors is subjective by nature, Oaktree may be subject to competing demands from different investors and other stakeholder groups with divergent views on ESG matters, including the role of ESG factors in the investment process, and there is no guarantee that the criteria utilized or judgment exercised by the Adviser or a third-party ESG advisor will reflect the beliefs or values, internal policies or preferred practices of any particular investor or other asset managers or reflect market trends. Although Oaktree views the consideration of ESG to be an opportunity to potentially enhance or protect the performance of its investments over the long-term, Oaktree cannot guarantee that its ESG program, which depends in part on qualitative judgments, will positively impact the performance of any individual investment or us as a whole. Similarly, to the extent the Adviser or a third-party ESG advisor engages with portfolio investments on
ESG-related
practices and potential enhancements thereto, there is no guarantee that such engagements will improve the performance of the investment. Successful engagement efforts on the part of the Adviser or a third-party ESG advisor will depend on the Adviser’s or any relevant third-party advisor’s ability to engage with the relevant investment and skill in properly identifying and analyzing material ESG and other factors and their value, and there can be no assurance that the strategy or techniques employed will be successful.

The materiality of ESG factors on an individual asset or issuer and on a portfolio as a whole depends on many factors, including the relevant industry, location, asset class and investment strategy. ESG factors, issues, and considerations do not apply in every instance or with respect to each investment held, or proposed to be made, by us, and will vary greatly based on numerous criteria, including, but not limited to, location, industry, investment strategy, and issuer-specific and investment-specific characteristics. In evaluating a prospective investment, the Adviser often depends upon information and data provided by the entity or obtained via third-party reporting or advisors, which may be incomplete or inaccurate and could cause the Adviser to incorrectly identify, prioritize, assess or analyze the entity’s ESG practices and/or related risks and opportunities. The Adviser does not intend to independently verify certain of the ESG information reported by our investments, and may decide in its discretion not to utilize, report on, or consider certain information provided by such investments. Any ESG reporting will be provided in the Adviser’s sole discretion.
In addition, Oaktree’s ESG Policy and associated procedures and practices are expected to change over time. Oaktree is permitted to determine in its discretion that it is not feasible or practical to implement or complete certain of its ESG initiatives based on cost, timing or other considerations. It is also possible that market dynamics or other factors will make it impractical, inadvisable or impossible for the Adviser to adhere to all elements of our investment strategy, including with respect to ESG risk and opportunity management, whether with respect to one or more individual investments or to our portfolio generally.
ESG-related
statements, initiatives and goals as described in this prospectus with respect to our investment strategy, portfolio, and investments are aspirational and not guarantees or promises that all or any such initiatives and goals will be achieved other than as set out in any applicable regulatory disclosures, including those made pursuant to the Sustainable Finance Disclosure Regulation (“SFDR”).
Further, ESG integration and responsible investing practices as a whole are evolving rapidly and there are different principles, frameworks, methodologies and tracking tools being implemented by asset managers, and Oaktree’s adoption of and adherence to such principles, frameworks, methodologies and tools may vary over time. For example, Oaktree’s ESG Policy does not represent a universally recognized standard for assessing ESG considerations. Any
ESG-related
initiatives to which Oaktree is or becomes a signatory, member, or supporter may not align with the approach used by other asset managers (or preferred by prospective investors) or with future market trends. There is no guarantee that Oaktree will remain a signatory, supporter or member of or continue to report at the intended cadence or at all under or in alignment with such initiatives or other similar industry frameworks.
Moreover, in recent years
anti-ESG
sentiment has gained momentum across the U.S., with several states and Congress having proposed or enacted
“anti-ESG”
policies, legislation, or initiatives or issued related legal opinions. Additionally, asset managers have been subject to recent scrutiny related to
ESG-focused
industry working groups, initiatives, and associations, including organizations advancing action to address climate change or climate-related risk. Further, some conservative groups and Republican state attorneys general have asserted that the Supreme Court’s decision striking down race-based affirmative action in higher education in June 2023 should be analogized to private employment matters and private contract matters. Several new cases alleging discrimination based on similar arguments have been filed since the decision, which has escalated scrutiny of certain practices and initiatives related to diversity, equity, and inclusion, (“DEI”). Such anti-ESG
and
anti-DEI-related
policies, legislation, initiatives, litigation, legal opinions, and scrutiny could result in Oaktree facing additional compliance obligations, becoming the subject of investigations or enforcement actions, or sustaining reputational harm, or require certain investors to divest or discourage certain investors from investing in us.
There is growing regulatory interest across jurisdictions, particularly in the U.S., UK and EU (which may be looked to as models in growth markets), in improving transparency around how asset managers identify and manage financially material ESG risks as well as how they define and measure ESG performance, in order to allow investors to better understand and validate sustainability-related claims. Compliance with regulations concerning asset managers’ sustainability and ESG disclosures, including those set forth below, results in management burdens and costs because of, for example, the need to obtain advice from third-party advisors; implement specific governance, risk management systems, and internal controls; and collect information from and about investments. Further, changes to existing regulations, enactment of new regulations, and changes to enforcement patterns could subject the Adviser or us to additional compliance burdens, costs, and/or enforcement risks, or impact our ability to deliver on our investment strategy. Oaktree cannot guarantee that its current approach to ESG (including the ESG Policy) will meet future regulatory requirements.
The SEC established a Climate and ESG Enforcement Task Force in March 2021. On May 25, 2022, the SEC proposed amendments to rules and reporting forms concerning ESG factors, which rules are not in final form and therefore it cannot be determined how they may affect us.
We, Oaktree and/or our portfolio companies may be subject to disclosure laws and regulations related to a range of sustainability matters, including greenhouse gas emissions; climate change risks; diversity, equity and inclusion; and human rights matters, or Sustainability Disclosure Laws. For example, in March 2024, the SEC adopted final rules intended to enhance and standardize climate-related disclosures by public companies and in public offerings; these rules are stayed pending the outcome of consolidated legal challenges in the Eighth Circuit Court of Appeals. In the Fall of 2023, California passed the Climate Corporate Data Accountability Act
(SB-253)
and Climate-Related Financial Risk Act
(SB-261),
which will impose broad climate-related disclosure obligations on U.S.-organized entities that meet certain revenue thresholds and do business in California, as well as the Voluntary Carbon Market Disclosures Act
(AB-1305),
which is focused on the voluntary carbon market for carbon credits but also includes disclosure requirements for companies with a required nexus to California making certain climate-related claims. In Europe, the Corporate Sustainability Reporting Directive introduces wide-ranging and detailed obligations for European and non-European
undertakings to make disclosures in accordance with the European Sustainability Reporting Standards on impacts, risks and opportunities on a “double materiality” basis. In addition to assessing the financial materiality of a sustainability matter, sustainability matters that pertain to the undertaking’s actual or potential, positive or negative impacts on people or the environment over the short-, medium-, or long-term must be disclosed. Impacts may include those connected with the entity’s own operations and upstream and downstream value chain, including through its products and services, as well as through its business relationships. Other jurisdictions have also enacted or are considering enacting mandatory climate and sustainability reporting laws (in many cases based on the recommendations of the Task Force on Climate-related Financial Disclosures or the standards published by the International Sustainability Standards Board), as well as laws requiring reporting of information on other ESG topics, such as human capital. Compliance with Sustainability Disclosure Laws may require the implementation of or changes to systems and procedures for the collection and processing of relevant data and related internal and external controls, changes to management and/or operational obligations, and dedication of substantial time and financial resources. The compliance burden and related costs may increase over time. Failure to comply with applicable Sustainability Disclosure Laws may lead to investigations and audits, fines, other enforcement action or liabilities, or reputational damage.
We, Oaktree and/or our portfolio companies may be subject to laws and regulations requiring due diligence processes and internal compliance systems in relation to a range of human rights and environmental matters, or Sustainability Due Diligence Laws. For example, a number of jurisdictions have passed or proposed mandatory due diligence requirements in relation to forced labor and human rights matters across corporate groups and supply chains. Compliance with Sustainability Due Diligence Laws may require the development or update of internal compliance and enterprise risk management policies and related procedures; assigning board and/or management oversight as well as day-to-day
operational responsibility for
in-scope
human rights and environmental matters; implementation of periodic compliance risk assessments; updates to contractual frameworks and agreements; the development of preventative and/or corrective action plans; changes to purchasing, design, and distribution practices, where relevant; and the development or update of notification mechanisms and complaints procedures. The compliance burden and related costs may increase over time. Failure to comply with applicable Sustainability Due Diligence Laws may lead to investigations and audits, fines, exclusion from public procurement, other enforcement action or liabilities, including civil liability or liability from third-party claims, and reputational damage.
There are a number of different principles, frameworks, and/or methodologies for integrating sustainability-related incentives, mandates, and/or reporting requirements into financing arrangements. Any principles, frameworks, and/or methodologies which we anticipate referencing and/or utilizing may not align with other asset managers and/or those preferred by prospective investors. In addition, unless otherwise stated in our regulatory disclosures, no assurance is given that any of our financing arrangements will align with particular market frameworks, including the Green Loan, Social Loan, and/or Sustainability-Linked Loan Principles published by the Loan Market Association, Loan Syndications and Trading Association, and the Asia Pacific Loan Market Association, or the Principles. Furthermore, to the extent any of such financing arrangement is considered to be aligned with any relevant Principles at origination by us, there is no guarantee that such financing will maintain alignment with the Principles over the relevant term. Any declassification and/or deviation with the applicable Principles may expose us and/or Oaktree to certain investigations, claims, and/or allegations, which may lead to increased costs and/or result in adverse consequences for certain investors with sustainability-aligned portfolio mandates.
Regulation of derivatives transactions in the United States and other jurisdictions may have a negative impact on the performance of our investments.
Title VII of the Dodd-Frank Act establishes a general framework for systemic regulation that has imposed and will impose mandatory clearing, exchange trading and margin requirements on many derivatives transactions. The Dodd-Frank Act also created new categories of regulated market participants, such as “swap dealers” and “security-based swap dealers” that are subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements, a large number of which have been implemented. This regulatory framework has significantly increased the costs of entering into derivatives transactions for end-users
of derivatives, such as us. In particular, new margin requirements and capital charges, even when not directly applicable to us, are expected to increase the pricing of derivatives we transact in. New exchange trading and trade reporting requirements and position limits may lead to changes in the liquidity of derivative transactions, or higher pricing.
In addition to U.S. laws and regulations relating to derivatives, certain
non-U.S.
regulatory authorities have passed or proposed, or may propose in the future, legislation similar to that imposed by the Dodd-Frank Act. For example, EU legislation imposes position limits on certain commodity transactions, and the European Market Infrastructure Regulation (“EMIR”) requires reporting of derivatives and various risk mitigation techniques to be applied to derivatives entered into by parties that are subject to EMIR. Certain entities may be required to clear certain derivatives and may be subject to initial and variation margin requirements with respect to their non-cleared
derivatives, under EMIR and its subordinate legislation. These EU regulatory changes have impacted or will impact, directly or indirectly, a broad range of counterparties, both outside and within the EU, and are understood to have increased, and are expected to potentially increase, our costs of transacting derivatives (particularly with banks and other dealers directly subject to such regulations).
In addition, the tax environment for derivative instruments and funds is evolving, and changes in the taxation of derivative instruments or funds may adversely affect the value of certain derivatives contracts we enter into and our ability to pursue our investment strategies. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have a material negative impact on our investment performance.

Compliance with anti-money laundering requirements could require Oaktree and the Adviser to provide to governmental authorities information about the Fund’s shareholders and could require that a shareholder’s funds be frozen or that the shareholder withdraw from the Fund.
The Adviser and Oaktree will be authorized, without the consent of any person, including any shareholder, to take such action as the Adviser or Oaktree determines in its sole discretion to be reasonably necessary or advisable to comply, or to cause the Fund to comply, with any applicable laws and regulations, including any anti-money laundering or counter-terrorist financing laws, rules, regulations, directives or special measures. In addition, the Adviser and Oaktree may disclose, without the consent of any person, including any shareholder, to governmental authorities, SROs and financial institutions information concerning the Fund and one or more of the shareholders that the Adviser or Oaktree determines in its sole discretion is necessary or advisable to comply with applicable laws and regulations, including any anti-money laundering or counter-terrorist financing laws or regulations, and each shareholder will be required to provide the Adviser or Oaktree all information that the Adviser or Oaktree determines in its sole discretion to be advisable or necessary to comply with such laws and regulations. The Adviser may be required by applicable law to freeze a shareholder’s funds or cause such shareholder to withdraw or compulsorily withdraw such shareholder from the Fund.
Economic and trade sanctions and anti-bribery laws could make it more difficult or costly for us to conduct our operations or achieve our business objectives.
Economic and trade sanctions laws in the United States and other jurisdictions may prohibit Oaktree, the Investment Professionals and us from transacting with or in certain countries and with certain individuals, companies and industry sectors. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) administers and enforces laws, Executive Orders and regulations establishing U.S. sanctions. Such sanctions prohibit, among other things, transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals. These entities and individuals include specially designated nationals, specially designated narcotics traffickers and other parties subject to OFAC sanctions and embargo programs. In addition, certain sanctions programs prohibit dealing with individuals or entities in certain countries or certain securities and certain industry sectors regardless of whether relevant individuals or entities appear on the lists maintained by OFAC, which may make it more difficult for us to comply with applicable sanctions. These types of sanctions may significantly restrict or limit our investment activities in certain countries (in particular, certain emerging market countries). We, Oaktree and the Investment Professionals may from time to time be subject to trade sanctions laws and regulations of other jurisdictions, which may be inconsistent with or even seek to prohibit compliance with certain sanctions programs administered by OFAC. The legal uncertainties arising from those conflicts may make it more difficult or costly for us to navigate investment activities that are subject to sanctions administered by OFAC or the laws and regulations of other jurisdictions. Some jurisdictions where Oaktree or its portfolio companies do business from time to time have adopted measures prohibiting compliance with certain U.S. sanctions programs, which may make compliance with all applicable sanctions impossible.
At the same time, Oaktree may be obligated to comply with certain anti-boycott laws and regulations that prevent Oaktree and us from engaging in certain discriminatory practices that may be allowed or required in certain jurisdictions. Oaktree’s refusal to discriminate in this manner could make it more difficult for us to pursue certain investments and engage in certain business activities, and any compliance with such practices could subject Oaktree or us to fines, penalties, and adverse legal and reputational consequences.
In some countries, there is a greater acceptance than in the United States and the U.K. of government involvement in commercial activities and of activities constituting corruption in the United States and the U.K. Certain countries, including the United States and the U.K., have laws prohibiting government and private commercial, or commercial, bribery. We and Oaktree are committed to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”), the U.K. Bribery Act 2010 (the “U.K. Bribery Act”) and other anti-corruption laws, anti-bribery laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, we may be adversely affected because of our unwillingness to participate in transactions that violate such laws or regulations. Such laws and regulations may make it difficult in certain circumstances for us to act successfully on investment opportunities and for portfolio companies to obtain or retain business.
In recent years, the U.S. Department of Justice and the SEC have devoted greater resources to enforcement of the FCPA and have devoted greater scrutiny to investments by private equity sponsors. In addition, the U.K., with enactment of the U.K. Bribery Act, has expanded the reach of its anti-bribery laws significantly. While Oaktree has developed and implemented policies and procedures designed to ensure strict compliance by Oaktree and its personnel with the FCPA and the U.K. Bribery Act and the sanctions regimes that apply to Oaktree, such policies and procedures may not be effective in all instances to prevent violations or offenses. In addition, in spite of Oaktree’s policies and procedures, affiliates of portfolio companies, particularly in cases in which we or an Other Oaktree Fund do not control such portfolio company, may engage in activities that could result in FCPA, U.K.
Bribery Act or other violations of law. Any determination that Oaktree has violated or committed an offense under the FCPA, U.K. Bribery Act or other applicable anti-corruption laws or anti-bribery laws or sanctions requirements could subject Oaktree to, among other things, civil and criminal penalties, reputational damage, material fines, profit disgorgement, injunctions on future conduct, securities litigation, disclosure obligations and a general loss of investor confidence, any one of which could adversely affect Oaktree’s business prospects and/or financial position, as well as our ability to achieve our investment objective and/or conduct our operations.
We may face a breach of our cybersecurity, which could result in adverse consequences to our operations and exposure of confidential information.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency and severity in the future. The information and technology systems of Oaktree, its affiliates, portfolio companies, issuers and service providers may be vulnerable to damage or interruption from cybersecurity breaches, computer viruses or other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and other security breaches, usage errors or malfeasance by their respective professionals or service providers, power, communications or other service outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes or terrorist incidents. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete or modify private and sensitive information, including non-public
personal information related to our shareholders (and their beneficial owners) and material non-public
information. Although Oaktree has implemented, and portfolio companies, issuers and service providers may implement, various measures to manage risks relating to these types of events, such systems could prove to be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Oaktree does not control the cybersecurity plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to Oaktree, its affiliates, us, our shareholders and/or a portfolio company or issuer, each of whom could be negatively impacted as a result. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified in a timely manner or at all, even with sophisticated prevention and detection systems. This could potentially result in further harm and prevent such breaches from being addressed appropriately. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Oaktree’s, its affiliates’, our and/or a portfolio company’s or issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders (and their beneficial owners), material non-public
information and the intellectual property and trade secrets and other sensitive information of Oaktree and/or portfolio companies or issuers. We, Oaktree and/or a portfolio company could be required to make a significant investment to remedy the effects of any such failures, harm to our reputations, legal claims that we or our respective affiliates may be subjected to regulatory action or enforcement arising out of applicable privacy and other laws, adverse publicity, and other events that may affect our business and financial performance.

We are subject to risks associated with inflation.
High rates of inflation and rapid increases in the rate of inflation generally have a negative impact on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have negative effects on the level of economic activity. Certain countries, including the United States, have recently seen increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on our investments and our aggregated returns. For example, if a portfolio company were unable to increase its revenue while the cost of relevant inputs were increasing, the company’s profitability would likely suffer. Likewise, to the extent a portfolio company has revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, the portfolio company could increase revenue by less than its expenses increase. Conversely, as inflation declines, a portfolio company may see its competitors’ costs stabilize sooner or more rapidly than its own. Moreover, increasing inflation will also impact currencies and can lead to significant currency fluctuations. This has recently resulted in a strengthening of the U.S. dollar vis-à-vis
many other currencies but there can be no assurances that such trends will continue and/or that this trend will not reverse such that the U.S. dollar is weakened vis-à-vis
other currencies. Additionally, because the hurdle is not linked to the rate of inflation, as the rate of inflation increases the proportion of real returns (i.e., the nominal rate of return less the rate of inflation), it is easier for the Adviser to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement, which may result in an increase in the amount of the income-based incentive fee payable to our Adviser. There can be no assurance that high rates of inflation will not have a material adverse effect on our investments.
We may have no or limited insurance against certain catastrophic losses.
Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, terrorist attacks or other similar events, may be either uninsurable or insurable at such high rates that to maintain such coverage would cause an adverse impact on the related investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk
policies. In some cases, the insurers are offering significantly limited coverage against terrorist acts for additional premiums, which can greatly increase the total cost of casualty insurance for a property. As a result, all investments may not be insured against terrorism. If a major uninsured loss occurs, we could lose both invested capital in and anticipated profits from the affected investments.
We may not be able to obtain all required licenses.
Certain federal and local banking and other regulatory bodies or agencies inside or outside the United States may require us and/or the Adviser to obtain licenses or similar authorizations to engage in various types of lending activities, including investment in senior loans. Such licenses or authorizations may take a significant amount of time to obtain, and may require the disclosure of confidential information regarding the Fund, a shareholder or their respective affiliates, including financial information and/or information regarding officers and directors of such investor, and we may or may not be willing or able to comply with these requirements. In addition, there can be no assurance that any such licenses or authorizations would be granted or, if so, would not impose restrictions on us. Alternatively, the Adviser may be able to structure our potential investments in a manner which would not require such licenses and authorizations, but which would be inefficient or otherwise disadvantageous for us and/or the borrower. The inability of the Fund or the Adviser to obtain such licenses or authorizations, or the structuring of an investment in an inefficient or otherwise disadvantageous manner, could adversely affect the Adviser’s ability to implement our strategy and our results.
As a public company, we are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations will involve significant expenditures, and non-compliance
with such regulations may adversely affect us.
As a public company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until the date we are no longer an emerging growth company under the JOBS Act.
Compliance with the SEC’s Regulation Best Interest may negatively impact our ability to raise capital in this offering, which would harm our ability to achieve our investment objective.
Broker-dealers must comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when recommending to a retail customer any securities transaction or investment strategy involving securities to a retail customer. The impact of Regulation Best Interest on broker-dealers participating in this offering cannot be determined at this time, but it may negatively impact whether broker-dealers and their associated persons recommend our Common Shares to retail customers. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonable alternatives in the best interests of their clients. Reasonable alternatives to the Fund, such as listed entities, exist and may have lower expenses, less complexity and/or lower investment risk than the Fund. Certain investments in listed entities may involve lower or no commissions at the time of initial purchase. Under Regulation Best Interest, broker-dealers participating in this offering must consider such alternatives in the best interests of their clients. If Regulation Best Interest reduces our ability to raise capital in this offering, it would harm our ability to create a diversified portfolio of investments and achieve our investment objective and would result in our fixed operating costs representing a larger percentage of our gross income.
Risks Related to Our Investments
Investments in privately owned small- and
medium-sized
companies pose a number of significant risks.
We invest primarily in privately owned
medium-sized
companies and may also invest in privately owned small companies. Investments in these types of companies pose a number of significant risks. For example, such companies: (a) have reduced access to the capital markets, resulting in diminished capital resources and ability to withstand financial distress; (b) may have limited financial resources and may be unable to meet their obligations under the debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with our investment; (c) may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (d) are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the portfolio company and, in turn, on us; (e) may have less predictable operating results, may from time to time be parties to litigation, may be engaged in volatile businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and (f) are not subject to the Exchange Act and other regulations that govern public companies, and, therefore, provide little information to the public. In addition, we, the Adviser, its and our affiliates and trustees, executive management team and members, and the Investment Professionals may, in the ordinary course of business, be named as defendants in litigation arising from our investments in such portfolio companies.
Further, investments in such companies tend to be less liquid. See “—
The illiquid nature of certain of our investments may make it difficult for us to sell these investments when desired”
below.
Finally, little public information generally exists about privately owned companies, and these companies often do not have third-party debt ratings or audited financial statements. Shareholders, therefore, must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. Additionally, these companies and their financial information will not generally be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and shareholders may lose money on our investments.
Changes in interest rates may affect our cost of capital and net investment income.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on our investments and investment opportunities and, accordingly, may have a material adverse effect on our rate of return on invested capital, our net investment income and our net asset value. The majority of our debt investments have, and are expected to have, variable interest rates that reset periodically based on benchmarks such as the SOFR, the SONIA, the Euro Interbank Offered Rate, the federal funds rate, prime rate or any other offered rate benchmark or index. Increases in interest rates made it more difficult for our portfolio companies to service their obligations under the debt investments that we will hold and increased defaults even where our investment income increased. Rising interest rates also caused borrowers to shift cash from other productive uses to the payment of interest. Additionally, if interest rates were to increase and the corresponding risk of a default by borrowers increases, the liquidity of higher interest rate loans may decrease as fewer investors may be willing to purchase such loans in the secondary market in light of the increased risk of a default by the borrower and the heightened risk of a loss of an investment in such loans. All of these risks may be exacerbated if interest rates were to again rise rapidly and/or significantly. Decreases in credit spreads on debt that pays a floating rate of return would have an impact on the income generation of our floating rate assets. Trading prices for debt that pays a fixed rate of return tend to fall as interest rates rise. Trading prices tend to fluctuate more for fixed rate securities that have longer maturities.
Conversely, as interest rates decline, borrowers may refinance their loans at lower interest rates, which could shorten the average life of the loans and reduce the associated returns on the investment, as well as require our Adviser and the Investment Professionals to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as our existing loans.
In addition, because we borrow to fund our investments, a portion of our net investment income is dependent upon the difference between the interest rate at which we borrow funds and the interest rate at which we invest these funds. Portions of our investment portfolio and our borrowings have floating rate components. As a result, elevated interest rates increased our interest expense as may the incurrence of additional fixed rate borrowings. In future periods of rising interest rates, our cost of funds would again increase, which would tend to reduce our net investment income. We may hedge against interest rate fluctuations by using standard hedging instruments such as interest rate swap agreements, futures, options and forward contracts, subject to applicable legal requirements, including all necessary registrations (or exemptions from registration) with the Commodity Futures Trading Commission. In addition, our interest expense may not decrease at the same rate as overall interest rates because of our fixed rate borrowings, which could lead to greater declines in our net investment income. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged borrowings. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.
Elevated interest rates have the effect of increasing our net investment income, which makes it easier for our Adviser to receive incentive fees.
Elevated interest rates have the effect of increasing the interest rates we receive on many of our debt investments. Accordingly, in an elevated interest rate environment, it is easier for us to meet or exceed the performance threshold in the Investment Advisory Agreement and for the Adviser to earn incentive fees payable to our Adviser with respect to the portion of the incentive fee based on income.
We face risk of loss in connection with transactions with counterparties, settlements and exposure to local intermediaries.
From time to time, certain securities markets have experienced operational clearance and settlement problems that have resulted in failed trades. These problems could cause us to miss attractive investment opportunities or result in our liability to third parties by virtue of an inability to perform our contractual obligation to deliver securities. In addition, delays and inefficiencies of the local postal, transport and banking systems could result in the loss of investment opportunities, the loss of funds (including dividends) and exposure to currency fluctuations.
Because certain purchases, sales, securities lending, derivatives and other transactions in which we engage involve instruments that are not traded on an exchange, but are instead traded between counterparties based on contractual relationships, we are subject to the risk that a counterparty will not perform its obligations under the related contracts, as well as risks of transfer, clearance or settlement default. Such risks may be exacerbated with respect to
non-U.S.
securities or transactions with
non-U.S.
counterparties. There can be no assurance that a counterparty will not default and that we will not sustain a loss on a transaction as a result. Such risks may differ materially from those entailed in exchange-traded transactions that generally are backed by clearing organization guarantees, daily marking-to-market
and settlement of positions and segregation and minimum capital requirements applicable to intermediaries. There can be no assurance that the Adviser’s monitoring activities will be sufficient to adequately control counterparty risk.
In situations where we place assets in the care of a custodian or are required to post margin or other collateral with a counterparty, the custodian or counterparty may fail to segregate such assets or collateral, as applicable, or may commingle the assets or collateral with the relevant custodian’s or counterparty’s own assets or collateral, as applicable. As a result, in the event of the bankruptcy or insolvency of any custodian or counterparty, our excess assets and collateral may be subject to the conflicting claims of the creditors of the relevant custodian or counterparty, and we may be exposed to the risk of a court treating the Fund as a general unsecured creditor of such custodian or counterparty, rather than as the owner of such assets or collateral, as the case may be.
Certain of our transactions may be undertaken through local brokers, banks or other organizations in the countries in which we make investments, and we will be subject to the risk of default, insolvency or fraud of such organizations. The collection, transfer and deposit of bearer securities and cash expose the Fund to a variety of risks, including theft, loss and destruction. Finally, we will be dependent upon the general soundness of the banking systems of countries in which investments will be made.
Recent developments in the banking sector could materially affect the success of our activities and investments.
Recent insolvency, closure, receivership or other financial distress or difficulty and related events experienced by certain U.S. and
non-U.S.
banks (each, a “Distress Event”), have caused uncertainty and fear of instability in the global financial system generally. In addition, eroding market sentiment and speculation of potential future Distress Events have caused other financial institutions—in particular smaller and/or regional banks—to experience volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions, potentially triggering the occurrence of additional Distress Events. Notwithstanding intervention by certain U.S. and
non-U.S.
governmental agencies to protect the uninsured depositors of banks that have recently experienced Distress Events, there is no guarantee that depositors (which depositors could include us and/or our portfolio companies) that have assets in excess of the amount insured by governmental agencies on deposit with a financial institution that experiences a Distress Event will be made whole or, even if made whole, that such deposits will become available for withdrawal or other usage on a timely basis.
There is a risk that other banks, other lenders, or other financial institutions (including such financial institutions in their respective capacities as brokers, hedging counterparties, custodians, loan servicers, administrators, intermediary or other service providers (the foregoing, together with banks, each, a “Financial Institution”)) may be similarly impacted, and it is uncertain what steps (if any) government or other regulators may take in such circumstances. As a consequence, for example, Oaktree, us and/or our portfolio companies may be delayed or prevented from accessing funds or other assets, making any required payments under debt or other contractual obligations, paying distributions or pursuing key strategic initiatives. In addition, such bank or other Financial Institution Distress Events and/or attendant instability could adversely affect, in certain circumstances, the ability of both affiliated and unaffiliated joint venture partners, co-lenders,
syndicate lenders or other parties to undertake and/or execute transactions with us, which in turn may result in fewer investment opportunities being made available to us or being consummated by us, result in shortfalls or defaults under existing investments, or impact our ability to provide additional follow-on
support to portfolio companies. Distress Events could also impact the ability of Oaktree, us and/or portfolio companies to access hedging, loan servicing, monitoring, compliance (including compliance with anti-money laundering and related laws and regulations), administration, intermediation or other services, either permanently or for an extended period of time.
In addition, in the event that a Financial Institution that provides credit facilities and/or other financing to us, any of our affiliates, and/or one or more of our portfolio companies closes or experiences any other Distress Event, there can be no assurance that such Financial Institution will honor its obligations to provide such financing or that we or such portfolio company will be able to secure replacement financing or credit accommodations at all or on similar terms, or be able to do so without suffering delays or incurring losses or significant additional expenses. Similarly, if a Distress Event leads to a loss of access to a Financial Institution’s other services (in addition to financing and other credit accommodations), it is also possible that we or our portfolio companies will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). We and our portfolio companies are subject to similar risks if a Financial Institution utilized by our investors or by suppliers, vendors, brokers, dealers, custodians, loan and portfolio servicers, hedging and other service providers or other counterparties of us or our portfolio companies becomes subject to a Distress Event, which could have a material adverse effect on us. We, our affiliates, and our portfolio companies are expected to be subject to contractual obligations to maintain all or a portion of their respective assets with a particular Financial Institutions (including, without limitation, in connection with a credit facility or other financing transaction). Accordingly, although each of Oaktree and us seeks to do business with Financial Institutions that it believes are creditworthy and capable of fulfilling their respective obligations, there can be no expectation that any of the foregoing, or any of their respective affiliates or portfolio companies will establish banking relationships or financial arrangements with multiple Financial Institutions or maintain account balances at or below the relevant insured amounts with respect to any Financial Institution.
Uncertainty caused by recent bank failures—and general concern regarding the financial health and outlook for other Financial Institutions—could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect us, our portfolio companies or our respective financial performance.
The ongoing conflict between Russia and Ukraine could materially affect the success of our activities and investments.
In 2022, the Russian military commenced a full-scale invasion of Russia’s forces into Ukraine. In response, the United States, United Kingdom, the European Union, or EU, and other countries have imposed significant sanctions targeting the Russian financial system, petroleum sector and extractive industries, heavy manufacturing, and other sectors. These and other jurisdictions have also imposed prohibitions on most new investment in Russia, prohibitions on trade in many Russian securities, and prohibitions on the provision of a number of services to certain sectors of the Russian economy. Since the invasion, the sanctions and export controls landscape has been and is likely to continue to be dynamic. Russia’s invasion of Ukraine, the resulting displacement of persons both within Ukraine and to neighboring countries and the increasing international sanctions could have a negative impact on the economy and business activity globally, and therefore could adversely affect the performance of our investments. Furthermore, given the ongoing and evolving nature of the conflict between the two nations and its ongoing escalation (including with respect to the use of nuclear weapons and cyberwarfare against military and civilian targets globally), it is difficult to predict the conflict’s ultimate impact on global economic and market conditions, and, as a result, the situation presents material uncertainty and risk with respect to us and the performance of its investments or operations, and our ability to achieve our investment objectives.
The ongoing conflict between Israel and Hamas could materially affect the success of our activities and investments.
On October 7, 2023, Hamas (an organization which governs Gaza and which has been designated as a terrorist organization by the United States, the United Kingdom, the EU, Australia and other nations) committed a terrorist attack within Israel (the “October 7 Attacks”). As of the date hereof, Israel and Hamas remain in active armed conflict. The ongoing conflict and rapidly evolving measures in response could have a negative impact on the economy and business activity globally, and therefore could adversely affect the performance of our investments. The severity and duration of the conflict and its future impact on global economic and market conditions (including, for example, oil prices and/or the shipping industry) are impossible to predict and, as a result, present material uncertainty and risk with respect to us and the performance of our investments and operations, and our ability to achieve our investment objectives. For example, the armed conflict may expand and may ultimately more actively involve the United States, Lebanon (and/or Hezbollah), Syria, Iran, Yemen and/or other countries or terrorist organizations, any of which may exacerbate the risks described above. Similar risks exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in the Middle East or the immediate surrounding areas. The United States has announced sanctions and other measures against Hamas-related persons and organizations in response to the October 7 Attacks, and the United States (and/or other countries) may announce further sanctions related to the ongoing conflict in the future.
Our investments are subject to environmental risks.
We may face significant environmental liability in connection with our investments. When compared to the United States, the historical lack or inadequacy of environmental regulation in certain
non-U.S.
countries has led to the widespread pollution of air, ground and water resources. The legislative framework for environmental liability in these countries has not been fully established or implemented. The extent of the responsibility, if any, for the costs of abating environmental hazards may be unclear when we are considering an investment. We may engage the services of qualified environmental consultants as necessary to assess the environmental condition of property which may be or is an investment. Nevertheless, we or a company in which we invest may be considered an owner or operator of properties on or in which asbestos or other hazardous or toxic substances exist and, therefore, potentially liable for removal or remediation costs, as well as certain other related costs, including governmental fines and costs of injuries to persons and property. These costs can be substantially in excess of the value of the property. The presence of environmental contamination, pollutants or other hazardous or toxic substances on or emanating from a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on or in the vicinity of the property and persons removing such materials, future or continuing property damage (which may adversely affect property value) or claims by third parties, including as a result of exposure to or damage from such materials through the spread of contaminants.
Environmental laws, regulations and regulatory initiatives play a significant role in the energy and utility industries and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The energy and utility industries will continue to face considerable oversight from environmental regulatory authorities. We may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or to people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. Moreover, failure to comply with any such requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims, which could have an adverse effect on our performance.
We and/or our portfolio companies may be materially and adversely impacted by global climate change.
Global climate change is widely considered to be a significant threat to the global economy. Real estate and similar assets in particular may face risks associated with climate change, including risks related to the impact of climate-related legislation and regulation (both domestically and internationally), risks related to climate-related business trends, and risks stemming from the physical impacts of climate change, such as the increasing frequency or severity of extreme weather events and rising sea levels and temperatures.
The market’s focus on climate change may not have a positive impact on our investments.
Financial resources and public and private investment into business activities seeking to address climate change, reduce emissions and promote adaptation to climate change-related impacts are increasing. While financial and non-financial
benefits may flow from these types of investments, Oaktree cannot guarantee that such activities will improve the financial or environmental, social and governance-related performance of the investment, reduce emissions or promote adaptation to climate change-related impacts and Oaktree may also not find itself in a position to maximize opportunities presented by such business activities whether in respect of financial or non-financial
returns.
Additionally, the Paris Agreement and other regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas (“GHG”) emissions may expose real estate and similar assets to so-called
“transition risks” in addition to physical risks, such as: (i) political and policy risks (e.g., changing regulatory incentives and legal requirements, including with respect to GHG emissions, that could result in increased costs or changes in business operations), (ii) regulatory and litigation risks (e.g., changing legal requirements that could result in increased permitting, tax and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief related to impacts related to climate change), (iii) technology and market risks (e.g., declining market for assets, products and services seen as GHG intensive or less effective than alternatives in reducing GHG emissions) and (iv) reputational risks (e.g., risks tied to changing investor, customer or community perceptions of an asset’s relative contribution to GHG emissions). Oaktree cannot rule out the possibility that climate risks, including changes in weather and climate patterns, could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities or the effective management of real estate and similar assets once undertaken, any of which could have a material adverse effect on an investment, or us.
We may invest in derivative instruments from time to time, which present various risks, including market, counterparty, operational and liquidity risks.
Our use of derivatives will largely be limited to hedging certain foreign currency exposures in order to manage risk and return trade-offs, and we may also engage in interest rate hedging or other hedging strategies. While these transactions may reduce certain risks, the transactions themselves entail certain other risks, including counterparty credit risk. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of those positions decline, but instead establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions value. These types of hedging transactions also limit the opportunity for gain if the value of the portfolio position increases. Moreover, it may not be possible to hedge against currency exchange rate, interest rate or public security price fluctuations at a price sufficient to provide protection from the decline in the value of the portfolio position.
While not anticipated to be a meaningful aspect of our investment strategy, we may also invest in over-the-counter
(“OTC”) derivative instruments from time to time. Although we expect to invest in OTC contracts on a bilateral basis with banks or other dealers, we may invest in certain derivatives that are traded on swap execution facilities, security-based swap execution facilities or other similar multi-lateral trading platforms. Certain of such derivatives may be cleared through central counterparties (“CCPs”).
Investing in derivative instruments, particularly OTC derivatives, presents various risks, including market, counterparty, operational and liquidity risks. The prices of derivative instruments, including swaps, forwards and options, may be highly volatile. The value of derivatives also depends upon the price of the underlying security or other asset or index. Typically, investing in a derivative instrument requires the deposit or payment of an initial amount much smaller than the notional or exposure amount from such derivative instrument. Therefore, if the relevant cash market moves against the Fund, we will suffer a larger loss than it would have by directly investing in the underlying security or other asset or index. As discussed below, OTC derivatives are also subject to the default and credit risk of the counterparty if they are not cleared through CCPs, while centrally cleared derivatives are subject to the credit risk of the CCP and the relevant futures commission merchant or other clearing broker. In addition, significant disparities may exist between “bid” and “ask” prices for derivative instruments that are traded over-the-counter
and not on an exchange. While such OTC derivatives are subject to increased regulation under the Dodd-Frank Act, the investor protections and other regulations applicable to such OTC derivatives differ from those applicable to futures and other exchange-traded instruments, as discussed below. In addition, compared with such exchange-traded instruments, the market for OTC derivatives is less liquid. Although OTC derivative instruments are designed to be tailored to meet particular financing and other needs and, therefore, typically provide more flexibility than exchange-traded products, the risk of illiquidity is also greater as these instruments can generally be closed out only by negotiation with the counterparty. In volatile markets, we may not be able to close out a position without incurring a significant amount of loss.
We may also enter into certain other types of swaps, including total return swaps, rate of return swaps, credit default swaps (including index-related credit default swaps), interest rate swaps and credit-linked securities. OTC credit default swaps are bilateral agreements between two parties that transfer a defined credit risk from one party to another.
Swaps transactions, like other financial transactions, involve a variety of significant risks. The specific risks presented by a particular swap transaction necessarily depend upon the terms of the transaction and our circumstances. In general, however, all swaps transactions involve some combination of market risk, credit risk, counterparty credit risk, funding risk, liquidity risk and operational risk. Highly customized swaps transactions in particular may increase liquidity risk. Highly leveraged transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for us to modify, terminate or offset our obligations under a swap or our exposure to the risks associated with a swap prior to its scheduled termination date.
Rule
18f-4
under the Investment Company Act addresses the ability of a BDC to use derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions). Under the rule, BDCs that use derivatives are subject to a value-at-risk
leverage limit, a derivatives risk management program, testing requirements and requirements related to board reporting. These new requirements will apply unless the BDC qualifies as a “limited derivatives user,” as defined under the rules. We believe we qualify as a limited derivative user under the rule. Under the rule, a BDC may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the BDC has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Collectively, these requirements may limit our ability to use derivatives and/or enter into certain other financial contracts.
Investments in options and warrants present risk of loss, including as a result of price movements of underlying securities.
The successful use of options and warrants depends principally on the price movements of the underlying securities. In addition, when we purchase an option or warrant, we run the risk that we will lose our entire investment in a relatively short period of time if the option or warrant turns out to be worthless at the time of its exercise. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, we will lose part or all of our investment in the option. There is no assurance that we will be able to effect closing transactions at any particular time or at any acceptable price. In the event of the bankruptcy of a broker through which we engage in transactions in options or warrants, we could experience delays or losses in liquidating open positions purchased or sold through the broker.
We will bear certain risks associated with any bridge financing we provide to portfolio companies.
We may provide bridge financing to a portfolio company in order to facilitate an investment we organize. Such bridge financings would typically be convertible into more permanent, long-term positions. We will bear the risk of any changes in capital markets, which may adversely affect the ability to refinance any bridge investments. For reasons not always in our or the Adviser’s control, such refinancings may not occur and such bridge financings may remain outstanding. In such event, the failure to refinance could lead to increased risk and cost to the Fund.
Securities purchased or sold on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis could increase the volatility of our NAV.
Securities purchased or sold by the Fund on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. In the case of “when, as and if issued” securities, the Fund could lose an investment opportunity if the securities are not issued. An increase in the percentage of our assets committed to the purchase of securities on a when issued, “when, as and if issued,” delayed delivery or forward commitment basis may increase the volatility of our NAV.
We invest in significant amounts of loans or other debt instruments, including debt-like instruments such as preferred equity, and bank loans and participations, which pose unique risks.
Our investment program includes investments in significant amounts of loans or other debt instruments, including debt-like instruments such as preferred equity, a significant amount of bank loans and participations, as well as other direct lending transactions. These obligations are subject to unique risks, including (a) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws,
(b) so-called
lender-liability claims by the issuer of the obligations, (c) environmental liabilities that may arise with respect to collateral securing the obligations and (d) limitations on our ability to enforce directly our rights with respect to participations. In analyzing each loan or other debt instrument, we compare the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser, Oaktree, their respective affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significantly longer than the timeframes established by the Loan Syndications & Trading Association and comparable
non-U.S.
bodies. The longer a trade is outstanding between the counterparties, the greater the risk of additional operational and settlement issues and the potential for our counterparty to fail to perform. In addition, our investment program may include investments in second lien loans. The nature of second lien loans will entail risks related to priority with respect to collateral, including (a) the subordination of our claims to a senior lien in terms of the coverage and recovery of the collateral and (b) the prohibition of, or limitation on, the right to foreclose on a second lien or exercise other rights as a second lien holder. In certain cases, therefore, no recovery may be available from a defaulted second lien loan.
If we purchase a participation, we will not have established any direct contractual relationship with the borrower. We will be required to rely on the lender or the participant that sold the participation, not only for the enforcement of our rights against the borrower, but also for the receipt and processing of payments due to us under the participation. We will therefore be subject to the credit risk of both the borrower and the selling lender or participant. Because it may be necessary to assert through the selling lender or participant such rights as may exist against the borrower, in the event the borrower fails to pay principal and interest when due, such assertion of rights against the borrower may be subject to delays, expenses and risks that are greater than those that would be involved if we could enforce our rights against the borrower directly.
Loans or other debt instruments we make or acquire may become non-performing
following their acquisition for a wide variety of reasons. Such non-performing
loans or debt instruments may require a substantial amount of workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of principal. It is possible that we may find it necessary or desirable to foreclose on collateral securing one or more loans we have purchased. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive.
See
“—We invest in bank loans, which have associated risks that are different from those of other debt instruments”
for additional risks associated with investing in bank loans.
Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies.
The characterization of an investment as senior debt or senior secured debt does not mean that such debt will necessarily have repayment priority with respect to all other obligations of an issuer. Issuers may have, and/or may be permitted to incur, other debt and liabilities that rank equally with or senior to the senior loans in which we invest. If other indebtedness is incurred that ranks in parity in right of payment or proceeds of collateral with respect to senior loans in which we invest, we would have to share on an equal basis any distributions with other creditors in the event of a liquidation, reorganization, insolvency, dissolution or bankruptcy of such an issuer. Where we hold a first lien to secure senior indebtedness, the issuers may be permitted to issue other senior loans with liens that rank junior to the first liens granted to us. The intercreditor rights of the holders of such other junior lien debt may, in any liquidation, reorganization, insolvency, dissolution or bankruptcy of such an issuer, affect the recovery that we would have been able to achieve in the absence of such other debt.
Even where the senior loans we hold are secured by a perfected lien over a substantial portion of the assets of an issuer and its subsidiaries, the issuer and its subsidiaries will often be able to incur a substantial amount of additional indebtedness, which may have an exclusive lien over particular assets. For example, debt and other liabilities incurred by non-guarantor
subsidiaries of issuers will be structurally senior to the debt we hold. Accordingly, any such debt and other liabilities of such subsidiaries would, in the event of liquidation, dissolution, insolvency, reorganization or bankruptcy of such subsidiary, be repaid in full before any distributions to an obligor of the loans we hold. Furthermore, these other assets over which other lenders have a lien may be substantially more liquid or valuable than the assets over which we have a lien. We may also invest in second-lien secured debt, which compounds the risks described in this paragraph.
We may invest in secured or unsecured loans and are subject to risk of loss upon a borrower default.
In the event of a default by a borrower, we might not receive payments to which we are entitled and thereby could experience a decline in the value of our investments in the borrower. If we invest in debt that is not secured by collateral, in the event of such default, we will have only an unsecured claim against the borrower. In the case of second lien loans that are secured by collateral, while the Adviser generally expects the value of the collateral to be greater than the value of such secured second lien loans, the value of the collateral may actually be equal to or less than the value of such second lien loans or may decline below the outstanding amount of such second lien loans subsequent to our investment. Our ability to have access to the collateral may be limited by bankruptcy and other insolvency laws. Under certain circumstances, the collateral may be released with the consent of the lenders or pursuant to the terms of the underlying loan agreement with the borrower. There is no assurance that the liquidation of the collateral securing a loan would occur in a timely fashion or would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, we might not receive full payment on a secured loan investment to which we are entitled and thereby may experience a decline in the value of, or a loss on, the investment.
We invest in companies that are highly leveraged, and, in most cases, our investments in such companies will be in below investment grade securities, which are viewed as having predominately speculative characteristics.
We invest in companies that are highly leveraged, and, in most cases, our investments in such companies are not rated by any rating agency. If such investments were rated, the Adviser believes that they would likely receive a rating from a nationally recognized statistical rating organization of below investment grade (i.e., below
BBB-
or Baa), which is often referred to as “high yield” and “junk.” Exposure to below investment grade securities involves certain risks, and those securities are viewed as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Securities in the lower-rated categories and comparable non-rated
securities are subject to greater risk of loss of principal and interest than higher-rated and comparable non-rated
securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Such issuers typically are highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities of other issuers. Because investors generally perceive that there are greater risks associated with the lower-rated and comparable non-rated
securities, the yields and prices of such securities may be more volatile than those for higher-rated and comparable non-rated
securities. The market for lower-rated and comparable

non-rated
securities is thinner, often less liquid and less active than that for higher-rated or comparable non-rated
securities, and the market prices of such securities are subject to erratic and abrupt movements. The spread between bid and asked prices for such securities may be greater than normally expected. Such factors can adversely affect the prices at which these securities can be sold and may even make it difficult to sell such securities.
Investment in the securities of financially troubled issuers and operationally troubled issuers involves a high degree of credit and market risk. These financial difficulties may never be overcome and may cause issuers to become subject to bankruptcy proceedings.
Non-performance
or defaults by our portfolio companies would harm our operating results.
Our investment program is comprised of investments in loans or other debt instruments, focused on direct lending transactions. These obligations are subject to unique risks, including (a) the possible invalidation of investment transactions as fraudulent conveyances or preferential payments under relevant creditors’ rights and bankruptcy laws or the subordination of claims under so-called
“equitable subordination” common law principles,
(b) so-called
lender-liability claims by the issuer of the obligations and (c) environmental liabilities that may arise with respect to collateral securing the obligations. In analyzing each loan or other debt instrument, we will compare the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser, its affiliates and certain other individuals, will be borne by us.
Loans or other debt instruments made or otherwise acquired by us may become non-performing
following their origination or acquisition for a wide variety of reasons. Such non-performing
loans or debt instruments may require a substantial amount of workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of principal. It is possible that we may find it necessary or desirable to foreclose on collateral securing one or more loans purchased by us. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. In some states, foreclosure actions can take up to several years or more to conclude. At any time during the foreclosure proceedings, the borrower may file for bankruptcy, staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, we may write-down the value of a portfolio company investment upon the worsening of the financial condition of the portfolio company or in anticipation of a default, which could also have a material adverse effect on our business, financial condition and results of operations.
We may invest in event-driven special situations.
We may invest in companies that become involved in (or the target of) acquisition attempts or tender offers or in companies involved in or undergoing spin-offs or reorganizations, or that become the subject of work-outs, liquidations or bankruptcies or other catalytic changes or similar transactions. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, we may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which we may be invested, there is a potential risk of loss of our entire investment in such companies.
We invest in lower-rated loans and debt instruments, which are subject to greater risk of loss of principal and interest than higher-rated loans and debt instruments.
Because we invest in loans and other debt instruments that are rated below investment grade by the various credit rating agencies, or trade at a yield similar to non-investment
grade debt (and in comparable
non-rated
loans), the Adviser must take into account the special nature of such loans and debt instruments and certain special considerations in assessing the risks associated with such investments. Loans and debt instruments rated in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated loans and debt instruments and are generally considered to be predominantly speculative with respect to the borrower’s capacity to pay interest and repay principal. They are also considered to be subject to greater risk than investment grade rated debt instruments in the case of deterioration of general economic conditions. Because investors perceive that there are greater risks associated with such loans and debt instruments, the yields and prices of such loans and debt instruments may be more volatile than those for higher-rated loans and debt instruments. The market for lower-rated loans and debt instruments is thinner, often less liquid and less active than that for higher-rated loans and debt instruments, which can adversely affect the prices at which such loans and debt instruments can be sold and may even make it impractical to sell such loans or debt instruments. It should be recognized that an economic downturn is likely to have a negative effect on the debt market and on the value of the loans and debt instruments held by the Fund as well as on the ability of the borrowers of such debt, especially highly leveraged borrowers, to service principal and interest payment obligations to meet their projected business goals or to obtain additional financing. If a borrower of a loan owned by the Fund defaults on such loan, we may incur additional expenses to seek recovery, and the possibility of any recovery may be subject to the expense and uncertainty of insolvency proceedings.
We invest in bank loans, which have associated risks that are different from those of other debt instruments.
Our investment program includes investments in significant amounts of bank loans. Bank loans may not be deemed to be “securities” for purposes of the federal securities laws and therefore may not have the protections afforded by the federal securities laws, including anti-fraud protections. In addition, bank loans have a longer settlement period as compared to other debt instruments. When compared to the purchase of high yield bonds, which typically settle within three business days after the initial trade date, the settlement process for the purchase of bank loans can take several days and, in certain instances, several weeks longer than a bond trade. The longer a trade is outstanding between the counterparties may increase the risk of additional operational and settlement issues and the potential for our counterparty to fail to perform.
Borrowers may elect to repay the principal on an obligation earlier than expected.
Our investments will typically permit the borrowers to voluntarily prepay directly originated senior secured loans and other debt investments at any time, either with no or a nominal prepayment premium. Borrowers may elect to repay the principal on an obligation earlier than expected. This may happen, including when there is a decline in interest rates, or when an issuer’s improved credit or operating or financial performance allows the refinancing of certain classes of debt with lower cost debt. Assuming an improvement in a borrower’s or the credit market conditions, early repayments of the debt held by the Fund could increase. Generally, our investments are not expected to include a significant premium payable upon the repayment of such senior debt.
We may engage in short sale transactions.
We may engage in short sale transactions for hedging purposes. Short sales can, in certain circumstances, substantially increase the impact of adverse price movements on our portfolio. A short sale of a security involves the risk of a theoretically unlimited loss from a theoretically unlimited increase in the market price of the security that could result in an inability to cover the short position. In addition, there can be no assurance that securities necessary to cover a short position will be available for purchase.
Our investment portfolios may be subject to high turnover rates, which will increase commission and transaction costs.
The different strategies we use may require frequent trading and a high portfolio turnover. The more frequently we trade, the higher the commission and transaction costs and certain other expenses involved in our operations. We will bear these costs regardless of the profitability of our investment and trading activities. In addition, a high portfolio turnover may increase the recognition of short-term, rather than long-term, capital gains.
Both our portfolio companies and the Fund may be leveraged.
Our investments include companies whose capital structures may have significant leverage. Such investments are inherently more sensitive to declines in revenues and to increases in expenses and interest rates. The leveraged capital structure of such investments will increase the exposure of the portfolio companies to adverse economic factors, such as downturns in the economy or deterioration in the condition of the portfolio company or its industry. Additionally, the securities we acquire may be the most junior in what will typically be a complex capital structure, and, thus, subject to the greatest risk of loss.
Furthermore, we engage in investment activities that involve the use of leverage. The cumulative effect of the use of leverage by the Fund in a market that moves adversely to our investments could result in a loss to the Fund that would be greater than if leverage had not been used, including loss of the entire investment and also the possibility of loss exceeding the original amount of a particular investment. To the extent that we engage in any leveraging, we will be subject to the risks normally associated with debt financing, including those relating to the ability to refinance and the insufficiency of cash flow to meet principal and interest payments, which could significantly reduce or even eliminate the value of our investment. Leveraging the capital structure will mean that third parties, such as banks, may be entitled to the cash flow generated by such investments prior to the Fund receiving a return. Also, if one of our assets is mortgaged or otherwise used as collateral to secure repayment of indebtedness and such payments are not made, the asset could be foreclosed upon by the lender or otherwise transferred to the lender.
There are also financing costs associated with leverage, and each leveraged investment will involve interest rate risk to the extent that financing charges for such leveraged investment are based on a predetermined interest rate. Furthermore, to the extent that we draw capital from a credit facility to fund investments, the amount and timing of contributions and distributions to the shareholders may be affected in a manner that in some circumstances could be potentially adverse to the shareholders.
No assurance can be given that financing for our investments will be obtained on favorable or acceptable terms, or at all. In addition, once initial financing is obtained, no assurance can be given that such financing will subsequently be available throughout the life of any individual investment, or that replacement financing can be obtained as intended by the Adviser. If we are unable to obtain financing, this may have a material adverse effect on our ability to achieve our investment objective and the return on invested capital.
We borrow money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.
Borrowings, also known as leverage, magnify the potential for loss on invested equity capital. We expect to continue to use leverage to partially finance our investments, through borrowings from banks and other lenders, which will increase the risks of investing in our Common Shares, including the likelihood of default. We borrow under the (i) senior secured revolving credit agreement, dated as of March 25, 2022, among us, as borrower, the lenders party thereto, and ING Capital LLC, as administrative agent, as amended by that certain subsequent incremental commitment and assumption agreement, dated as of October 6, 2022 and amendment no. 1, dated as of June 28, 2023 (as amended and/or restated from time to time, the “ING Credit Agreement”), (ii) loan and security agreement, dated as of February 24, 2023, among OSCF Lending SPV, LLC, a wholly owned subsidiary of us, as borrower, us, as parent and servicer, Citibank, N.A., as collateral agent and securities intermediary, Virtus Group, LP, as collateral administrator, the lenders party thereto, and JPMorgan Chase Bank, National Association, as administrative agent, as amended by amendment no. 1, dated as of July 5, 2023 (as amended and/or restated from time to time, the “JPM Loan and Security Agreement”), (iii) loan and security agreement, dated as of September 29, 2023, among OSCF Lending III SPV, LLC, a wholly owned subsidiary of us, as borrower, us, as transferor and servicer, Citibank, N.A., as the account bank, Virtus Group, LP, as collateral custodian, the lenders party thereto, and Sumitomo Mitsui Banking Corporation, as administrative agent and collateral agent, (iv) loan and servicing agreement, dated as of November 21, 2023, among OSCF Lending V SPV, LLC, a wholly owned subsidiary of us, as borrower, us, as transferor and servicer, Computershare Trust Company, N.A., as securities intermediary, collateral custodian, collateral agent and collateral administrator, the lenders party thereto, and Canadian Imperial Bank of Commerce, as administrative agent, (v) loan financing and servicing agreement, among OSCF Lending IV SPV, LLC, a wholly owned subsidiary of us, as borrower, us, as servicer and equityholder, the lenders party thereto, Deutsche Bank AG, New York Branch, as facility agent, the other agents parties thereto and Deutsche Bank National Trust Company, as collateral agent and collateral custodian, (vi) loan and servicing agreement, among OSCF Lending II SPV, LLC, a wholly owned subsidiary of us, as borrower, we, as transferor and servicer, Citibank, N.A., as the collateral agent, account bank and collateral custodian, Virtus Group, LP, as collateral administrator, each of the lenders from time to time party thereto, and Morgan Stanley Asset Funding, Inc., as the administrative agent, (vii) $350 million aggregate principal amount of our 8.400% Notes due 2028, issued on November 14, 2023 (the “2028 Notes”) and (viii) $400 million aggregate principal amount of our 6.500% Notes due 2029, issued on July 23, 2024 (the “2029 Notes” and together with the 2028 Notes, the “Notes”), and may issue debt securities or enter into other types of borrowing arrangements in the future. For additional information about our indebtedness, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Discussion and Analysis of Operations—Leverage.” If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. To the extent we incur additional leverage, these effects would be further magnified, increasing the risk of investing in us. Such a decline could negatively affect our ability to make Common Share distributions or scheduled debt payments. Leverage is generally considered a speculative investment technique and we only intend to use leverage if expected returns will exceed the cost of borrowing.
As of September 30, 2024, we had $1,095.0 million of outstanding indebtedness under our credit facilities, $350.0 million of outstanding 2028 Notes and $400.0 million of outstanding 2029 Notes. These debt instruments require periodic payments of interest. The weighted average interest rate charged on our borrowings as of September 30, 2024 was 7.9% (exclusive of deferred financing costs and inclusive of the impact of an interest rate swap designated as a hedging instrument). We will need to generate sufficient cash flow to make these required interest payments. In order for us to cover our annual interest payments on indebtedness, we must achieve annual returns on our September 30, 2024 total assets of at least 2.89%. If we are unable to meet the financial obligations under our current or future credit facilities, the lenders under the credit facilities will have a superior claim to our assets over our shareholders.
Illustration.
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	- 10%	- 5%	0%	5%	10%
Corresponding net return to common shareholder	-20.50	-12.55	-4.60	3.35	11.30
For purposes of this table, we have assumed $5,030.6 million in total assets (less all liabilities and indebtedness not represented by senior securities), $1,845.0 million in debt outstanding under our credit facilities, $3,164.3 million in net assets as of September 30, 2024, and a weighted average interest rate of 7.9% as of September 30, 2024 (exclusive of deferred financing costs). Actual interest payments may be different.
We may default under our credit facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows
.
Provisions in a credit facility may limit our investment discretion.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Leveraged portfolio companies may pose higher risk of default.
Leveraged companies, such as those in which we invest, may be more prone to bankruptcy or similar financial distress. A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the securities that we will hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, we may write down the value of a portfolio company investment upon the worsening of the financial condition of the portfolio company or in anticipation of a default, which could also have a material adverse effect on our business, financial condition and results of operations
As a result, we may need to modify the payment terms of our investments, including changes in PIK interest provisions and/or cash interest rates. The performances of leveraged companies have been, and may continue to be, negatively impacted by these economic or other conditions, which may result in our receipt of a reduced level of interest income from such portfolio companies and/or losses or charge offs related to such investments, and, in turn, may adversely affect distributable income and have a material adverse effect on our results of operations.
Our success may depend, in part, on the ability of the Adviser to effectuate loan modifications or restructure and improve the operations of portfolio companies. The activity of identifying and implementing any such restructuring programs and operating improvements entails a high degree of uncertainty. There can be no assurance that the Adviser will be able to successfully identify and implement such restructuring programs and improvements.
We may enter into reverse repurchase agreements, which involve many of the same risks posed by our use of leverage.
We may enter into reverse repurchase agreements as part of our management of our temporary investment portfolio. Entry into any such reverse repurchase agreements would be subject to the Investment Company Act limitations on leverage. In connection with entry into a reverse repurchase agreement, we would effectively pledge our assets as collateral to secure a short-term loan. Generally, the other party to the agreement would make a loan to us in an amount equal to a percentage of the fair value of the collateral pledged. At the maturity of the reverse repurchase agreement, we will be required to repay the loan and then receive back our collateral. While used as collateral, the assets continue to pay principal and interest, which are for the benefit of the Fund.
Use of reverse repurchase agreements, if any, involves many of the same risks involved in our use of leverage. For example, the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that we have sold but we would remain obligated to purchase those securities. As such, we bear the risk of loss that the proceeds at settlement are less than the fair value of the securities pledged. In addition, the market value of the securities retained may decline. If a buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, we would be adversely affected. In addition, due to the interest costs associated with reverse repurchase agreements, our NAV would decline, and, in some cases, we may be worse off than if it had not used such agreements.
We issue senior securities and/or incur indebtedness, and any amounts that we use to service our senior securities or indebtedness will reduce amounts distributable to holders of our Common Shares.
Consistent with applicable legal and regulatory requirements, we issue senior securities and/or borrow money from banks or other financial institutions and may do so up to the maximum amount permitted by the Investment Company Act. In addition, we may seek to securitize certain of our loans. Under the provisions of the Investment Company Act, we are permitted, as a BDC, to issue senior securities if it meets an asset coverage ratio, as calculated as provided in the Investment Company Act, of at least 150% immediately after each such issuance. If the value of our assets declines, we may be unable to satisfy this test, which may prohibit us from paying dividends and could prevent us from maintaining our status as a RIC or may prohibit us from repurchasing Common Shares. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous.

Accordingly, any failure to satisfy this test could have a material adverse effect on our business, financial condition or results of operations.
Also, any amounts that we use to service our indebtedness or senior securities would not be available for distributions to shareholders. Furthermore, as a result of issuing indebtedness or senior securities, shareholders would also be exposed to typical risks associated with increased leverage, including an increased risk of loss resulting from increased indebtedness.
If we issue preferred shares, the preferred shares would rank “senior” to the Common Shares. Preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences or privileges more favorable than those of shareholders. The issuance of preferred shares could also have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for shareholders or otherwise be in their best interest.
We are not generally able to issue and sell Common Shares at a price below the then-current NAV per Common Share. We may, however, sell Common Shares, or warrants, options or rights to acquire Common Shares, at a price below the then-current NAV per Common Share if the Board of Trustees determines that such sale is in the best interests of the Fund and the shareholders, and the shareholders approve such sale. If we raise additional funds by issuing more Common Shares, including in connection with senior securities convertible into, or exchangeable for, Common Shares, then the percentage ownership of shareholders at that time will decrease, and holders of Common Shares might experience dilution with respect to their percentage ownership.
We may invest in distressed or bankrupt companies, and investing in companies involved in bankruptcy proceedings presents significant risks.
We may acquire the securities and other obligations of distressed or bankrupt companies. At times, distressed debt obligations may not produce income and may require us to bear certain extraordinary expenses (including legal, accounting, valuation and transaction expenses) in order to protect and recover our investment. Therefore, to the extent we invest in distressed debt, our ability to achieve current income for the shareholders may be diminished, particularly where the portfolio company has negative EBITDA.
We also will be subject to significant uncertainty as to when and in what manner and for what value the distressed debt we invest in will eventually be satisfied whether through a liquidation, an exchange offer or plan of reorganization involving the distressed debt securities or a payment of some amount in satisfaction of the obligation. In addition, even if an exchange offer is made or plan of reorganization is adopted with respect to distressed debt we hold, there can be no assurance that the securities or other assets we receive in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made.
Moreover, any securities we receive upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of our participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed debt, we may be restricted from disposing of such securities.
We may make investments that could require substantial workout negotiations or restructuring in the event of a default or bankruptcy. There are a number of significant risks when investing in companies involved in bankruptcy proceedings, including the following: First, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors. Second, a bankruptcy filing may have adverse and permanent effects on a company. For instance, the company may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Fourth, certain claims, such as claims for taxes, wages, employee and worker pensions and certain trade claims, may have priority by law over the claims of certain creditors. Fifth, the administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors. Sixth, creditors can lose their ranking and priority in a variety of circumstances, including if they exercise “domination and control” over a debtor, and other creditors can demonstrate that they have been harmed by such actions. Seventh, we may seek representation on creditors’ committees and as a member of a creditors’ committee, it may owe certain obligations generally to all creditors similarly situated that the committee represents, and it may be subject to various trading or confidentiality restrictions. If the Adviser concludes that our membership on a creditors’ committee entails obligations or restrictions that conflict with the duties it owes to shareholders, or that otherwise outweigh the advantages of such membership, we will not seek membership in, or will resign from, that committee. Because we will indemnify the Adviser or any other person serving on a committee on our behalf for claims arising from breaches of those obligations, indemnification payments could adversely affect the return on our investment in an asset or company undergoing reorganization.
There is a possibility that we may incur substantial or total losses on our investments and, in certain circumstances, subject us to certain additional potential liabilities that may exceed the value of our original investment. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, bankruptcy laws may delay our ability to realize on collateral for loan positions held by us, or may adversely affect the priority of such loans through doctrines such as equitable subordination or may result in a restructuring of the debt through principles such as the “cramdown” provisions of the bankruptcy laws. In addition, the bankruptcy laws and regimes of certain jurisdictions outside the United States may be untested, subject to manipulation or change and not provide a proven venue to resolve a company’s bankruptcy estate.
Investments in real estate and mortgage-backed securities carry risks, including fluctuations in value and complications associated with events of default.
The value of real estate and real estate-related securities and other investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, bank liquidity, the availability of financing and by regulatory or governmentally imposed factors such as a zoning change, an increase in property taxes, the imposition of height or density limitations, the requirement that buildings be accessible to disabled persons, the requirement for environmental impact studies, the potential costs of remediation of environmental contamination or damage and the imposition of special fines to reduce traffic congestion or to provide for housing. Income from income-producing real estate may be adversely affected by general economic conditions, local conditions such as oversupply or reduction in demand for space in the area, competition from other available properties, and the owner provision of adequate maintenance and coverage by adequate insurance. Certain significant expenditures associated with real estate (such as mortgage payments (to the extent leveraged), real estate taxes and maintenance costs) have no relationship with, and, thus, do not diminish in proportion to, a reduction in income from the property. Reductions in value or cash flow could impair our ability to make distributions to shareholders, adversely impact our investment policy and reduce overall returns on investments.
If a borrower of a loan secured by real estate defaults on such loan, it is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing such loan. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions, which often prolongs and complicates an already difficult and time-consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.
We may also invest in mortgage-backed securities, including RMBS and CMBS. The collateral underlying CMBS generally consists of commercial mortgages or real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse
against the commercial borrower. The prospect of full repayment of the commercial mortgage loans underlying CMBS depends on the ability of the commercial borrower to generate current income from its commercial property, which is affected by a variety of factors, and to secure subsequent financing, which can be negatively impacted by a difficult credit environment. Given the non-recourse
nature of the underlying commercial mortgage loan, the options for financial recovery are limited in nature if a commercial borrower defaults, and in certain instances, a negotiated settlement or an amendment to the terms of the commercial mortgage loan are the only options before an ultimate foreclosure on the commercial property. Foreclosure is costly and often protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial mortgage loan. The overall level of commercial mortgage loan defaults remains significant and market values of the underlying commercial real estate remain distressed in many cases. It has also become increasingly difficult for lenders to dispose of foreclosed commercial real estate without incurring substantial investment losses, and ultimately leading to a decline in the value of CMBS. There can be no guarantee that our investments in CMBS will not be adversely affected by such risks.
We may have difficulty successfully pursuing claims in the courts of
non-U.S.
countries.
Because the effectiveness of the judicial systems in the countries in which we may invest varies, we (or any portfolio company) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to the United States or other countries. Further, to the extent we or a portfolio company may obtain a judgment but is required to seek enforcement in the courts of one of the countries in which we invest, there can be no assurance that such courts will enforce such judgment. The laws of many nations often lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.
We are subject to risk of becoming involved in litigation by third parties as a result of our investment activities.
Our investment activities subject us to the risks of becoming involved in litigation by third parties. This risk is somewhat greater where we exercise control of, or significant influence in, a company’s direction. In addition, in the course of providing managerial assistance to certain portfolio companies, certain of our or the Adviser’s officers and directors may serve as directors on the boards of such companies. In connection therewith, we will be required to indemnify the Adviser and its affiliates, and each of their respective members, officers, directors, employees, shareholders, partners, managers, and certain other persons who serve at the request of the Adviser or its affiliates on our behalf for liabilities incurred in connection with our affairs. Such liabilities may be material and have an adverse effect on the returns to the shareholders. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent certain conduct by the Adviser, be payable from our assets. The Adviser may, but will not be required to, purchase insurance for the Fund, the Adviser and their affiliates, employees, agents and representatives. Additionally, the Investment Advisory Agreement, to the extent permitted by law, will limit the circumstances under which the Adviser can be held liable to the Fund and our shareholders. As a result, our shareholders may have a more limited right of action in certain cases than they would in the absence of this provision.

We may be subject to potential allegations of lender liability.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors. We may be subject to potential allegations of lender liability. In addition, courts have in some cases applied the doctrine of equitable subordination to subordinate the claim of a lending institution against a borrower to claims of other creditors of the borrower when the lending institution is found to have engaged in unfair, inequitable or fraudulent conduct. Such claims may be brought even if we acquired the loan on a secondary basis.
The exercise of control of, or significant influence over, a portfolio company may impose additional risks of liability.
In certain circumstances, including if we invest in a different part of the capital structure as Other Oaktree Funds, our holdings may be aggregated with those of such Other Oaktree Funds, which collectively may be deemed to give these funds and accounts controlling interests in or the ability to significantly influence a portfolio company. The exercise of control of, or significant influence over, a portfolio company may impose additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. In addition, a greater level of involvement by Oaktree in a portfolio company may subject the Fund to a greater risk of litigation by third parties. If these liabilities were to arise, we might suffer a significant loss. We will be required to indemnify the Adviser and others in connection with such litigation, as well as other matters arising as a result of the management of the Fund, subject to certain conditions.
We are subject to contingent liabilities on disposition of our investments.
In connection with the disposition of an investment in a portfolio company, we may be required to make representations about the business and financial affairs of such company typical of those made in connection with the sale of any business. We also may be required to indemnify the purchasers of such investment with respect to certain matters, including the accuracy of such representations. These arrangements may result in contingent liabilities for which the Adviser may establish reserves or escrows.
We may invest in subordinated loans.
Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payments of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
We may invest in loans that have limited amortization requirements.
We may invest directly in senior secured loans, including at initial issuance, which would typically have limited mandatory amortization and interim repayment requirements. A low level of amortization of any directly originated senior secured loans over the life of such senior secured loans may increase the risk that an issuer will not be able to repay or refinance the senior secured loans held by us when it comes due at its final stated maturity.
We may have a limited ability to protect our investment in portfolio companies as a result of making non-controlling
investments.
We are not expected to make investments that result in control of, or significant influence over, a company. As a result, we may have a more limited ability to protect our investment in portfolio companies than if we held a controlling interest or position of significant influence.
We are exposed to risks associated with OID and PIK interest income.
Our investments may include original issue discount (“OID”) and contractual payment-in-kind
(“PIK”) interest, which typically represents contractual interest added to a loan balance and due at the end of such loan’s term. To the extent OID or PIK interest constitute a portion of our income, we are exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:

•	OID and PIK instruments may have higher yields, which reflect the payment deferral and credit risk associated with these instruments;

•	OID and PIK accruals may create uncertainty about the source of our distributions to shareholders;

•
OID and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of the collateral; and

•	OID and PIK instruments may represent a higher credit risk than coupon loans.
The illiquid nature of certain of our investments may make it difficult for us to sell these investments when desired.
We may invest in companies whose securities are not publicly traded, and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities. In fact, all of our assets may be invested in illiquid securities. The illiquidity of these investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments and suffer losses. Our investments may be subject to contractual or legal restrictions on resale or may otherwise be illiquid because there is usually no established trading market for such investments. In addition, we may face restrictions on our ability to liquidate investments if the Adviser or any of its affiliates have material non-public
information regarding the portfolio company.
We may utilize different investment techniques not described in this Prospectus.
We may employ investment techniques and invest in other instruments that the Adviser believes will help achieve our investment objective, whether or not such investment techniques or instruments are specifically described herein. Consistent with our investment objective, we may invest in financial instruments of any and all types, which exist now or are hereafter created. Such investments may entail risks not described herein, any of which may adversely affect us.
We may be subject to risks associated with currency exchange transactions.
The Adviser anticipates that a portion of our investments could be made in countries other than the United States and, consequently, we expect to make certain investments denominated in currencies other than the U.S. dollar.

Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on our performance, amounts available for distribution and the value of investments we distribute. Additionally, a particular
non-U.S.
country may impose exchange controls, devalue its currency or take other measures relating to its currency which could adversely affect the Fund. Finally, we incur costs in connection with conversions between various currencies.
We are not obligated to hedge currency risks. Even if the Adviser does so, the Adviser may not be able to put a hedge in place on commercially reasonable terms given the credit terms offered by our counterparties or the volatility of the currency. There can be no guarantee that instruments suitable for hedging market shifts will be available at the time when we wish to use them, or that any hedge would reduce applicable risks. More specifically, if we hedge currency risk, it does not expect that the full risk of currency fluctuations can be eliminated due to the complexity of the investment characteristics of our investment portfolio and limitations in the
non-U.S.
currency market. We conduct our
non-U.S.
currency exchange transactions in anticipation of funding investment commitments or receiving proceeds upon dispositions. In addition, to hedge against adverse stock market shifts, we may purchase put and call options on stocks and write covered call options on stocks.
We may invest in collateralized loan obligations and other securitizations and structured products.
We may invest in CLOs and other securitizations, including RMBS and CMBS, which are generally limited recourse obligations of the issuer (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. Consequently, we will typically not have any direct rights against the issuer of, or the entity that sold, assets underlying the securitization. Securitization Assets may include, without limitation, broadly-syndicated leverage loans, middle-market bank loans, collateralized debt obligation (CDO) debt tranches, trust preferred securities, insurance surplus notes, asset backed securities, mortgages, real estate investment trusts (REITs), high-yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.
Underlying Default Risks
. To the extent underlying default rates with respect to Securitization Assets occur or otherwise increase, the performance of our investments in Securitization Vehicles will be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as general market conditions. A decline in global markets (or any particular sub-market
thereof) may result in higher delinquencies and/or defaults as borrowers will not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which will adversely affect the performance of our investments in Securitization Vehicles.
In addition, investments in Securitization Vehicles may be subject to the risk of bankruptcy of the issuer of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other creditors of the issuer of such asset or nullified under applicable law.
Failure to Satisfy Certain Tests
. The failure by a Securitization Vehicle to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a Securitization Vehicle fails certain tests, holders of senior debt tranches may be entitled to additional payments that would, in turn, reduce the payments we would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting Securitization Vehicle. If any of these events occur, it could materially and adversely affect the return on our investments in such Securitization Vehicles.

Leveraged Credit Risk
. Our investments in securitizations may also be subject to leverage risks. The leveraged nature of Securitization Vehicles, in particular, magnifies the adverse impact of Securitization Asset defaults. Because Securitization Vehicle investments represent a leveraged investment with respect to the underlying Securitization Assets, changes in the market value of Securitization Vehicle investments could be greater than the change in the market value of the underlying Securitization Assets, which are subject to credit, liquidity and interest rate risks.
Liquidity Risk
. Certain debt tranches of Securitization Vehicles may be thinly traded or have a limited trading market and may have the effect of decreasing our liquidity to the extent that we, at a particular point in time, may be unable to find qualified buyers for, and may have difficulty valuing, these securities.
Prepayments and
Re-Investment
Risk.
Our investments in Securitization Vehicles and the Securitization Assets that collateralize them may prepay more quickly than expected and have an impact on the value of our investments in such Securitization Vehicles. Early prepayments give rise to increased re-investment
risk, as we or a Securitization Vehicle collateral manager might realize excess cash from prepayments earlier than expected. If we or a Securitization Vehicle collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
Investment in Junior Debt Tranches
. We may invest in the equity or junior debt tranches of Securitization Vehicles. Such equity and junior debt tranches will be subordinated to other parties, including more senior debt tranches. The receipt of interest, principal and other distributions in respect of the equity or junior debt tranches of a Securitization Vehicle will be governed by an indenture, which will typically provide that such payments may not be made until obligations with respect to senior debt tranches have been met and/or certain financial tests are satisfied. The indenture may also provide for the deferment of payments to equity holders or junior noteholders without triggering an event of default under the indenture. If an event of default under the indenture were to occur, the senior noteholders may be entitled to determine the remedies to be exercised which may be adverse to the interests of the equity holders and/or junior noteholders, and the senior noteholders may not have any obligation to consider the possible adverse effect on the interests of equity holders or junior noteholders. To the extent that any losses are suffered in the underlying portfolio, such losses will be borne in the first instance by equity holders and junior noteholders. In such circumstances, senior notes will be entitled to repayment in full prior any payment is made in respect of the equity or junior notes.
Reliance on Collateral Managers
. With the exception of investments in Oaktree CLOs (if any), Securitization Assets (including non-Oaktree-managed
Securitization Vehicles) are typically actively managed by a third-party investment manager, and, as a result, the Securitization Assets will be traded, subject to rating agency and other constraints, by such investment manager. With respect to Securitization Vehicles, we expect to rely on Securitization Vehicle collateral managers to administer and review the portfolios of collateral they manage. The actions of the Securitization Vehicle collateral managers may significantly affect the performance of our investments in Securitization Vehicles. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect our returns, as we may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. We also expect to rely on Securitization Vehicle collateral managers to act in the best interests of the Securitization Vehicle it manages. If any Securitization Vehicle collateral manager were to act in a manner that was not in the best interests of the Securitization Vehicles (i.e., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments in Securitization Vehicles.
For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact our investments in Securitization Vehicles.
Failure of Servicers to Effectively Service Loans
. The failure of servicers to effectively service the loans underlying certain of our investments in Securitization Vehicles could materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing
assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying such assets could negatively impact the value of our investments in Securitization Vehicles and its performance.
Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business, which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, causing losses to be greater than the outstanding principal balance of that loan.
Structured Products.
We may invest in other structured products. These investments may include debt securities issued by a private investment fund that invests, on a leveraged basis, in bank loans, high-yield debt or other asset groups, as well as certificates issued by a structured investment vehicle that holds pools of CMBS or RMBS. Our investments in structured products will be subject to a number of risks, including risks related to the fact that the structured products will be leveraged. Utilization of leverage is a speculative investment technique and will generally magnify the opportunities for gain and risk of loss borne by an investor in the subordinated debt securities issued by a structured product. Many structured products contain covenants designed to protect the providers of debt financing to such structured products. A failure to satisfy those covenants could result in the untimely liquidation of the structured product and a complete loss of our investment therein. In addition, if the particular structured product is invested in a security in which we are also invested, this would tend to increase our overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. The value of an investment in a structured product will depend on the investment performance of the assets in which the structured product invests and will, therefore, be subject to all of the risks associated with an investment in those assets. These risks include the possibility of a default by, or bankruptcy of, the issuers of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other creditors of the issuer of such asset or nullified under applicable law.
We may make investments in “covenant-lite” loans
.
Although the loans in which we expect to invest will generally have financial maintenance covenants, which are used to proactively address materially adverse changes in a portfolio company’s financial performance, we may invest to a lesser extent in “covenant-lite” loans. We use the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition or operating results. Accordingly, to the extent we invest in “covenant-lite” loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Our investments in
non-U.S.
companies may involve significant risks in addition to the risks inherent in U.S. investments.
Our investment strategy contemplates potential investments in securities of
non-U.S.
companies to the extent permissible under the Investment Company Act. Investing in
non-U.S.
companies may expose us to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of
non-U.S.
taxes (potentially at confiscatory levels), less liquid markets, less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.
Although most of our investments are denominated in U.S. dollars, our investments that are denominated in a
non-U.S.
currency will be subject to the risk that the value of a particular currency will change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.
We may invest in transactions on an expedited basis.
Investment analyses and decisions by Oaktree may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to Oaktree at the time of making an investment decision may be limited, and Oaktree may not have access to detailed information regarding the underlying asset. Therefore, no assurance can be given that Oaktree will have knowledge of all circumstances that may adversely affect certain proposed investments. In addition, Oaktree expects to rely upon certain independent consultants in connection with its evaluation of proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants, and we may incur liability as a result of such consultants’ actions.
Risks Related to an Investment in the Fund and the Common Shares
We are a relatively new company and have a limited operating history.
Although the Adviser utilizes experienced professionals who have successfully pursued an investment strategy substantially similar to ours, we are a relatively newly initiated enterprise with a limited operating history upon which to evaluate our likely performance. The past performance of any other businesses or companies that have or have had an investment objective which is similar to, or different from, our investment objective are not indicative of our future performance and provides no assurance of our future results.
We have a different investment portfolio from other businesses or companies. Accordingly, our results may differ from and are independent of the results obtained by such businesses or companies. No assurance can be given that we will be successful in obtaining suitable investments or that our investment objective will be achieved. There can be no assurance that any shareholder will receive any proceeds from the Fund. We are subject to different investment limitations than certain of the Other Oaktree Funds and, accordingly, may have a materially different portfolio than such Other Oaktree Funds. In addition, the fees and expenses we pay may be different from, and may be higher than, those applicable to the Other Oaktree Funds. There can be no assurance that we will be able to (a) successfully identify, make and realize upon any particular investment or (b) achieve desired spreads and yields to maturity (or that such performance will be commensurate with the risks associated with an investment in the Fund). Actual realized returns will depend on, among other factors, future operating results, pace of deployment, refinancings, whether such interests are held to maturity, value of the underlying assets, foreclosures, market conditions, legal and contractual restrictions, any related transaction costs, and the timing and manner of sale, all of which may differ from the circumstances on which the valuations used in the prior performance data contained herein are based. Accordingly, an investment should only be considered by persons that can afford a loss of their entire investment. Shareholders must rely on the Fund and the Adviser to implement investment policies, to evaluate all investment opportunities and to structure the terms of investments rather than evaluating investments in advance.
We are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of shareholders’ investments could decline substantially or that shareholders’ investments could become worthless. We anticipate, based on the amount of proceeds raised in this offering and any subsequent offerings that it could take some time to invest substantially all of the capital we expect to raise due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments. In order to comply with the RIC diversification requirements during the startup period, we may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which we expect will earn yields substantially lower than the interest, dividend or other income that we seek to receive in respect of suitable portfolio investments. We may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions it expects to pay when our portfolio is fully invested. We will pay the management fee to the Adviser throughout this interim period irrespective of performance. If the management fee and other expenses exceed the return on the temporary investments, our equity capital will be eroded.
An investment in the Fund is not suitable for all investors.
An investment in the Fund is not suitable for all investors. An investment is suitable only for sophisticated investors, and an investor must have the financial ability to understand and willingness to accept the extent of its exposure to the risks and lack of liquidity inherent in an investment in the Fund. Investors should consult their professional advisers to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition. An investment in the Fund requires a long-term commitment, and there can be no assurance that our investment objective will be achieved or that there will be any return of capital. Therefore, investors should only invest in the Fund if they can withstand a total loss of their investment.
Additionally, if investing through a self-directed individual retirement account (“IRA”), investors should consider the unique risks and additional considerations applicable to investments made through self-directed IRAs. In particular, such an investor should consider whether the investment is in accordance with the documents and instruments governing the IRA, whether there is sufficient liquidity in the IRA should the IRA’s beneficiary need to take a mandatory distribution, and whether the investment could give rise to a non-exempt
prohibited transaction under applicable law, which generally includes certain specified transactions between an IRA and a “disqualified person” within the meaning of Section 4975 of the Code. There can be no assurance that the Fund will not be a “disqualified person” with respect to any particular IRA, or that an exemption would be available for any prohibited transaction.
Our investment portfolio may not be diversified across companies, industries, types of securities or geographic regions.
Except to the extent required as a BDC (see “Regulation”) or RIC (see “Certain U.S. Federal Income Tax Considerations”), the Adviser is not under any other obligation to diversify our investments, whether by reference to the amount invested or the industries or geographical areas in which portfolio companies operate. The Adviser may allocate capital among investments as it determines in its sole discretion, subject to the goal of maximizing our returns, and shareholders will have no assurances with respect to the diversification or geographic concentration of the investment program. This lack of diversification will expose us to losses disproportionate to market declines in general if there are disproportionately greater adverse price movements in the particular investments, and our investment portfolio may be subject to more rapid changes in value than would be the case if we were required to maintain a wide diversification among companies, industries and types of securities. To the extent we hold investments concentrated in a particular issuer, security, asset class, industry or geographic region, we will be more susceptible than a more widely diversified investment partnership to the negative consequences of a single corporate, economic, political or regulatory event. Unfavorable performance by any number of investments could substantially adversely affect the aggregate returns realized by shareholders.
Our Board of Trustees has broad discretionary power with respect to our investment objective, policies and strategies.
Our Board of Trustees has the authority to modify or waive our current investment objective, operating policies and strategies without prior notice and without shareholder approval. We cannot predict the effect any changes to our current investment objective, operating policies and strategies would have on our business, NAV and operating results. However, the effects might be adverse, which could negatively impact our ability to pay distributions and cause shareholders to lose part or all of their investment.
Our Board of Trustees may amend our Declaration of Trust without prior shareholder approval.
Our Board of Trustees may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust, including without limitation to classify the Board of Trustees, to impose advance notice bylaw provisions for Trustee nominations or for shareholder proposals, to require super- majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.
The market for the Fund’s target investments is highly competitive.
Purchasers of the Common Shares will be dependent upon the judgment and ability of the Adviser and its affiliates in sourcing transactions and investing and managing our capital.
No assurance can be given that the Adviser will be able to identify and obtain a sufficient number of investment opportunities to invest the full amount of our capital, including any leverage, or that our investment objective will be achieved. Even if sufficient investment opportunities are identified, they may be allocated first to Other Oaktree Funds. See “—
Risks Related to the Adviser and its Affiliates; Conflicts of Interest.
” The activity of identifying and completing investments is highly competitive and involves a high degree of uncertainty and risk. We compete for investments with various other investors, such as other public and private funds, commercial and investment banks, commercial finance companies and, to the extent they provide an alternative form of financing, private equity funds, some of which may be our affiliates. Other funds may have investment objectives that overlap with ours, which may create competition for investment opportunities. Many competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. Some competitors may have a lower cost of funds and access to funding sources that are not available to us, and may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships. Furthermore, many competitors are not subject to the regulatory restrictions that the Investment Company Act and the Code impose on us. The competitive pressures could impair our business, financial condition and results of operations. As a result of this competition, we may not be able to take advantage of attractive investment opportunities.
To the extent that we encounter competition for investments, returns to our shareholders may decrease, including as a result of higher pricing, foregoing opportunities or negotiating fewer transactional protections in order to remain competitive. Additionally, we may incur bid, due diligence, negotiating, consulting or other costs on investments that may not be successful. There can be no assurance that we will be able to identify, complete and exit investments which satisfy our investment objective, or realize upon their values, or that we will be able to invest fully our capital.

We rely on portfolio company management teams to operate their businesses successfully.
We generally invest in healthy companies with proven operating management in place; however, there can be no assurance that such management will continue to operate successfully. Although the Adviser monitors the performance of each investment and may make recommendations, we rely upon management to operate the portfolio companies on a day-to-day
basis and, if applicable, equity sponsors who control the boards of directors of the portfolio companies to select qualified management for such companies. In addition, certain of our investments may be in businesses with limited operating histories.
We bear costs associated with due diligence of our potential investments, and such due diligence may not identify all risks associated with investments we make.
Before we make an investment, the Adviser conducts such due diligence as it deems reasonable and appropriate based on the facts and circumstances applicable to the investment. Due diligence may entail marketing studies, business plan development, evaluation of important and complex business, financial, tax, accounting, and legal issues as well as background investigations of individuals. Outside professionals, consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment. The involvement of such third parties may present a number of risks primarily relating to reduced control of the functions that are outsourced and may entail significant third-party expenses, which are generally borne by the Fund. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex assets could be adversely affected. Due diligence investigations with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating the investment opportunity. Moreover, there can be no assurance that attempts to identify risks associated with an investment will achieve their desired effect. Potential investors should regard an investment in the Fund as being speculative and having a high degree of risk.
In the event of fraud, any material misrepresentation or omission or any professional negligence by any seller or originator of assets or such seller’s or originator’s representatives, or by any other party, we may suffer a material loss of capital and the value of our investments may be adversely impacted. We will rely upon the accuracy and completeness of representations made by various persons in the due diligence process and cannot guarantee such accuracy or completeness.
We bear costs and risks associated with the hiring of third-party service providers.
Certain of our and the Adviser’s operations may interface with and/or depend on third-party service providers, and we or the Adviser may not be in a position to verify the risks or reliability of such third parties. We may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them. The costs, fees and expenses associated with the provision of such services by third-party service providers are generally borne by the Fund instead of the Adviser, thereby increasing the expenses borne by the shareholders.
The Adviser may utilize financial projections to evaluate investments, and such projections are inherently uncertain and may be inaccurate.
We may rely upon projections developed by the Adviser or a third party concerning an investment’s future performance and cash flow, including when deciding that the possibility of actual adversity in connection with an investment in a different part of the capital structure of the portfolio company is remote. Projections are inherently subject to uncertainty and factors beyond the control of the Adviser and the portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. Different assumptions may produce different results. The inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair the ability of a portfolio company to realize projected values and cash flow and could trigger the need for us to remain passive in the event of a restructuring. In addition, prospective investors should note that projected performance is not indicative of future results, and there can be no assurance that the projected results or expected returns will be achieved or that we will be able to effectively implement our investment objective.
In addition, the Adviser may determine the suitability of investments based in part on the basis of financial projections for portfolio issuers. Events or conditions, including changes in general market conditions, which may not have been anticipated or which are otherwise not foreseeable, may occur and have a significant impact on the actual rate of return received with respect to our investments.
Our success depends in part on the Adviser’s ability to effect operating improvements at portfolio companies.
In some cases, the success of our investment strategy depends, in part, on the ability of the Adviser to provide institutional management experience and financial insights to portfolio company management, and to restructure and effect improvements in the operations of a portfolio company. The activity of identifying and implementing restructuring programs (and operating improvements at portfolio companies) entails a high degree of uncertainty. There can be no assurance that the Adviser will be able to successfully identify and implement such restructuring programs and improvements or that such insights and experience will be utilized and implemented by portfolio companies and, even if implemented, that they will result in operating improvements.
Our inability to deploy capital quickly to capitalize on potential investment opportunities could adversely affect the overall returns of the Fund.
In light of the need to be able to deploy capital quickly to capitalize on potential investment opportunities or to establish reserves for anticipated debts, liabilities or obligations, including liquidity needs, we may hold cash in money market investments pending deployment into other investments, the amount of which may at times be significant. While the duration of any such holding period is expected to be relatively short, in the event we are unable to find suitable investments, such money market investments may be held for longer periods, which would dilute overall investment returns. It is not anticipated that the temporary investment of such cash into money market investments will generate significant interest, and shareholders should understand that such low interest payments on the temporarily invested cash may adversely affect the overall returns of the Fund.
Our ability to make
follow-on
investments may substantially impact the success of our investments.
We may be called upon to provide
follow-on
funding for our investments or have the opportunity to increase our investment in such investments. There can be no assurance that we will wish to make follow-on
investments or that we will have sufficient funds to do so. Any decision not to make follow-on
investments or our inability to make them may have a substantial negative impact on an investment in need of such an investment or may diminish our ability to influence such investment’s future development. There can be no assurance that the Adviser will be able to predict accurately how much capital may need to be reserved for participation in follow-on
investments. If more capital is reserved than is necessary, then we may receive a lower allocation of other investment opportunities. If less capital is reserved than is necessary, then we may not be able to fully protect or enhance its existing investment. If we do not have sufficient capital to participate in all (or a portion) of a follow-on
investment opportunity, an Other Oaktree Fund may participate in such follow-on
opportunity in lieu of or alongside the Fund in accordance with the Investment Allocation Considerations described in “Investment Objective and Strategies—Allocation of Investment Opportunities.”
An investment in our Common Shares has limited liquidity.
Our Common Shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of our Common Shares on a national securities exchange. There can be no guarantee that we will conduct a public offering and list our shares on a national securities exchange. An investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in such investment. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their shares. Shareholders must be prepared to bear the economic risk of an investment in our Common Shares for an extended period of time.
We may not pay distributions to our shareholders.
We pay, and intend to continue to pay, distributions to shareholders out of assets legally available for distribution. We cannot assure shareholders that we will achieve investment results that will allow the Fund to sustain a specified level of cash distributions or periodic increases in cash distributions. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC can limit our ability to pay distributions. All distributions will be paid at the discretion of our Board of Trustees and will depend on our earnings, financial condition, maintenance of ability to be subject to tax as a RIC, compliance with applicable BDC regulations and such other factors as the Board of Trustees may deem relevant from time to time. There can be no assurance that we will continue to pay distributions to shareholders.
Although we have implemented a share repurchase program, we have discretion to not repurchase your shares and to amend or suspend the program.
Our Board of Trustees may amend or suspend the share repurchase program at any time in its discretion. Shareholders may not be able to sell your shares at all in the event our Board of Trustees amends or suspends the share repurchase program, absent a liquidity event, and we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. We will notify shareholders of such developments in our quarterly reports or other filings. If less than the full amount of Common Shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata based on the total number of Common Shares being repurchased without regard to class. The share repurchase program has many limitations and should not be relied upon as a method to sell shares promptly or at a desired price.
The timing of our repurchase offers pursuant to our share repurchase program may be at a time that is disadvantageous to our shareholders.
In the event a shareholder chooses to participate in our share repurchase program, the shareholder will be required to provide us with notice of intent to participate prior to knowing what the NAV per share of the class of shares being repurchased will be on the Repurchase Date. Although a shareholder will have the ability to withdraw a repurchase request prior to the Repurchase Date, to the extent a shareholder seeks to sell shares to us as part of our periodic share repurchase program, the shareholder will be required to do so without knowledge of what the repurchase price of our shares will be on the Repurchase Date.
Shareholders may experience dilution.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our Declaration of Trust allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in this offering, our Board of Trustees may elect, without shareholder approval, to: (1) sell additional shares in this or future public offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent trustees or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after you purchase in this offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our shares or their interests in the underlying assets held by our subsidiaries.

All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
We make
co-investments
with third parties.
We
co-invest
with third parties through funds, joint ventures or other entities. Such investments involve risks not present in investments where a third party is not involved, including the possibility that a co-venturer
or partner of the Fund may at any time have other business interests and investments other than the joint venture with the Fund, or may have economic or business goals different from those of the Fund. In addition, we may be liable for actions of our co-venturers
or partners. Our ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture. In addition, such arrangements are likely to involve restrictions on the resale of our interest in the company. Even if the nature of the joint venture arrangement permits us acquire the assets of the joint venture from our co-venturers
or partners, we may not have the resources to do so.
Investments in
non-U.S.
entities pose special risks and considerations.
We may invest in the securities or obligations of
non-U.S.
entities. Certain
non-U.S.
investments involve risks and special considerations not typically associated with U.S. investments. Such risks include (a) the risk of nationalization or expropriation of assets or confiscatory taxation, (b) social, economic and political uncertainty, including war, and revolution, (c) dependence on exports and the corresponding importance of international trade, (d) differences between U.S. and
non-U.S.
markets, including price fluctuations, market volatility, less liquidity and smaller capitalization of securities markets, (e) currency exchange rate fluctuations, (f) rates of inflation, (g) controls on, and changes in controls on,
non-U.S.
investment and limitations on repatriation of invested capital and on our ability to exchange local currencies for U.S. dollars, (h) governmental involvement in and control over the economies, (i) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies, (j) differences in auditing and financial reporting standards that may result in the unavailability of material information about issuers, (k) less extensive regulation of the securities markets, (l) longer settlement periods for securities transactions, (m) less developed corporate laws regarding fiduciary duties and the protection of investors, (n) less reliable judicial systems to enforce contracts and applicable law, (o) certain considerations regarding the maintenance of our portfolio securities and cash with
non-U.S.
sub-custodians
and securities depositories, (p) the possible imposition of
non-U.S.
taxes on income and gains recognized, or gross proceeds received, with respect to such
non-U.S.
investments, (q) restrictions and prohibitions on ownership of property by
non-U.S.
entities and changes in laws relating thereto, (r) additional transactional costs and administrative burdens as a result of local legal requirements and (s) crime, corruption, terrorism, political unrest and war. We may be adversely affected by the foregoing events, or by future adverse developments in global or regional economic conditions or in the financial or credit markets.
There may be restrictions which limit or preclude our investments in
non-U.S.
entities, and we may face difficulty repatriating investment proceeds from
non-U.S.
investments.
Non-U.S.
investment in the securities of issuers in certain nations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude
non-U.S.
investment in issuers in such nations and increase the costs and expenses of the Fund. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by
non-U.S.
investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on, or altogether change its restrictions on,
non-U.S.
capital remittances abroad. In response to sovereign debt or currency crises, for example, certain governments have enacted legislation that imposes restrictions on the inflow and outflow of
non-U.S.
currency into and from such country. These

restrictions may adversely affect our ability to source investments or to repatriate investment proceeds. Repatriation of capital was particularly a problem during the sovereign debt and currency crises of the 1990s and continues to be a problem today in certain countries. Even where capital controls do not prohibit remittances abroad, the repatriation of proceeds from investment dispositions may require the procurement of a substantial number of regulatory consents, certificates and approvals, including licenses for the Fund and clearance certificates from tax or monetary authorities. Obtaining such approvals or licenses may be difficult, expensive and time consuming and may depend on political or other factors outside our control. Finally, repatriation of income from and investments in entities that are organized or domiciled in
non-U.S.
countries may be affected adversely by local withholding and other
non-U.S.
tax requirements. The foregoing requirements and restrictions may adversely affect our ability to source investments or to repatriate investment proceeds, and there can be no assurance that we will be permitted to repatriate capital or profits, if any, from the
non-U.S.
jurisdictions in which it invests.
Deficiencies in our internal control over financial reporting could prevent us from accurately and timely reporting our financial results.
We may identify deficiencies in our internal control over financial reporting in the future, including significant deficiencies and material weaknesses. A “significant deficiency” is a deficiency or a combination of deficiencies in internal control over financial reporting that is less severe than a material weakness, yet important enough to merit attention by those responsible for oversight of a company’s financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of a company’s annual or interim financial statements will not be prevented or detected on a timely basis. A deficiency in internal control exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
Failure to identify deficiencies in our internal control over financial reporting in a timely manner or to remediate any deficiencies, or the identification of material weaknesses or significant deficiencies in the future could prevent us from accurately and timely reporting our financial results.
The process of valuing our portfolio is subject to inherent uncertainties and judgments, which could impact how our NAV is calculated.
Valuations of our portfolio, which affect the amount of the management fee and incentive fee and our performance results, may involve uncertainties and judgmental determinations. Further, the methodology for the calculation of the management fee and incentive fee creates a potential conflict of interest for the Adviser in determining valuations. As a BDC, we are required to account for our investments at market value or, if no market value is ascertainable, at fair value as determined in good faith by the Board of Trustees or its designee. Typically, there is not a public market for the securities of the privately held companies in which we invest. As a result, we value these securities quarterly at fair value as determined in good faith by the Board of Trustees or its designee. Our Board of Trustees has designated the Adviser as the valuation designee pursuant to Rule
2a-5
under the Investment Company Act. The fair value of such securities may change, potentially materially, between the date of the fair value determination and the release of the financial results for the corresponding period or the next date at which fair value is determined.
The process of valuing securities for which reliable market quotations are not available is based on inherent uncertainties, and the resulting values may differ from values that would have been determined had a ready market existed for such securities and may differ from the prices at which such securities may ultimately be sold. Further, third-party pricing information may at times not be available regarding certain of our securities, derivatives and other assets. Certain factors that may be considered in determining the fair value of our investments include the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable publicly traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our or the Adviser’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. In addition, any investments that include OID or PIK interest may have unreliable valuations because their continuing accruals require ongoing judgments about the collectability of their deferred payments and the value of their underlying collateral. Due to these uncertainties, fair value determinations may cause the NAV on a given date to materially understate or overstate the value that the Fund ultimately realizes upon the sale of one or more investments.
A disruption in the secondary markets for our investments may limit the ability of the Adviser to obtain accurate market quotations for purposes of valuing our investments and calculating our NAV. In addition, material events occurring after the close of a principal market upon which a portion of the securities or other assets of the Fund are traded may require the Adviser to make a determination of the effect of a material event on the value of the securities or other assets traded on the market for purposes of determining the fair value of our investments on a valuation date. If the valuation of our securities in accordance with the Adviser’s valuation policy should prove to be incorrect, the fair value of our investments could be adversely affected. Absent bad faith or manifest error, valuation determinations in accordance with the Adviser’s valuation policy will be conclusive and binding. Furthermore, these values will be used to determine our NAV. To the extent these investments are undervalued or overvalued, the Common Shares of existing shareholders or newly admitted shareholders could be adversely affected.
Risks Related to the Adviser and its Affiliates; Conflicts of Interest
Our ability to achieve our investment objective depends on our Adviser’s ability to support our investment process; if our Adviser were to lose key personnel or they were to resign, our ability to achieve our investment objective could be significantly harmed.
We depend on the investment expertise, skill and network of business contacts of the senior personnel of our Adviser. Our Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Key personnel of our Adviser have departed in the past and current key personnel could depart at any time. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of Investment Professionals in adequate number and of adequate sophistication to match the corresponding flow of transactions. The departure of key personnel or of a significant number of the Investment Professionals or partners of our Adviser could have a material adverse effect on our ability to achieve our investment objective. Our Adviser may need to hire, train, supervise and manage new Investment Professionals to participate in our investment selection and monitoring process and may not be able to find Investment Professionals in a timely manner or at all.
In addition, our Adviser may resign on 60 days’ notice. If we are unable to quickly find a new investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms, our operations are likely to experience a disruption and our ability to achieve our investment objective and pay distributions would likely be materially and adversely affected.
Our business model depends to a significant extent upon strong referral relationships, and the inability of the personnel associated with our Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
We expect that personnel associated with our Adviser will maintain and develop their relationships with intermediaries, banks and other sources, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If these individuals fail to maintain their existing relationships or develop new relationships with other sources of investment opportunities, we may not be able to grow or maintain our investment portfolio. In addition, individuals with whom the personnel associated with our Adviser have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us. The failure of the personnel associated with our Adviser to maintain existing relationships, grow new relationships, or for those relationships to generate investment opportunities could have an adverse effect on our business, financial condition and results of operations.
The Adviser may be incentivized to make investments that are risky or speculative in order to enhance our performance.
The fact that the incentive fee is based on our performance may create an incentive for the Adviser to make investments on our behalf that are riskier or more speculative than would be the case in the absence of the incentive fee. The way in which the incentive fee is determined may encourage the Adviser to use leverage to increase the return on our investments. Under certain circumstances, the use of leverage may increase our likelihood of default, which would disfavor shareholders, and could result in higher investment losses, particularly during economic downturns.
In addition, the portion of the incentive fee based on
Pre-Incentive
Fee Net Investment Income and payable to the Adviser will be computed and paid on income that may include interest income that has been accrued but not yet received in cash, such as OID interest, debt instruments with PIK interest and zero coupon securities and obligations. As a result, for any calendar quarter, the incentive fee attributable to
Pre-Incentive
Fee Net Investment Income that is paid to the Adviser may be calculated on the basis of an amount that is greater than the amount of net investment income actually received by the Fund for such calendar quarter. This fee structure may be considered to involve a conflict of interest for the Adviser to the extent that it may encourage the Adviser to favor debt financings that provide for deferred interest, rather than current cash payments of interest. The Adviser may have an incentive for the Fund to invest in deferred interest securities or obligations in circumstances where it would not have done so but for the opportunity to continue to earn the Investment Income incentive fee even when the issuers of the deferred interest securities or obligations would not be able to make actual cash payments on such securities and obligations. Moreover, certain of the types of investments within our investment objective, such as PIK “toggle” debt, may result in a PIK election, which may have the simultaneous effect of increasing the assets under management, thereby increasing the management fee and increasing investment income, thus increasing the incentive fee.
This risk could be increased because the Adviser is not obligated to reimburse the Fund for any distributions of incentive fees previously received even if the Fund subsequently incurs losses or never receives, in cash, the deferred income that was previously accrued. Thus, while the shareholders will share in both the risks and rewards of investing in such instruments, the Adviser will not share in such risks.
In the event that losses are allocated to the Fund for a given annual period, the Adviser is not required to reduce the incentive fee credited for prior annual periods. Shareholders should also be aware that a rise in the general level of interest rates can generally be expected to lead to higher interest rates applicable to our debt investments. Accordingly, an increase in interest rates would make it easier for the hurdle rate to be met or exceeded and may result in a substantial increase of the amount of incentive fee payable to the Adviser with respect to the Investment Income incentive fee without a corresponding increase in performance relative to the market as a whole.
No index will be used as a comparative measure of investment performance as a basis for calculating the incentive fee.
We have and may in the future be required to pay the Adviser the incentive fee for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter.
The Adviser will be entitled to the incentive fee for each fiscal quarter in an amount equal to a percentage of the excess of
Pre-Incentive
Fee Net Investment Income for that quarter above a threshold return for that quarter. For these purposes, the
Pre-Incentive
Fee Net Investment Income excludes realized capital gains, realized capital losses, unrealized capital appreciation and unrealized capital depreciation that we may incur in the fiscal quarter, even if such capital losses result in a net loss for the Fund for that quarter. Thus, we have and may in the future be required to pay the Adviser the incentive fee for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter. If we pay an incentive fee of 12.5% of realized capital gains (net of all realized capital losses on a cumulative basis and unrealized capital depreciation), and thereafter experiences additional realized capital losses or unrealized capital depreciation, we will not be able to recover any portion of the incentive fee previously paid.
The Adviser may be incentivized to increase our NAV by purchasing assets with borrowed amounts.
The management fee is based on our NAV, including assets purchased with borrowed amounts. The Adviser may, therefore, be incentivized to increase such borrowing to increase the management fee. Under certain circumstances, the use of increased leverage may increase the likelihood of default, which would disfavor shareholders.
There may be conflicts of interest related to obligations that the Adviser’s senior management and investment team have to Other Oaktree Funds.
Actual and potential conflicts between the Adviser and its affiliates, on one hand, and us and our portfolio companies, on the other hand, are expected to occur. Oaktree manages the Other Oaktree Funds, which present the possibility of overlapping investments, and thus may raise actual, or potential conflicts of interest. In particular, on the risk/reward spectrum, we sit between Oaktree’s High Yield Bond Funds and Accounts and Senior Loan Funds and Accounts and the Distressed Debt Funds (each as defined in “Potential Conflicts of Interest”). Many of the investments targeted by us may be appropriate for these Other Oaktree Funds but for the expected yield at the time of investment, so in retrospect or at different points in the market cycle, investments that were made by the Fund may seem more appropriate for an Other Oaktree Fund, and vice versa. Shareholders will have no ability to challenge such allocation so long as it was made in good faith in accordance with the procedures discussed in “Investment Objective and Strategies—Allocation of Investment Opportunities”. Such procedures give Oaktree broad authority to allocate investment opportunities, notwithstanding the potential conflicts of interest that may exist. For example, management fees, carried interest or incentive fees and liquidity provisions may differ significantly between the Fund and the Other Oaktree Funds, creating an economic incentive for Oaktree to allocate investments that may be appropriate for a lower fee or more liquid strategy to a higher fee or less liquid strategy.
In addition, there are potential conflicts of interests between the interests of us and our shareholders, on the one hand, and the business interests of Oaktree, on the other hand. Potential conflicts of interests include, but are not limited to, the fact that Oaktree serves as our investment adviser. If any matter arises that Oaktree determines in its good faith judgment constitutes an actual conflict of interest, Oaktree may take such actions as may be necessary or appropriate to prevent or reduce the conflict.
Our executive officers and trustees, and certain members of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds managed by the Adviser’s affiliates. For example, the Adviser presently serves as the investment adviser to Oaktree Specialty Lending Corporation (“OCSL”), a publicly traded BDC, and Oaktree Gardens OLP, LLC (“OLPG”), a private BDC. OCSL is a part of Oaktree’s Strategic Credit and U.S. Private Debt strategies. OCSL and OLPG invest in debt and debt-like instruments similar to those we target for investment. Therefore, there may be certain investment opportunities that satisfy our investment criteria and that of OCSL and OLPG, as well as private investment funds and accounts advised or sub-advised
by the Adviser or its affiliates. OCSL and OLPG each operate as distinct and separate entities, and any investment in the Common Shares will not be an investment in OCSL and OLPG. In addition, all of our executive officers serve in substantially similar capacities for OCSL and OLPG. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in our best interests or the shareholders. For example, the personnel of the Adviser may face conflicts of interest in the allocation of investment opportunities. Oaktree has investment allocation guidelines that govern the allocation of investment opportunities among the investment funds and accounts managed or sub-advised
by the Adviser and its affiliates. To the extent an investment opportunity is appropriate for the Fund, OLPG or OCSL or any other investment fund or account managed or sub-advised
by the Adviser or its affiliates, the Adviser will adhere to its investment allocation guidelines in order to determine a fair and equitable allocation.
In addition, in the event Oaktree forms one or more feeder vehicles to facilitate indirect investments in the Fund by certain investors, there are potential conflicts of interest between the interests of any such feeder vehicles and investors therein, on the one hand, and the business interests of Oaktree, on the other hand. Potential conflicts of interest may include, but are not limited to, the fact that one or more Oaktree affiliates will be the general partner, manager or managing member of any such feeder vehicle. If any matter arises that Oaktree determines in its good faith judgment constitutes an actual conflict of interest, Oaktree may take such actions as may be necessary or appropriate to prevent or reduce the conflict, subject to the limitations of the Investment Company Act.
Pursuant to the Investment Advisory Agreement, our Adviser’s liability is limited and we are required to indemnify our Adviser against certain liabilities. This may lead our Adviser to act in a riskier manner in performing its duties and obligations under the Investment Advisory Agreement than it would if it were acting for its own account, and creates a potential conflict of interest.
In addition, we may make investments in different parts of the capital structure of companies in which Other Oaktree Funds already hold an investment. Generally speaking, the Adviser expects that we will make such investments only when, at the time of investment, the Adviser believes that (a) such investment is in our best interests and (b)(i) the possibility of actual adversity between us, on the one hand, and the Other Oaktree Fund, on the other, is remote, (ii) either the potential investment by us or the investment of such Other Oaktree Fund is not large enough to control any actions taken by the collective holders of securities of such company or asset or (iii) in light of the particular circumstances, Oaktree determines in its discretion and in good faith that such investment is appropriate for the Fund, notwithstanding the potential for conflict. If any conflict were to arise, however, the Adviser will be permitted to take certain actions that, in the absence of such conflict, it would not take, such as causing the Fund to remain passive, investing in the same class of securities to align interests, divesting investments or taking other actions to reduce adversity, which may have the effect of benefiting certain Other Oaktree Funds, and not the Fund. Given that we generally intend to invest higher in the capital structure, it is likely we will remain passive in the event of a conflict, meaning that we must rely on other investors holding the same types of securities or obligations to advocate on behalf of our class. The Adviser will have no obligation to advise these other holders of any potential claims they may have of which The Adviser may be aware or to consider their interests when advocating on behalf of the Other Oaktree Funds that hold investments in lower parts of the capital structure.
Pursuant to the Administration Agreement, the Administrator furnishes us with the facilities, including our principal executive office, and administrative services necessary to conduct our day-to-day
operations. We pay the Administrator its allocable portion of overhead and other expenses incurred by the Administrator in performing its obligations under the Administration Agreement, including, without limitation a portion of the rent at market rates and the compensation of our Chief Financial Officer, Chief Compliance Officer, their respective staffs and other non-Investment
Professionals at Oaktree that perform duties for us. This arrangement creates conflicts of interest that our Board of Trustees must monitor.
Oaktree’s existing relationships may influence any decision by the Adviser to undertake investments on our behalf.
Oaktree has long-term relationships with a significant number of companies and their respective senior management. Oaktree also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships may influence whether or not the Adviser undertakes a particular investment on our behalf and, if so, the form and level of such investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and our investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular investments that the Adviser will not employ on our behalf in light of these relationships.
Other services provided by broker-dealers and financing sources to Oaktree may influence the Adviser’s selection of these service providers on behalf of the Fund.
Conflicts of interest may exist with respect to the Adviser’s selection of brokers, dealers and transaction agents and counterparties (collectively, “Broker-Dealers”) and financing sources for the execution of transactions by the Fund. When engaging the services of Broker-Dealers and financing sources, the Adviser may, subject to best execution, take into consideration a variety of factors, including, to the extent applicable, the ability to achieve prompt and reliable execution, competitive pricing, transaction costs, operational efficiency with which transactions are effected, access to deal flow and precedent transactions, and the financial stability and reputation of the particular Broker-Dealer, as well as other factors that the Adviser deems appropriate to consider under the circumstances. Broker-Dealers and financing sources may provide other services that are beneficial to the Adviser, Oaktree and their affiliates but that are not necessarily beneficial to the Fund, including capital introductions, other marketing assistance, client and personnel referrals, consulting services and research-related services. These other services and items may influence the Adviser’s selection of Broker-Dealers and financing sources.
Oaktree currently manages and will continue to raise additional investment vehicles that may have a substantially similar investment focus as the Fund.
Within Oaktree’s Direct Lending strategy, Oaktree currently manages and will continue to raise additional separately managed accounts, private commingled funds and private or public BDCs. Each of these BDCs, funds and accounts may have a substantially similar investment focus as the Fund, although some may invest a larger percentage, as compared to the Fund, of its total assets or total capital commitments, whichever is greater, in any one issuer or consolidated issuer group, some may not originate loans to U.S. borrowers, and some will not invest in any investment that is categorized as a Level III asset under GAAP at the time of acquisition. Oaktree may also form parallel funds alongside any of such funds and accounts and may raise other funds and accounts within the Direct Lending strategy in the future. All of such funds and accounts, whether now existing or subsequently created, are referred to herein collectively as the “Related Direct Lending Funds.”
The Adviser intends to allocate investment opportunities among the Fund and the Related Direct Lending Funds in accordance with the procedures discussed in “Investment Objective and Strategies—Allocation of Investment Opportunities”. However, the fee structures and other terms among the Fund and the Related Direct Lending Funds are different, and the Adviser may, therefore, have an incentive to allocate certain opportunities to such funds and accounts for which Oaktree or the general partners of such funds or accounts will receive greater fees, which may result in more attractive but riskier or less liquid opportunities being weighted to a particular fund or account.
While Oaktree does not intend to accept more capital into its Direct Lending strategy than it believes it can prudently invest at the time, the Direct Lending strategy has expanded and is continuing to expand significantly, and the investment process may be burdened by the number of new funds and accounts within the strategy. We have to share the attention of the Investment Professionals with the Related Direct Lending Funds, which could result in the Investment Professionals focusing more on funds and accounts that have more investor capital or that require greater administrative attention.

We may not receive investment opportunities that are allocated to other investment vehicles managed or sponsored by the Adviser.
We and certain of our controlled affiliates are prohibited under the Investment Company Act from knowingly participating in certain transactions with upstream affiliates, or with the Adviser and its affiliates, without the prior approval of independent trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities is an upstream affiliate for purposes of the Investment Company Act, and we are generally prohibited from buying or selling any security (other than our securities) from or to such affiliate, absent the prior approval of independent trustees. The Investment Company Act also prohibits “joint” transactions with an upstream affiliate, or the Adviser or its affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of independent trustees. In addition, we and certain of our controlled affiliates are prohibited from buying or selling any security from or to, or entering into joint transactions with, the Adviser and its affiliates, or any person who owns more than 25% of our voting securities or is otherwise deemed to control, be controlled by, or be under common control with the Fund, absent the prior approval of the SEC through an exemptive order (other than in certain limited situations pursuant to current regulatory guidance as described below). The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing.
As a BDC, we are required to comply with certain regulatory requirements. For example, we are not generally permitted to invest in any portfolio company in which an Other Oaktree Fund or any of its downstream affiliates (other than us and our downstream affiliates) currently has an investment, or to make any co-investments
with the Adviser or its affiliates, including any Other Oaktree Funds or any of its downstream affiliates (other than us and our downstream affiliates), without exemptive relief from the SEC, subject to certain exceptions.
The Adviser has received the Exemptive Relief from the SEC to allow certain managed funds and accounts, each of whose investment adviser is the Adviser or an investment adviser controlling, controlled by or under common control with the Adviser, as well as certain Oaktree proprietary accounts, to participate in negotiated co-investment
transactions where doing so is consistent with the applicable registered fund’s or BDC’s investment objective and strategies as well as regulatory requirements and other pertinent factors, and pursuant to the conditions thereof. On September 11, 2024, we, the Adviser and certain of its affiliates received a further modified exemptive order that allows us to participate in follow-on
investments with private funds that are not already invested in the issuer. Each potential co-investment
opportunity that falls under the terms of the Exemptive Relief and is appropriate for the Fund and any affiliated fund or account, and that satisfies the then-current board-established criteria, will be offered to the Fund and such other eligible funds and accounts. If there is a sufficient amount of securities to satisfy all participants, the securities will be allocated among the participants in accordance with their proposed order size, and if there is an insufficient amount of securities to satisfy all participants, the securities will be allocated pro rata based on the investment proposed by the applicable investment adviser to such participant, up to the amount proposed to be invested by each, which is reviewed and approved by an independent committee of legal, compliance and accounting professionals at the Adviser.
Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, the Fund and the shareholders could be adversely affected to the extent investment opportunities are allocated to other investment vehicles managed or sponsored by, or affiliated with, our executive officers, trustees and members of the Adviser. We might not participate in each individual opportunity but will, on an overall basis, be entitled to participate equitably with other entities managed by the Adviser and its affiliates. The Adviser seeks to treat all clients fairly and equitably over time such that none receives preferential treatment vis-à-vis
the others over time, in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited liquidity, the factors may not result in pro rata allocations or may result in situations where certain funds or accounts receive allocations where others do not.

Brookfield will have the right to appoint a majority of Oaktree’s board of directors, which could give rise to conflicts of interest or magnify existing conflicts of interest.
In 2019, Brookfield acquired a majority economic interest in BOH, an indirect controlling parent of Oaktree. After an initial period of up to seven years from the date of the transaction closing, Brookfield will have the right to appoint a majority of Oaktree’s board of directors and assume control of Oaktree’s business if it chooses to do so, which could give rise to conflicts of interest or magnify existing conflicts of interest. See “Potential Conflicts of Interest—Conflicts Relating to Acquisition of BOH by Brookfield” for a discussion of these conflicts.
The Adviser may offer other investors the opportunity to participate in investments side by side with the Fund.
The Adviser may in its sole discretion offer strategic and other investors the opportunity to participate in one or more Company investments on a side-by-side
basis, subject to the Investment Allocation Considerations described in “Investment Objective and Strategies—Allocation of Investment Opportunities”. The terms of any such investment opportunity will be determined by the Adviser, including any management fee or incentive fee charged in connection therewith, and may vary with respect to any such investment opportunity. In addition, Oaktree and the investment team currently manage, and in the future are expected to manage additional assets for one or more advisory clients through a separate account or similar arrangement employing an investment strategy investing in parallel with, or similar to, our strategy. Such arrangements potentially will afford those clients different terms than us. Advisory clients that have been granted additional access to portfolio information or enhanced transparency may be able to make investment decisions based on information and at times not generally available to other investors, including shareholders. Any such investment decisions made by these advisory clients on the basis of such information, including any substantial withdrawals or redemptions, could adversely affect the market value of our portfolio and therefore our net asset value and net asset value per share.
Portfolio companies of Other Oaktree Funds may compete with our portfolio companies.
Portfolio companies of Other Oaktree Funds may engage in, or may in the future engage in, a broad range of business activities and may invest in, or transact with, companies whose operations may be substantially similar to and/or competitive with the portfolio companies in which we may invest. The performance and operation of such other businesses and investments could conflict with and adversely affect the performance and operation of our portfolio companies, and may adversely affect the prices and availability of business opportunities or transactions available to such portfolio companies and the Fund.
In addition, the activities of portfolio companies of Other Oaktree Funds may have an effect on the existing investments of and/or investment opportunities available to the Fund. For example, any such investment could result in antitrust complexities for the Fund, or any such investment in a particular industry could limit our ability to pursue other opportunities within the same or related industries. Furthermore, the activities of such portfolio companies of Other Oaktree Funds may subject us and/or our portfolio companies and/or issuers to laws, rules and/or regulations of U.S., European and/or any other jurisdictions, in each case, that would not otherwise be applicable to us or our portfolio companies or issuers. Compliance with such laws, rules and regulations may place material burdens and/or limitations on, and may give rise to material costs borne by, us and/or our portfolio companies and/or issuers (including payment of back-taxes and penalties and compliance with additional reporting obligations), any or all of which may have a material adverse effect on our activities and operations.
Oaktree personnel will work on matters related to Other Oaktree Funds.
The Adviser and its affiliates devote such time as they deem necessary to conduct the business affairs of the Fund in an appropriate manner. However, Oaktree personnel work on matters related to Other Oaktree Funds and other Oaktree managed strategies, including providing transaction-related, legal, management and other services to Other Oaktree Funds and portfolio companies. Conflicts may arise in the allocation of personnel among us and such other funds and strategies. As a result, Oaktree personnel will work on other projects, and conflicts may therefore arise in the allocation of personnel among us and such other projects. For example, certain members of the Investment Team are contractually required to, and will, devote substantial portions of their business time to the management and operation of the Other Oaktree Funds.
We may realize different investment returns than Other Oaktree Funds.
We and Other Oaktree Funds have the potential to make investments at different times and/or on different terms or exit any of such investments at different times and/or on different terms compared to such investment made on behalf of us. In addition, we likely will not invest through the same investment vehicles, have the same access to credit or employ the same hedging or investment strategies as such Other Oaktree Funds. This likely will result in differences in prices, investment terms, leverage and associated costs between us and any Other Oaktree Funds. Therefore, we may realize different investment returns than such Other Oaktree Funds, with respect to any investment made alongside some or all of such entities.
The Adviser has sole discretion in determining what investments we will be offered to pursue. As a result, there is no guarantee that we will be offered the opportunity to invest in any particular investments or type of investments alongside any Other Oaktree Funds. The terms, conditions and the time of investment and disposition of investments held by us may be materially different from those of any such Other Oaktree Funds.
There may be trademark risk, as we do not own the Oaktree name.
We do not own the Oaktree name, but we are permitted to use it as part of our corporate name pursuant to the Investment Advisory Agreement. Use of the name by other parties or the termination of the Investment Advisory Agreement may harm our business.
Federal Income Tax Risk
s
We will be subject to corporate-level income tax if we are unable to continue to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. If we do not continue to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.
Some of our investments may be subject to corporate-level income tax.
We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Our portfolio investments may present special tax issues.
The Fund invests in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative or regulatory tax changes could adversely affect investors.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our shares or the value or the resale potential of our investments.
General Risk Factors
General economic and market conditions could materially affect the success of our activities and investments.
Any disruptions in the capital markets may increase the spread between the yields realized on risk-free and higher risk securities and can result in illiquidity in parts of the capital markets, significant write-offs in the financial sector and re-pricing
of credit risk in the broadly syndicated market. These and any other unfavorable economic conditions could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. Significant changes in the capital markets have limited and could continue to limit our investment originations, limit our ability to grow and have a material negative impact on our and our portfolio companies’ operating results and the fair values of our debt and equity investments. More recently, the fair value of our investments was adversely affected by increasing market yields.
Many factors affect the appeal and availability of investments in companies and the securities and obligations that are our focus. The success of our activities could be materially adversely affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of our investments), trade barriers and currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations) in respect of the countries in which we may invest, as well as by numerous other factors outside the control of the Adviser or its affiliates. These factors may affect the level and volatility of securities prices and the liquidity of our investments, which could impair our profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect our investment opportunities and the value of our investments. These events could limit our investment originations, limit our ability to grow or negatively impact our operating results.
Oaktree’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on Oaktree’s business and operations, which includes the Adviser, and thereby could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets will adversely affect our profitability, impede the ability of our portfolio companies to perform under or refinance their existing obligations, and impair our ability to effectively exit investments on favorable terms. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses could be exacerbated by the presence of leverage in a particular portfolio company’s capital structure.
In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect our performance. The economies of particular individual emerging markets countries may differ favorably or unfavorably from one another in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Governments of many emerging markets countries have exercised and continue to exercise substantial influence over many aspects of the private sector, including owning or controlling such countries’ large companies.
Economic recessions or downturns may have a material adverse effect on our business, financial condition and results of operations, and could impair the ability of our portfolio companies to repay debt or pay interest.
Economic recessions or downturns may result in a prolonged period of market illiquidity which could have a material adverse effect on our business, financial condition and results of operations. Unfavorable economic conditions also have and could further increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. These events could limit our investment originations, limit our ability to grow and negatively impact our operating results. In addition, uncertainty with regard to economic recovery from recessions or downturns could also have a negative impact on our business, financial condition and results of operations.
When recessionary conditions exist, the financial results of middle-market companies, like those in which we invest, typically experience deterioration, which could ultimately lead to difficulty in meeting debt service requirements and an increase in defaults. Additionally, there can be reduced demand for certain of our portfolio companies’ products and services and/or other economic consequences, such as decreased margins or extended payment terms. Further, adverse economic conditions may decrease the value of collateral securing some of our loans and the value of our equity investments. Such conditions may require us to modify the payment terms of our investments, including changes in PIK interest provisions and/or cash interest rates. The performance of certain of our portfolio companies has been, and in the future may be, negatively impacted by these economic or other conditions, which may result in our receipt of reduced interest income from our portfolio companies and/or realized and unrealized losses related to our investments, and, in turn, may adversely affect distributable income and have a material adverse effect on our results of operations.
Global economic, political and market conditions, including downgrades of the U.S. credit rating, may adversely affect our business, results of operations and financial condition, including our revenue growth and profitability.
The current global financial market situation, as well as various social and political tensions in the United States and around the world, may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets and may cause economic uncertainties or deterioration in the U.S. and worldwide. The impact of downgrades by rating agencies to the U.S. government’s sovereign credit rating or its perceived creditworthiness as well as potential government shutdowns and uncertainty surrounding transfers of power could adversely affect the U.S. and global financial markets and economic conditions. Several European Union countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. In addition, the fiscal policy of large foreign nations, may have a severe impact on the worldwide and U.S. financial markets. Additionally, trade wars and volatility in the U.S. repo market, the U.S. high yield bond markets, the global stock markets and global markets for commodities may affect other financial markets worldwide. In addition, while governments worldwide have used stimulus measures recently to reduce volatility in the financial markets, volatility has returned as such measures are phased out, and the long-term impacts of such stimulus on fiscal policy and inflation remain unknown. We cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets or on our investments. We monitor developments in economic, political and market conditions and seek to manage our investments in a manner consistent with achieving our investment objective, but there can be no assurance that we will be successful in doing so.

Effects of Leverage [Text Block]
Illustration.
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	- 10%	- 5%	0%	5%	10%
Corresponding net return to common shareholder	-20.50	-12.55	-4.60	3.35	11.30
For purposes of this table, we have assumed $5,030.6 million in total assets (less all liabilities and indebtedness not represented by senior securities), $1,845.0 million in debt outstanding under our credit facilities, $3,164.3 million in net assets as of September 30, 2024, and a weighted average interest rate of 7.9% as of September 30, 2024 (exclusive of deferred financing costs). Actual interest payments may be different.

Effects of Leverage [Table Text Block]
Illustration.
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	- 10%	- 5%	0%	5%	10%
Corresponding net return to common shareholder	-20.50	-12.55	-4.60	3.35	11.30

Return at Minus Ten [Percent]		(20.50%)
Return at Minus Five [Percent]		(12.55%)
Return at Zero [Percent]		(4.60%)
Return at Plus Five [Percent]		3.35%
Return at Plus Ten [Percent]		11.30%
Effects of Leverage, Purpose [Text Block]		For purposes of this table, we have assumed $5,030.6 million in total assets (less all liabilities and indebtedness not represented by senior securities), $1,845.0 million in debt outstanding under our credit facilities, $3,164.3 million in net assets as of September 30, 2024, and a weighted average interest rate of 7.9% as of September 30, 2024 (exclusive of deferred financing costs). Actual interest payments may be different.
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
DESCRIPTION OF OUR SHARES
The following description is based on relevant portions of Delaware law and on our Declaration of Trust and bylaws. This summary is not necessarily complete, and we refer you to Delaware law, our Declaration of Trust and our bylaws for a more detailed description of the provisions summarized below.
General
The terms of the Declaration of Trust authorize an unlimited number of Common Shares of any class, par value $0.01 per share, of which 145,621,488 shares were outstanding as of December 26, 2024, and an unlimited number of shares of preferred shares, par value $0.01 per share. The Declaration of Trust provides that the Board of Trustees may classify or reclassify any unissued Common Shares into one or more classes or series of Common Shares or preferred shares by setting or changing the preferences, conversion or other rights, voting powers, restrictions, or limitations as to dividends, qualifications, or terms or conditions of redemption of the shares.
There is currently no market for our Common Shares, and we can offer no assurances that a market for our shares will develop in the future. We do not intend for the shares offered under this prospectus to be listed on any national securities exchange. There are no outstanding options or warrants to purchase our shares. No shares have been authorized for issuance under any equity compensation plans. Under the terms of our Declaration of Trust, shareholders will be entitled to the same limited liability extended to shareholders of private Delaware for profit corporations formed under the Delaware General Corporation Law, 8 Del. C. 100, et. seq. Our Declaration of Trust provides that no shareholder will be liable for any debt, claim, demand, judgment or obligation of any kind of, against or with respect to us by reason of being a shareholder, nor will any shareholder be subject to any personal liability whatsoever, in tort, contract or otherwise, to any person in connection with the Fund’s assets or the affairs of the Fund by reason of being a shareholder.
None of our shares are subject to further calls or to assessments, sinking fund provisions, obligations of the Fund or potential liabilities associated with ownership of the security (not including investment risks). In addition, except as may be provided by the Board of Trustees in setting the terms of any class or series of Common Shares, no shareholder will be entitled to exercise appraisal rights in connection with any transaction.
Outstanding Securities

Title of Class	Authorized Amount	Amount Held by Fund for its Account	Outstanding as of December 26, 2024
Class T	Unlimited	—	—
Class S	Unlimited	—	47,941,651
Class D	Unlimited	—	109,843
Class I	Unlimited	—	97,569,994
Common Shares
Under the terms of our Declaration of Trust, all Common Shares will have equal rights as to voting and, when they are issued, will be duly authorized, validly issued, fully paid and nonassessable. Dividends and distributions may be paid to the holders of our Common Shares if, as and when authorized by our Board of Trustees and declared by us out of funds legally available therefore. Except as may be provided by our Board of Trustees in setting the terms of classified or reclassified shares, our Common Shares will have no preemptive, exchange, conversion, appraisal or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract. In the event of our liquidation, dissolution or winding up, each share of our Common Shares would be entitled to share pro rata in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred shares, if any preferred shares are outstanding at such time. Subject to the rights of holders of any other class or series of shares, each share of our Common Shares will be entitled to one vote on all matters submitted to a vote of shareholders, including the election of Trustees. Except as may be provided by the Board of Trustees in setting the terms of classified or reclassified shares, and subject to the express terms of any class or series of preferred shares, the holders of our Common Shares will possess exclusive voting power. There will be no cumulative voting in the election of Trustees. Subject to the special rights of the holders of any class or series of preferred shares to elect Trustees, each Trustee will be elected by a plurality of the votes cast with respect to such Trustee’s election except in the case of a “contested election” (as defined in our bylaws), in which case Trustees will be elected by a majority of the votes cast in the contested election of Trustees. Pursuant to our Declaration of Trust, our Board of Trustees may amend the bylaws to alter the vote required to elect trustees.
Class T Shares
No upfront selling commissions are paid for sales of any Class T shares, however, if you purchase Class T shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.5% cap on NAV for Class T shares. For Class T shares, the 3.5% includes a maximum of 3.0% for upfront selling commissions and a maximum of 0.50% for the dealer fee, for a total maximum upfront placement fee of 3.5%.
We pay the Distribution Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class T shares equal to 0.85% per annum of the aggregate NAV of our outstanding Class T shares, including any Class T shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Distribution Manager reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.
Class S Shares
No upfront selling commissions are paid for sales of any Class S shares, however, if you purchase Class S shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 3.5% cap on NAV for Class S shares.
We pay the Distribution Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class S shares equal to 0.85% per annum of the aggregate NAV of our outstanding Class S shares, including any Class S shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Distribution Manager reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.
Class D Shares
No upfront selling commissions are paid for sales of any Class D shares, however, if you purchase Class D shares from certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares.

We pay the Distribution Manager selling commissions over time as a shareholder servicing and/or distribution fee with respect to our outstanding Class D shares equal to 0.25% per annum of the aggregate NAV of all our outstanding Class D shares, including any Class D shares issued pursuant to our distribution reinvestment plan. The shareholder servicing and/or distribution fees are paid monthly in arrears. The Distribution Manager reallows (pays) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services.
Class D shares are generally available for purchase in this offering only (1) through fee-based
programs, also known as wrap accounts, that provide access to Class D shares, (2) through participating brokers that have alternative fee arrangements with their clients to provide access to Class D shares, (3) through transaction/ brokerage platforms at participating brokers, (4) through certain registered investment advisers, (5) through bank trust departments or any other organization or person authorized to act in a fiduciary capacity for its clients or customers or (6) by other categories of investors that we name in an amendment or supplement to this prospectus.
Class I Shares
No upfront selling commissions or shareholder servicing and/or distribution fees are paid for sales of any Class I shares and financial intermediaries will not charge you transaction or other such fees on Class I Shares.
Class I shares are generally available for purchase in this offering only (1) through fee-based

Other Terms of Common Shares
We will cease paying the shareholder servicing and/or distribution fee on the Class T shares, Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with the exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Distribution Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Distribution Manager and the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class T shares, Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the Class T shares, Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class T, Class S or Class D shares. In addition, immediately before any liquidation, dissolution or winding up, each Class T share, Class S share and Class D share will automatically convert into a number of Class I shares (including any fractional shares) with an equivalent NAV as such share.
Preferred Shares
This offering does not include an offering of preferred shares. However, under the terms of the Declaration of Trust, our Board of Trustees may authorize us to issue preferred shares in one or more classes or series without shareholder approval, to the extent permitted by the Investment Company Act. The Board of Trustees has the power to fix the preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends and other distributions, qualifications and terms and conditions of redemption of each class or series of preferred shares. We do not currently anticipate issuing preferred shares in the near future. In the event we issue preferred shares, we will make any required disclosure to shareholders. We will not offer preferred shares to the Adviser or our affiliates except on the same terms as offered to all other shareholders.
Preferred shares could be issued with terms that would adversely affect the shareholders, provided that we may not issue any preferred shares that would limit or subordinate the voting rights of holders of our Common Shares. Preferred shares could also be used as an anti-takeover device through the issuance of shares of a class or series of preferred shares with terms and conditions which could have the effect of delaying, deferring or preventing a transaction or a change in control. Every issuance of preferred shares will be required to comply with the requirements of the Investment Company Act. The Investment Company Act requires, among other things, that: (1) immediately after issuance and before any dividend or other distribution is made with respect to common shares and before any purchase of common shares is made, such preferred shares together with all other senior securities must not exceed an amount equal to 50% of our total assets after deducting the amount of such dividend, distribution or purchase price, as the case may be, and (2) the holders of shares of preferred shares, if any are issued, must be entitled as a class voting separately to elect two Trustees at all times and to elect a majority of the Trustees if distributions on such preferred shares are in arrears by two full years or more. Certain matters under the Investment Company Act require the affirmative vote of the holders of at least a majority of the outstanding shares of preferred shares (as determined in accordance with the Investment Company Act) voting together as a separate class. For example, the vote of such holders of preferred shares would be required to approve a proposal involving a plan of reorganization adversely affecting such securities.
The issuance of any preferred shares must be approved by a majority of our independent Trustees not otherwise interested in the transaction, who will have access, at our expense, to our legal counsel or to independent legal counsel.

Outstanding Securities [Table Text Block]
Outstanding Securities

Title of Class	Authorized Amount	Amount Held by Fund for its Account	Outstanding as of December 26, 2024
Class T	Unlimited	—	—
Class S	Unlimited	—	47,941,651
Class D	Unlimited	—	109,843
Class I	Unlimited	—	97,569,994

ING Credit Agreement [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 415,000	$ 320,000	$ 75,000
Senior Securities Coverage per Unit	[2]			$ 2,709	$ 4,436	$ 5,890
Preferred Stock Liquidating Preference	[3]			$ 0	$ 0	$ 0
JPM SPV Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 230,000	$ 125,000
Senior Securities Coverage per Unit	[2]			$ 2,709	$ 4,436
Preferred Stock Liquidating Preference	[3]			$ 0	$ 0
SMBC SPV Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 100,000	$ 0
Senior Securities Coverage per Unit	[2]			$ 2,709	$ 4,436
Preferred Stock Liquidating Preference	[3]			$ 0	$ 0
CIBC SPV Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 225,000
Senior Securities Coverage per Unit	[2]			$ 2,709
Preferred Stock Liquidating Preference	[3]			$ 0
DBNY SPV Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 100,000
Senior Securities Coverage per Unit	[2]			$ 2,709
Preferred Stock Liquidating Preference	[3]			$ 0
MS SPV Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 25,000
Senior Securities Coverage per Unit	[2]			$ 2,709
Preferred Stock Liquidating Preference	[3]			$ 0
2028 Unsecured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 350,000
Senior Securities Coverage per Unit	[2]			$ 2,709
Preferred Stock Liquidating Preference	[3]			$ 0
2029 Unsecured Notes [Member]
Financial Highlights [Abstract]
Senior Securities Amount	[1]			$ 400,000
Senior Securities Coverage per Unit	[2]			$ 2,709
Preferred Stock Liquidating Preference	[3]			$ 0
Market Legal And Regulatory Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market, Legal and Regulatory Risks
We are subject to regulatory oversight and requirements that restrict our activities and increase our cost of doing business.
The Investment Company Act imposes numerous constraints on the operations of BDCs and RICs that do not apply to other types of investment vehicles. For example, under the Investment Company Act, BDCs are required to invest at least 70% of their total assets in Qualifying Assets, primarily in private U.S. companies or thinly traded U.S. public companies, cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less. In addition, in order to qualify as a RIC for U.S. federal income tax purposes, we are required to meet certain source-of-income
and asset diversification requirements. These constraints, among others, may hinder our ability to take advantage of attractive investment opportunities and to achieve our investment objective.
Furthermore, any failure to comply with the requirements imposed on BDCs by the Investment Company Act could cause the SEC to bring an enforcement action against the Fund and/or expose the Fund to claims of private litigants. In addition, upon approval of a majority of our outstanding voting securities as required by the Investment Company Act, we may elect to withdraw our status as a BDC. If we decide to withdraw such election, or if we otherwise fail to qualify, or maintain our qualification as a BDC, we might be regulated as a closed-end
investment company that is required to register under the Investment Company Act, which would subject us to additional regulatory restrictions, significantly decrease our operating flexibility and could significantly increase our cost of doing business. In addition, any such failure could cause an event of default under future outstanding indebtedness, which could have a material adverse effect on our business, financial condition or results of operations. See “Certain U.S. Federal Income Tax Considerations.”
Certain investments we make may result in reporting and compliance obligations under the applicable regulations of the various jurisdictions in which we make investments. In addition, certain investments we make may subject us and certain of our portfolio companies to a varied and complex body of energy and environmental regulations that both public officials and private individuals may seek to enforce. The costs of compliance will be borne by the Fund. In addition, our investments are or may become subject to regulation by various agencies within or outside the United States. New and existing regulations, changing regulatory schemes and the burdens of regulatory compliance all may have a material negative impact on our performance. Oaktree cannot predict whether new legislation or regulation will be enacted by legislative bodies or governmental agencies, nor can it predict what effect such legislation or regulation might have. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have a material negative impact on our investment performance.
We are an “emerging growth company” under the JOBS Act, and we cannot be certain if the reduced disclosure requirements applicable to emerging growth companies will make our Common Shares less attractive to investors.
We are an “emerging growth company” as defined in the JOBS Act. As a result, we have taken advantage of the exemption for emerging growth companies allowing us to temporarily forgo the auditor attestation requirements of Section 404(b) of the Sarbanes-Oxley Act. We cannot predict if prospective investors will find the Common Shares less attractive because we rely on this exemption. If some prospective investors find the Common Shares less attractive as a result, there may be less of an interest in investing. We will remain an emerging growth company until the earlier of (a) the last day of the fiscal year (i) following the fifth anniversary of the completion of an initial public offering, (ii) in which the Fund has total annual gross revenue of at least $1.235 billion, or (iii) in which we are deemed to be a large accelerated filer, which means the market value of the equity securities that is held by non-affiliates
exceeds $700 million as of the end of the prior second fiscal quarter, and (b) the date on which we have issued more than $1 billion in non-convertible
debt during the prior three-year period.
We are subject to additional risks as a result of being regulated as a BDC and taxed as a RIC.
To qualify for the tax benefits available to RICs and to minimize corporate-level U.S. federal income taxes, we intend to distribute to shareholders at least 90% of our taxable income each tax year, except that we may retain some or all of our net capital gains, and to designate the retained amount as a “deemed distribution.” In that case, among other consequences, we will pay corporate-level tax on the retained amount, each U.S. shareholder will be required to include its share of the deemed distribution in income as if it had been actually distributed to the shareholder, and the shareholder will be entitled to claim a credit or refund equal to its allocable share of the corporate-level tax we pay on the retained capital gain. The amount of the deemed distribution net of such tax will be added to the shareholder’s cost basis for its Common Shares.
As a BDC, we may issue “senior securities,” including borrowing money from banks or other financial institutions so long as we meet an asset coverage ratio, as calculated as provided in the Investment Company Act, of at least 150%, after such incurrence or issuance. These requirements limit the amount that we may borrow, may unfavorably limit our investment opportunities and may reduce our ability in comparison to other companies to profit from favorable spreads between the rates at which we can borrow and the rates at which we can lend. If the value of our assets declines, we may be unable to satisfy the asset coverage test, which could prohibit us from paying distributions and could prevent us from being subject to tax as a RIC. If we cannot satisfy the asset coverage test, we may be required to sell a portion of our investments and, depending on the nature of our debt financing, if any, repay a portion of such indebtedness at a time when such sales may be disadvantageous.
Because we will continue to need capital to grow our investment portfolio, these limitations may prevent us from incurring debt and require us to raise additional equity at a time when it may be disadvantageous to do so. We generally are not able to issue or sell Common Shares at a price below the then-current NAV per Common Share, which may be a disadvantage as compared with other public companies or private investment funds.
If we raise additional funds by issuing more Common Shares or issuing senior securities convertible into, or exchangeable for, Common Shares, the percentage ownership of then-existing shareholders may decline at that time and such shareholders may experience dilution with respect to their percentage ownership. Moreover, we can offer no assurance that we will be able to issue and sell additional equity securities in the future, on terms favorable to the Fund or at all.
In addition, we may in the future seek to securitize our portfolio securities to generate cash for funding new investments. To securitize loans, we would likely create a wholly owned subsidiary and contribute a pool of loans to the subsidiary. We would then sell interests in the subsidiary on a non-recourse
basis to purchasers and would retain all or a portion of the equity in the subsidiary. An inability to successfully securitize our loan portfolio could limit our ability to grow our business or fully execute our business strategy and may decrease our earnings, if any. The securitization market is subject to changing market conditions and we may not be able to access this market when we would otherwise deem appropriate. Moreover, the successful securitization of our portfolio might expose us to losses as the residual investments in which we do not sell interests will tend to be those that are riskier and more apt to generate losses. The Investment Company Act also may impose restrictions on the structure of any securitization.
The Fund is not registered with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator but may be required to do so in the future.
To the extent we acquire instruments which are commodity interests, we, the Adviser or another entity involved with the Adviser could be required to register with the CFTC as a commodity pool operator in connection with the Fund’s acquisition of such commodity interests. We anticipate entering into commodity interest transactions, if at all, to a very limited extent solely for hedging purposes or otherwise within the limitations of the applicable CFTC regulations. Accordingly, the Adviser intends to operate the Fund in a manner that will permit the Adviser to rely on an exemption or exclusion from the registration requirements applicable to commodity pool operators and will not be required to deliver a CFTC compliant disclosure document to prospective investors, nor will it be required to provide shareholders with periodic account statements or certified annual reports that satisfy the requirements of CFTC rules that are generally applicable to registered commodity pool operators.
It is possible that, in connection any future strategic transaction or transactions we may enter into, the Adviser may not be able to operate the Fund in a manner that will permit the Adviser to rely on an exemption or exclusion from the registration requirements applicable to commodity pool operators. Under these circumstances, the Adviser would be required to comply with disclosure, reporting, recordkeeping and other regulatory requirements applicable to registered commodity pool operators under the U.S. Commodity Exchange Act and the CFTC rules.
Existing and future financial reform legislation applicable to alternative asset managers and financial institutions more generally could have a material adverse impact on our business and results of operations.
Legal, tax and regulatory changes could occur that may adversely affect the Fund at any time. The legal, tax and regulatory environment for funds that invest in alternative investments is evolving, and changes in the regulation and market perception of such funds, including changes to existing laws and regulations and interpretations thereof and increased criticism of the private equity and alternative asset industry by some politicians, regulators and market commentators, may adversely affect our ability to pursue our investment strategy, our ability to obtain leverage and financing and the value of investments we hold. In recent years, market disruptions and the dramatic increase in the capital allocated to alternative investment strategies have led to increased governmental as well as self-regulatory scrutiny of the alternative investment fund industry in general, and certain legislation proposing greater regulation of the industry periodically is considered by the governing bodies of both U.S. and
non-U.S.
jurisdictions (including the European Union (“EU”)). It is impossible to predict what, if any, changes may be instituted with respect to the regulations applicable to us, the Adviser, Oaktree, their respective affiliates, the markets in which we and they trade and invest, the shareholders or the counterparties with which we and they do business, or what effect such legislation or regulations might have. There can be no assurance that we, the Adviser, Oaktree or our or their respective affiliates will be able, for financial reasons or otherwise, to comply with future laws and regulations, and any regulations that restrict our ability to implement our investment strategy could have a material adverse impact on our portfolio. To the extent that we or our investments are or may become subject to regulation by various agencies in the United States, Europe (including the U.K.) or other countries, the costs of compliance will be borne by us.
Furthermore, the securities, swaps and futures markets are subject to comprehensive statutes, regulations and margin requirements. The SEC, the CFTC, other regulators and self-regulatory organizations (“SROs”) and exchanges are authorized to take extraordinary actions in the event of market emergencies, and retain the right to suspend or limit trading in securities, which could expose the Fund to losses. The effect of any future regulatory change on us could be substantial and adverse.
Finally, the SEC and other various U.S. federal, state and local agencies may conduct examinations and inquiries into, and bring enforcement and other proceedings against, the Fund, the Adviser, Oaktree or their respective affiliates. We, the Adviser, Oaktree or their respective affiliates may receive requests for information or subpoenas from the SEC and other state, federal and
non-U.S.
regulators (as well as from SROs and exchanges) from time to time in connection with such inquiries and proceedings and otherwise in the ordinary course of business. These requests may relate to a broad range of matters, including specific practices of the Adviser, Oaktree, the securities in which Oaktree invests on behalf of its clients or industry-wide practices. The costs of any such increased reporting, registration and compliance requirements may be borne by the Fund and may furthermore place the Fund at a competitive disadvantage to the extent that Oaktree or portfolio companies are required to disclose sensitive business information.
General economic conditions in the Eurozone could adversely affect our ability to make investment in Europe and the performance of any existing investments in Europe.
There are significant and persistent concerns regarding the debt burden of certain Eurozone countries and their ability to meet future financial obligations, the overall stability of the Euro and the suitability of the Euro to function as a single currency given the diverse economic and political circumstances in individual Eurozone countries. The risks and prevalent concerns about a credit crisis in Europe could have a detrimental impact on global economic recovery, as well as on sovereign and non-sovereign
debt in the Eurozone countries. There can be no assurance that the market disruptions in Europe will not spread to other countries, nor can there be any assurance that future assistance packages will be available or, even if provided, will be sufficient to stabilize affected countries and markets in Europe or elsewhere. These and other concerns could lead to the re-introduction
of individual currencies in one or more Eurozone countries, or, in more extreme circumstances, the possible dissolution of the Euro entirely. Should the Euro dissolve entirely, the legal and contractual consequences with respect to the Fund, our investments in Europe and the shareholders could be determined by laws in effect at such time. These potential developments could negatively impact our ability to make investments in Europe, the value of our investments in Europe and the general availability and cost of financing permitted investments.
We and our portfolio companies are subject to regulations related to privacy, data protection and information securities, and any failure to comply with these requirements could result in fines, sanctions or other penalties, which could have a material adverse effect on our business and our reputation.
The adoption, interpretation and application of consumer protection, data protection and/or privacy laws and regulations in the United States, Europe or other jurisdictions, or Privacy Laws, could significantly impact current and planned privacy and information security related practices, the collection, use, sharing, retention and safeguarding of personal data and current and planned business activities of Oaktree and us and/or our portfolio companies, and increase compliance costs and require the dedication of additional time and resources to compliance for such entities. A failure to comply with such Privacy Laws by any such entity or their service providers could result in fines, sanctions or other penalties, which could materially and adversely affect the results of operations and overall business of such entity, as well as have a negative impact on its reputation and performance. As Privacy Laws are implemented, interpreted and applied, compliance costs are likely to increase, particularly in the context of ensuring that adequate data protection and data transfer mechanisms are in place.
For example, California has passed the California Consumer Privacy Act of 2018 and the California Privacy Rights Act of 2020, each of which broadly impacts businesses that handle various types of personal data. Such laws impose stringent legal and operational obligations on regulated businesses, as well as the potential for significant penalties. Other jurisdictions, including other U.S. states, already have, have proposed or are considering similar Privacy Laws, which impose, or could impose if enacted, similarly significant costs, potential liabilities and operational and legal obligations. Such Privacy Laws and regulations are expected to vary from jurisdiction to jurisdiction, thus increasing costs, operational and legal burdens, and the potential for significant liability for regulated entities, which could include Oaktree and us and/or our portfolio companies.
We are subject to risks associated with artificial intelligence and machine learning technology.
Recent technological advances in artificial intelligence and machine learning technology, or Machine Learning Technology, including OpenAI’s release of its ChatGPT application, pose risks to us, Oaktree and our portfolio investments. While Oaktree may utilize Machine Learning Technology in connection with its business activities, including investment activities, Oaktree intends to periodically evaluate and/or adjust internal policies governing use of Machine Learning Technology by its personnel. Notwithstanding any such policies, Oaktree personnel, portfolio managers, senior executives, Industry Specialists and other associated persons of Oaktree or any affiliates of Oaktree could, unbeknownst to Oaktree, utilize Machine Learning Technology in contravention of such policies. We, Oaktree and our portfolio investments could be further exposed to the risks of Machine Learning Technology if third-party service providers or any counterparties, whether or not known to Oaktree, also use Machine Learning Technology in their business activities. Oaktree will not be in a position to control the use of Machine Learning Technology in third-party products or services, including those provided by Oaktree’s and its affiliates’ service providers.
Use of Machine Learning Technology by any of the parties described in the previous paragraph could include the input of confidential information (including material non-public
information)-either by third parties in contravention of
non-disclosure
agreements, or by Oaktree personnel or the aforementioned Oaktree advisors and affiliates in contravention of Oaktree’s policies, contractual or other obligations or restrictions to which any of the foregoing or any of their affiliates or representatives are subject, or otherwise in violation of applicable laws or regulations relating to treatment of confidential and/or personally identifiable information (including material non-public
information) into Machine Learning Technology applications, resulting in such confidential information becoming part of a dataset that is accessible by other third-party Machine Learning Technology applications and users.
Independent of its context of use, Machine Learning Technology is generally highly reliant on the collection and analysis of large amounts of data, and it is not possible or practicable to incorporate all relevant data into the model that Machine Learning Technology utilizes to operate. Certain data in such models will inevitably contain a degree of inaccuracy and error—potentially materially so—and could otherwise be inadequate or flawed, which would be likely to degrade the effectiveness of Machine Learning Technology. To the extent that we, Oaktree or our portfolio investments are exposed to the risks of Machine Learning Technology use, any such inaccuracies or errors could have adverse impacts on us, Oaktree or our portfolio investments. Conversely, to the extent competitors of Oaktree and its portfolio companies utilize Machine Learning Technology more extensively than Oaktree and its portfolio companies, there is a possibility that such competitors will gain a competitive advantage.
Machine Learning Technology and its applications, including in the private investment and financial sectors, continue to develop rapidly, and it is impossible to predict the future risks that may arise from such developments.
We may be held jointly and severally liable for any fine imposed on a portfolio company under EU competition laws.
Under EU competition law, the parent company of a group or holding companies that hold one or more portfolio companies may be held jointly and severally liable for the anticompetitive conduct of another entity where they formed part of a single economic unit during the period of the infringement. For that to be the case, such parent or holding company must have exercised decisive influence over the conduct of its subsidiary on the market at the time. Such parental liability may be imputed to Oaktree, the Adviser or us with respect to an investment in a portfolio company. In a recent decision, the European Commission imposed a fine jointly and severally on a private equity owner for an antitrust infringement by its former portfolio company. If a current or former portfolio company of ours were to be investigated and ultimately fined by the European Commission for breach of EU competition law, Oaktree, the Adviser or the Fund could be held jointly and severally liable in whole or part for any fine that was imposed, which may have a material adverse effect on us.
MiFID II obligations could have an adverse effect on the ability of Oaktree and its MiFID-authorized EEA affiliates to obtain and research in connection with the provision of an investment service.
The Recast European Union Directive on Markets in Financial Instruments (“MiFID II”) came into effect on January 3, 2018 and imposes regulatory obligations in respect of providing financial services in the so-called
European Economic Area (the “EEA”) by EEA banks and EEA investment firms providing regulated services (each an “Investment Firm”). Oaktree is a non-EEA
investment manager but can be indirectly affected by MiFID II. MiFID II will, among others, restrict Investment Firms’ ability to obtain research in connection with the provision of an investment service. For example, Investment Firms providing portfolio management or independent investment advice may purchase investment research only at their own expense or out of specifically dedicated research payment accounts agreed upon with their clients. Research will also have to be unbundled and paid separately from the trading commission. EEA broker-dealers will unbundle research costs and invoice them to Investment Firms separated from dealing commissions.
It is expected that MiFID II will have significant and wide-ranging impacts on the EU financial services sector including asset managers, distributors and the EU securities and derivatives markets, including (i) enhanced investor protection standards, for example, extending product disclosure requirements originally aimed at protecting retail clients only under MiFID II to professional clients and introducing new product governance requirements impacting the design and distribution of financial instruments, (ii) enhanced corporate governance standards, (iii) rules regarding the ability of portfolio management firms to receive and pay for investment research relating to all asset classes, (iv) enhanced regulation of algorithmic trading, (v) the movement of trading in certain shares and derivatives onto regulated execution venues, (vi) the extension of pre-
and post-trade transparency requirements to wider categories of financial instruments, (vii) restrictions on the use of so-called
dark pool trading, (viii) the creation of a new type of trading venue called the “Organised Trading Facility” for non-equity
financial instruments, (ix) commodity derivative position limits and reporting requirements, (x) an enhanced role for ESMA in supervising EU securities and derivatives markets and (xi) new requirements regarding non-EU
investment firms’ access to EU financial markets. Implementation of these measures may have direct and indirect impacts on Oaktree and its affiliates. The extent to which MiFID II will have an indirect impact on markets and market participants outside the EU is unclear and yet to fully play out in practice. It will likely impact pricing, liquidity and transparency in most asset classes and certainly impact the research market. Accordingly, it is also difficult to predict the full impact of MiFID II on us, which may include an increase in the ongoing costs borne, directly or indirectly, by us. As a result, MiFID II may adversely affect the returns that investors might otherwise have received from us.
We are subject to risks associated with environmental, social and governance (“ESG”) matters.
Oaktree has established an ESG Policy, which the Adviser intends to apply to our investments as applicable, consistent with and subject to applicable fiduciary duties and any legal, regulatory or contractual requirements. Depending on the investment, ESG factors could have a material effect on the return and risk profile of the investment. The act of selecting and evaluating material ESG factors is subjective by nature, Oaktree may be subject to competing demands from different investors and other stakeholder groups with divergent views on ESG matters, including the role of ESG factors in the investment process, and there is no guarantee that the criteria utilized or judgment exercised by the Adviser or a third-party ESG advisor will reflect the beliefs or values, internal policies or preferred practices of any particular investor or other asset managers or reflect market trends. Although Oaktree views the consideration of ESG to be an opportunity to potentially enhance or protect the performance of its investments over the long-term, Oaktree cannot guarantee that its ESG program, which depends in part on qualitative judgments, will positively impact the performance of any individual investment or us as a whole. Similarly, to the extent the Adviser or a third-party ESG advisor engages with portfolio investments on
ESG-related
practices and potential enhancements thereto, there is no guarantee that such engagements will improve the performance of the investment. Successful engagement efforts on the part of the Adviser or a third-party ESG advisor will depend on the Adviser’s or any relevant third-party advisor’s ability to engage with the relevant investment and skill in properly identifying and analyzing material ESG and other factors and their value, and there can be no assurance that the strategy or techniques employed will be successful.

The materiality of ESG factors on an individual asset or issuer and on a portfolio as a whole depends on many factors, including the relevant industry, location, asset class and investment strategy. ESG factors, issues, and considerations do not apply in every instance or with respect to each investment held, or proposed to be made, by us, and will vary greatly based on numerous criteria, including, but not limited to, location, industry, investment strategy, and issuer-specific and investment-specific characteristics. In evaluating a prospective investment, the Adviser often depends upon information and data provided by the entity or obtained via third-party reporting or advisors, which may be incomplete or inaccurate and could cause the Adviser to incorrectly identify, prioritize, assess or analyze the entity’s ESG practices and/or related risks and opportunities. The Adviser does not intend to independently verify certain of the ESG information reported by our investments, and may decide in its discretion not to utilize, report on, or consider certain information provided by such investments. Any ESG reporting will be provided in the Adviser’s sole discretion.
In addition, Oaktree’s ESG Policy and associated procedures and practices are expected to change over time. Oaktree is permitted to determine in its discretion that it is not feasible or practical to implement or complete certain of its ESG initiatives based on cost, timing or other considerations. It is also possible that market dynamics or other factors will make it impractical, inadvisable or impossible for the Adviser to adhere to all elements of our investment strategy, including with respect to ESG risk and opportunity management, whether with respect to one or more individual investments or to our portfolio generally.
ESG-related
statements, initiatives and goals as described in this prospectus with respect to our investment strategy, portfolio, and investments are aspirational and not guarantees or promises that all or any such initiatives and goals will be achieved other than as set out in any applicable regulatory disclosures, including those made pursuant to the Sustainable Finance Disclosure Regulation (“SFDR”).
Further, ESG integration and responsible investing practices as a whole are evolving rapidly and there are different principles, frameworks, methodologies and tracking tools being implemented by asset managers, and Oaktree’s adoption of and adherence to such principles, frameworks, methodologies and tools may vary over time. For example, Oaktree’s ESG Policy does not represent a universally recognized standard for assessing ESG considerations. Any
ESG-related
initiatives to which Oaktree is or becomes a signatory, member, or supporter may not align with the approach used by other asset managers (or preferred by prospective investors) or with future market trends. There is no guarantee that Oaktree will remain a signatory, supporter or member of or continue to report at the intended cadence or at all under or in alignment with such initiatives or other similar industry frameworks.
Moreover, in recent years
anti-ESG
sentiment has gained momentum across the U.S., with several states and Congress having proposed or enacted
“anti-ESG”
policies, legislation, or initiatives or issued related legal opinions. Additionally, asset managers have been subject to recent scrutiny related to
ESG-focused
industry working groups, initiatives, and associations, including organizations advancing action to address climate change or climate-related risk. Further, some conservative groups and Republican state attorneys general have asserted that the Supreme Court’s decision striking down race-based affirmative action in higher education in June 2023 should be analogized to private employment matters and private contract matters. Several new cases alleging discrimination based on similar arguments have been filed since the decision, which has escalated scrutiny of certain practices and initiatives related to diversity, equity, and inclusion, (“DEI”). Such anti-ESG
and
anti-DEI-related
policies, legislation, initiatives, litigation, legal opinions, and scrutiny could result in Oaktree facing additional compliance obligations, becoming the subject of investigations or enforcement actions, or sustaining reputational harm, or require certain investors to divest or discourage certain investors from investing in us.
There is growing regulatory interest across jurisdictions, particularly in the U.S., UK and EU (which may be looked to as models in growth markets), in improving transparency around how asset managers identify and manage financially material ESG risks as well as how they define and measure ESG performance, in order to allow investors to better understand and validate sustainability-related claims. Compliance with regulations concerning asset managers’ sustainability and ESG disclosures, including those set forth below, results in management burdens and costs because of, for example, the need to obtain advice from third-party advisors; implement specific governance, risk management systems, and internal controls; and collect information from and about investments. Further, changes to existing regulations, enactment of new regulations, and changes to enforcement patterns could subject the Adviser or us to additional compliance burdens, costs, and/or enforcement risks, or impact our ability to deliver on our investment strategy. Oaktree cannot guarantee that its current approach to ESG (including the ESG Policy) will meet future regulatory requirements.
The SEC established a Climate and ESG Enforcement Task Force in March 2021. On May 25, 2022, the SEC proposed amendments to rules and reporting forms concerning ESG factors, which rules are not in final form and therefore it cannot be determined how they may affect us.
We, Oaktree and/or our portfolio companies may be subject to disclosure laws and regulations related to a range of sustainability matters, including greenhouse gas emissions; climate change risks; diversity, equity and inclusion; and human rights matters, or Sustainability Disclosure Laws. For example, in March 2024, the SEC adopted final rules intended to enhance and standardize climate-related disclosures by public companies and in public offerings; these rules are stayed pending the outcome of consolidated legal challenges in the Eighth Circuit Court of Appeals. In the Fall of 2023, California passed the Climate Corporate Data Accountability Act
(SB-253)
and Climate-Related Financial Risk Act
(SB-261),
which will impose broad climate-related disclosure obligations on U.S.-organized entities that meet certain revenue thresholds and do business in California, as well as the Voluntary Carbon Market Disclosures Act
(AB-1305),
which is focused on the voluntary carbon market for carbon credits but also includes disclosure requirements for companies with a required nexus to California making certain climate-related claims. In Europe, the Corporate Sustainability Reporting Directive introduces wide-ranging and detailed obligations for European and non-European
undertakings to make disclosures in accordance with the European Sustainability Reporting Standards on impacts, risks and opportunities on a “double materiality” basis. In addition to assessing the financial materiality of a sustainability matter, sustainability matters that pertain to the undertaking’s actual or potential, positive or negative impacts on people or the environment over the short-, medium-, or long-term must be disclosed. Impacts may include those connected with the entity’s own operations and upstream and downstream value chain, including through its products and services, as well as through its business relationships. Other jurisdictions have also enacted or are considering enacting mandatory climate and sustainability reporting laws (in many cases based on the recommendations of the Task Force on Climate-related Financial Disclosures or the standards published by the International Sustainability Standards Board), as well as laws requiring reporting of information on other ESG topics, such as human capital. Compliance with Sustainability Disclosure Laws may require the implementation of or changes to systems and procedures for the collection and processing of relevant data and related internal and external controls, changes to management and/or operational obligations, and dedication of substantial time and financial resources. The compliance burden and related costs may increase over time. Failure to comply with applicable Sustainability Disclosure Laws may lead to investigations and audits, fines, other enforcement action or liabilities, or reputational damage.
We, Oaktree and/or our portfolio companies may be subject to laws and regulations requiring due diligence processes and internal compliance systems in relation to a range of human rights and environmental matters, or Sustainability Due Diligence Laws. For example, a number of jurisdictions have passed or proposed mandatory due diligence requirements in relation to forced labor and human rights matters across corporate groups and supply chains. Compliance with Sustainability Due Diligence Laws may require the development or update of internal compliance and enterprise risk management policies and related procedures; assigning board and/or management oversight as well as day-to-day
operational responsibility for
in-scope
human rights and environmental matters; implementation of periodic compliance risk assessments; updates to contractual frameworks and agreements; the development of preventative and/or corrective action plans; changes to purchasing, design, and distribution practices, where relevant; and the development or update of notification mechanisms and complaints procedures. The compliance burden and related costs may increase over time. Failure to comply with applicable Sustainability Due Diligence Laws may lead to investigations and audits, fines, exclusion from public procurement, other enforcement action or liabilities, including civil liability or liability from third-party claims, and reputational damage.
There are a number of different principles, frameworks, and/or methodologies for integrating sustainability-related incentives, mandates, and/or reporting requirements into financing arrangements. Any principles, frameworks, and/or methodologies which we anticipate referencing and/or utilizing may not align with other asset managers and/or those preferred by prospective investors. In addition, unless otherwise stated in our regulatory disclosures, no assurance is given that any of our financing arrangements will align with particular market frameworks, including the Green Loan, Social Loan, and/or Sustainability-Linked Loan Principles published by the Loan Market Association, Loan Syndications and Trading Association, and the Asia Pacific Loan Market Association, or the Principles. Furthermore, to the extent any of such financing arrangement is considered to be aligned with any relevant Principles at origination by us, there is no guarantee that such financing will maintain alignment with the Principles over the relevant term. Any declassification and/or deviation with the applicable Principles may expose us and/or Oaktree to certain investigations, claims, and/or allegations, which may lead to increased costs and/or result in adverse consequences for certain investors with sustainability-aligned portfolio mandates.
Regulation of derivatives transactions in the United States and other jurisdictions may have a negative impact on the performance of our investments.
Title VII of the Dodd-Frank Act establishes a general framework for systemic regulation that has imposed and will impose mandatory clearing, exchange trading and margin requirements on many derivatives transactions. The Dodd-Frank Act also created new categories of regulated market participants, such as “swap dealers” and “security-based swap dealers” that are subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements, a large number of which have been implemented. This regulatory framework has significantly increased the costs of entering into derivatives transactions for end-users
of derivatives, such as us. In particular, new margin requirements and capital charges, even when not directly applicable to us, are expected to increase the pricing of derivatives we transact in. New exchange trading and trade reporting requirements and position limits may lead to changes in the liquidity of derivative transactions, or higher pricing.
In addition to U.S. laws and regulations relating to derivatives, certain
non-U.S.
regulatory authorities have passed or proposed, or may propose in the future, legislation similar to that imposed by the Dodd-Frank Act. For example, EU legislation imposes position limits on certain commodity transactions, and the European Market Infrastructure Regulation (“EMIR”) requires reporting of derivatives and various risk mitigation techniques to be applied to derivatives entered into by parties that are subject to EMIR. Certain entities may be required to clear certain derivatives and may be subject to initial and variation margin requirements with respect to their non-cleared
derivatives, under EMIR and its subordinate legislation. These EU regulatory changes have impacted or will impact, directly or indirectly, a broad range of counterparties, both outside and within the EU, and are understood to have increased, and are expected to potentially increase, our costs of transacting derivatives (particularly with banks and other dealers directly subject to such regulations).
In addition, the tax environment for derivative instruments and funds is evolving, and changes in the taxation of derivative instruments or funds may adversely affect the value of certain derivatives contracts we enter into and our ability to pursue our investment strategies. There can be no assurance that new legislation or regulation, including changes to existing laws and regulations, will not have a material negative impact on our investment performance.

Compliance with anti-money laundering requirements could require Oaktree and the Adviser to provide to governmental authorities information about the Fund’s shareholders and could require that a shareholder’s funds be frozen or that the shareholder withdraw from the Fund.
The Adviser and Oaktree will be authorized, without the consent of any person, including any shareholder, to take such action as the Adviser or Oaktree determines in its sole discretion to be reasonably necessary or advisable to comply, or to cause the Fund to comply, with any applicable laws and regulations, including any anti-money laundering or counter-terrorist financing laws, rules, regulations, directives or special measures. In addition, the Adviser and Oaktree may disclose, without the consent of any person, including any shareholder, to governmental authorities, SROs and financial institutions information concerning the Fund and one or more of the shareholders that the Adviser or Oaktree determines in its sole discretion is necessary or advisable to comply with applicable laws and regulations, including any anti-money laundering or counter-terrorist financing laws or regulations, and each shareholder will be required to provide the Adviser or Oaktree all information that the Adviser or Oaktree determines in its sole discretion to be advisable or necessary to comply with such laws and regulations. The Adviser may be required by applicable law to freeze a shareholder’s funds or cause such shareholder to withdraw or compulsorily withdraw such shareholder from the Fund.
Economic and trade sanctions and anti-bribery laws could make it more difficult or costly for us to conduct our operations or achieve our business objectives.
Economic and trade sanctions laws in the United States and other jurisdictions may prohibit Oaktree, the Investment Professionals and us from transacting with or in certain countries and with certain individuals, companies and industry sectors. In the United States, the U.S. Department of the Treasury’s Office of Foreign Assets Control (“OFAC”) administers and enforces laws, Executive Orders and regulations establishing U.S. sanctions. Such sanctions prohibit, among other things, transactions with, and the provision of services to, certain foreign countries, territories, entities and individuals. These entities and individuals include specially designated nationals, specially designated narcotics traffickers and other parties subject to OFAC sanctions and embargo programs. In addition, certain sanctions programs prohibit dealing with individuals or entities in certain countries or certain securities and certain industry sectors regardless of whether relevant individuals or entities appear on the lists maintained by OFAC, which may make it more difficult for us to comply with applicable sanctions. These types of sanctions may significantly restrict or limit our investment activities in certain countries (in particular, certain emerging market countries). We, Oaktree and the Investment Professionals may from time to time be subject to trade sanctions laws and regulations of other jurisdictions, which may be inconsistent with or even seek to prohibit compliance with certain sanctions programs administered by OFAC. The legal uncertainties arising from those conflicts may make it more difficult or costly for us to navigate investment activities that are subject to sanctions administered by OFAC or the laws and regulations of other jurisdictions. Some jurisdictions where Oaktree or its portfolio companies do business from time to time have adopted measures prohibiting compliance with certain U.S. sanctions programs, which may make compliance with all applicable sanctions impossible.
At the same time, Oaktree may be obligated to comply with certain anti-boycott laws and regulations that prevent Oaktree and us from engaging in certain discriminatory practices that may be allowed or required in certain jurisdictions. Oaktree’s refusal to discriminate in this manner could make it more difficult for us to pursue certain investments and engage in certain business activities, and any compliance with such practices could subject Oaktree or us to fines, penalties, and adverse legal and reputational consequences.
In some countries, there is a greater acceptance than in the United States and the U.K. of government involvement in commercial activities and of activities constituting corruption in the United States and the U.K. Certain countries, including the United States and the U.K., have laws prohibiting government and private commercial, or commercial, bribery. We and Oaktree are committed to complying with the U.S. Foreign Corrupt Practices Act (“FCPA”), the U.K. Bribery Act 2010 (the “U.K. Bribery Act”) and other anti-corruption laws, anti-bribery laws and regulations, as well as anti-boycott regulations, to which they are subject. As a result, we may be adversely affected because of our unwillingness to participate in transactions that violate such laws or regulations. Such laws and regulations may make it difficult in certain circumstances for us to act successfully on investment opportunities and for portfolio companies to obtain or retain business.
In recent years, the U.S. Department of Justice and the SEC have devoted greater resources to enforcement of the FCPA and have devoted greater scrutiny to investments by private equity sponsors. In addition, the U.K., with enactment of the U.K. Bribery Act, has expanded the reach of its anti-bribery laws significantly. While Oaktree has developed and implemented policies and procedures designed to ensure strict compliance by Oaktree and its personnel with the FCPA and the U.K. Bribery Act and the sanctions regimes that apply to Oaktree, such policies and procedures may not be effective in all instances to prevent violations or offenses. In addition, in spite of Oaktree’s policies and procedures, affiliates of portfolio companies, particularly in cases in which we or an Other Oaktree Fund do not control such portfolio company, may engage in activities that could result in FCPA, U.K.
Bribery Act or other violations of law. Any determination that Oaktree has violated or committed an offense under the FCPA, U.K. Bribery Act or other applicable anti-corruption laws or anti-bribery laws or sanctions requirements could subject Oaktree to, among other things, civil and criminal penalties, reputational damage, material fines, profit disgorgement, injunctions on future conduct, securities litigation, disclosure obligations and a general loss of investor confidence, any one of which could adversely affect Oaktree’s business prospects and/or financial position, as well as our ability to achieve our investment objective and/or conduct our operations.
We may face a breach of our cybersecurity, which could result in adverse consequences to our operations and exposure of confidential information.
Cybersecurity incidents and cyber-attacks have been occurring globally at a more frequent and severe level and are expected to continue to increase in frequency and severity in the future. The information and technology systems of Oaktree, its affiliates, portfolio companies, issuers and service providers may be vulnerable to damage or interruption from cybersecurity breaches, computer viruses or other malicious code, network failures, computer and telecommunication failures, infiltration by unauthorized persons and other security breaches, usage errors or malfeasance by their respective professionals or service providers, power, communications or other service outages, and catastrophic events such as fires, tornadoes, floods, hurricanes, earthquakes or terrorist incidents. If unauthorized parties gain access to such information and technology systems, or if personnel abuse or misuse their access privileges, they may be able to steal, publish, delete or modify private and sensitive information, including non-public
personal information related to our shareholders (and their beneficial owners) and material non-public
information. Although Oaktree has implemented, and portfolio companies, issuers and service providers may implement, various measures to manage risks relating to these types of events, such systems could prove to be inadequate and, if compromised, could become inoperable for extended periods of time, cease to function properly or fail to adequately secure private information. Oaktree does not control the cybersecurity plans and systems put in place by third-party service providers, and such third-party service providers may have limited indemnification obligations to Oaktree, its affiliates, us, our shareholders and/or a portfolio company or issuer, each of whom could be negatively impacted as a result. Breaches such as those involving covertly introduced malware, impersonation of authorized users and industrial or other espionage may not be identified in a timely manner or at all, even with sophisticated prevention and detection systems. This could potentially result in further harm and prevent such breaches from being addressed appropriately. The failure of these systems and/or of disaster recovery plans for any reason could cause significant interruptions in Oaktree’s, its affiliates’, our and/or a portfolio company’s or issuer’s operations and result in a failure to maintain the security, confidentiality or privacy of sensitive data, including personal information relating to shareholders (and their beneficial owners), material non-public
information and the intellectual property and trade secrets and other sensitive information of Oaktree and/or portfolio companies or issuers. We, Oaktree and/or a portfolio company could be required to make a significant investment to remedy the effects of any such failures, harm to our reputations, legal claims that we or our respective affiliates may be subjected to regulatory action or enforcement arising out of applicable privacy and other laws, adverse publicity, and other events that may affect our business and financial performance.

We are subject to risks associated with inflation.
High rates of inflation and rapid increases in the rate of inflation generally have a negative impact on financial markets and the broader economy. In an attempt to stabilize inflation, governments may impose wage and price controls or otherwise intervene in a country’s economy. Governmental efforts to curb inflation, including by increasing interest rates or reducing fiscal or monetary stimuli, often have negative effects on the level of economic activity. Certain countries, including the United States, have recently seen increased levels of inflation, and persistently high levels of inflation could have a material and adverse impact on our investments and our aggregated returns. For example, if a portfolio company were unable to increase its revenue while the cost of relevant inputs were increasing, the company’s profitability would likely suffer. Likewise, to the extent a portfolio company has revenue streams that are slow or unable to adjust to changes in inflation, including by contractual arrangements or otherwise, the portfolio company could increase revenue by less than its expenses increase. Conversely, as inflation declines, a portfolio company may see its competitors’ costs stabilize sooner or more rapidly than its own. Moreover, increasing inflation will also impact currencies and can lead to significant currency fluctuations. This has recently resulted in a strengthening of the U.S. dollar vis-à-vis
many other currencies but there can be no assurances that such trends will continue and/or that this trend will not reverse such that the U.S. dollar is weakened vis-à-vis
other currencies. Additionally, because the hurdle is not linked to the rate of inflation, as the rate of inflation increases the proportion of real returns (i.e., the nominal rate of return less the rate of inflation), it is easier for the Adviser to meet the quarterly hurdle rate for payment of income incentive fees under the Investment Advisory Agreement, which may result in an increase in the amount of the income-based incentive fee payable to our Adviser. There can be no assurance that high rates of inflation will not have a material adverse effect on our investments.
We may have no or limited insurance against certain catastrophic losses.
Certain losses of a catastrophic nature, such as wars, earthquakes, typhoons, terrorist attacks or other similar events, may be either uninsurable or insurable at such high rates that to maintain such coverage would cause an adverse impact on the related investments. In general, losses related to terrorism are becoming harder and more expensive to insure against. Some insurers are excluding terrorism coverage from their all-risk
policies. In some cases, the insurers are offering significantly limited coverage against terrorist acts for additional premiums, which can greatly increase the total cost of casualty insurance for a property. As a result, all investments may not be insured against terrorism. If a major uninsured loss occurs, we could lose both invested capital in and anticipated profits from the affected investments.
We may not be able to obtain all required licenses.
Certain federal and local banking and other regulatory bodies or agencies inside or outside the United States may require us and/or the Adviser to obtain licenses or similar authorizations to engage in various types of lending activities, including investment in senior loans. Such licenses or authorizations may take a significant amount of time to obtain, and may require the disclosure of confidential information regarding the Fund, a shareholder or their respective affiliates, including financial information and/or information regarding officers and directors of such investor, and we may or may not be willing or able to comply with these requirements. In addition, there can be no assurance that any such licenses or authorizations would be granted or, if so, would not impose restrictions on us. Alternatively, the Adviser may be able to structure our potential investments in a manner which would not require such licenses and authorizations, but which would be inefficient or otherwise disadvantageous for us and/or the borrower. The inability of the Fund or the Adviser to obtain such licenses or authorizations, or the structuring of an investment in an inefficient or otherwise disadvantageous manner, could adversely affect the Adviser’s ability to implement our strategy and our results.
As a public company, we are subject to regulations not applicable to private companies, such as provisions of the Sarbanes-Oxley Act. Efforts to comply with such regulations will involve significant expenditures, and non-compliance
with such regulations may adversely affect us.
As a public company, we are subject to the Sarbanes-Oxley Act, and the related rules and regulations promulgated by the SEC. Our management is required to report on our internal control over financial reporting pursuant to Section 404 of the Sarbanes-Oxley Act. We are required to review on an annual basis our internal control over financial reporting, and on a quarterly and annual basis to evaluate and disclose changes in our internal control over financial reporting. As a relatively new company, developing and maintaining an effective system of internal controls may require significant expenditures, which may negatively impact our financial performance and our ability to make distributions. This process also will result in a diversion of our management’s time and attention. We cannot be certain of when our evaluation, testing and remediation actions will be completed or the impact of the same on our operations. In addition, we may be unable to ensure that the process is effective or that our internal controls over financial reporting are or will be effective in a timely manner. In the event that we are unable to develop or maintain an effective system of internal controls and maintain or achieve compliance with the Sarbanes-Oxley Act and related rules, we may be adversely affected.
Our independent registered public accounting firm will not be required to formally attest to the effectiveness of our internal control over financial reporting until the date we are no longer an emerging growth company under the JOBS Act.
Compliance with the SEC’s Regulation Best Interest may negatively impact our ability to raise capital in this offering, which would harm our ability to achieve our investment objective.
Broker-dealers must comply with Regulation Best Interest, which, among other requirements, enhances the existing standard of conduct for broker-dealers and natural persons who are associated persons of a broker-dealer when recommending to a retail customer any securities transaction or investment strategy involving securities to a retail customer. The impact of Regulation Best Interest on broker-dealers participating in this offering cannot be determined at this time, but it may negatively impact whether broker-dealers and their associated persons recommend our Common Shares to retail customers. Regulation Best Interest imposes a duty of care for broker-dealers to evaluate reasonable alternatives in the best interests of their clients. Reasonable alternatives to the Fund, such as listed entities, exist and may have lower expenses, less complexity and/or lower investment risk than the Fund. Certain investments in listed entities may involve lower or no commissions at the time of initial purchase. Under Regulation Best Interest, broker-dealers participating in this offering must consider such alternatives in the best interests of their clients. If Regulation Best Interest reduces our ability to raise capital in this offering, it would harm our ability to create a diversified portfolio of investments and achieve our investment objective and would result in our fixed operating costs representing a larger percentage of our gross income.

Risks Related to Our Investments [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to Our Investments
Investments in privately owned small- and
medium-sized
companies pose a number of significant risks.
We invest primarily in privately owned
medium-sized
companies and may also invest in privately owned small companies. Investments in these types of companies pose a number of significant risks. For example, such companies: (a) have reduced access to the capital markets, resulting in diminished capital resources and ability to withstand financial distress; (b) may have limited financial resources and may be unable to meet their obligations under the debt securities that we hold, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the Fund realizing any guarantees it may have obtained in connection with our investment; (c) may have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (d) are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the portfolio company and, in turn, on us; (e) may have less predictable operating results, may from time to time be parties to litigation, may be engaged in volatile businesses with products subject to a substantial risk of obsolescence and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; and (f) are not subject to the Exchange Act and other regulations that govern public companies, and, therefore, provide little information to the public. In addition, we, the Adviser, its and our affiliates and trustees, executive management team and members, and the Investment Professionals may, in the ordinary course of business, be named as defendants in litigation arising from our investments in such portfolio companies.
Further, investments in such companies tend to be less liquid. See “—
The illiquid nature of certain of our investments may make it difficult for us to sell these investments when desired”
below.
Finally, little public information generally exists about privately owned companies, and these companies often do not have third-party debt ratings or audited financial statements. Shareholders, therefore, must rely on the ability of the Adviser to obtain adequate information through due diligence to evaluate the creditworthiness and potential returns from investing in these companies. Additionally, these companies and their financial information will not generally be subject to the Sarbanes-Oxley Act and other rules that govern public companies. If the Adviser is unable to uncover all material information about these companies, it may not make a fully informed investment decision, and shareholders may lose money on our investments.
Changes in interest rates may affect our cost of capital and net investment income.
General interest rate fluctuations and changes in credit spreads on floating rate loans may have a substantial negative impact on our investments and investment opportunities and, accordingly, may have a material adverse effect on our rate of return on invested capital, our net investment income and our net asset value. The majority of our debt investments have, and are expected to have, variable interest rates that reset periodically based on benchmarks such as the SOFR, the SONIA, the Euro Interbank Offered Rate, the federal funds rate, prime rate or any other offered rate benchmark or index. Increases in interest rates made it more difficult for our portfolio companies to service their obligations under the debt investments that we will hold and increased defaults even where our investment income increased. Rising interest rates also caused borrowers to shift cash from other productive uses to the payment of interest. Additionally, if interest rates were to increase and the corresponding risk of a default by borrowers increases, the liquidity of higher interest rate loans may decrease as fewer investors may be willing to purchase such loans in the secondary market in light of the increased risk of a default by the borrower and the heightened risk of a loss of an investment in such loans. All of these risks may be exacerbated if interest rates were to again rise rapidly and/or significantly. Decreases in credit spreads on debt that pays a floating rate of return would have an impact on the income generation of our floating rate assets. Trading prices for debt that pays a fixed rate of return tend to fall as interest rates rise. Trading prices tend to fluctuate more for fixed rate securities that have longer maturities.
Conversely, as interest rates decline, borrowers may refinance their loans at lower interest rates, which could shorten the average life of the loans and reduce the associated returns on the investment, as well as require our Adviser and the Investment Professionals to incur management time and expense to re-deploy
such proceeds, including on terms that may not be as favorable as our existing loans.
In addition, because we borrow to fund our investments, a portion of our net investment income is dependent upon the difference between the interest rate at which we borrow funds and the interest rate at which we invest these funds. Portions of our investment portfolio and our borrowings have floating rate components. As a result, elevated interest rates increased our interest expense as may the incurrence of additional fixed rate borrowings. In future periods of rising interest rates, our cost of funds would again increase, which would tend to reduce our net investment income. We may hedge against interest rate fluctuations by using standard hedging instruments such as interest rate swap agreements, futures, options and forward contracts, subject to applicable legal requirements, including all necessary registrations (or exemptions from registration) with the Commodity Futures Trading Commission. In addition, our interest expense may not decrease at the same rate as overall interest rates because of our fixed rate borrowings, which could lead to greater declines in our net investment income. These activities may limit our ability to participate in the benefits of lower interest rates with respect to the hedged borrowings. Adverse developments resulting from changes in interest rates or hedging transactions could have a material adverse effect on our business, financial condition and results of operations.
Elevated interest rates have the effect of increasing our net investment income, which makes it easier for our Adviser to receive incentive fees.
Elevated interest rates have the effect of increasing the interest rates we receive on many of our debt investments. Accordingly, in an elevated interest rate environment, it is easier for us to meet or exceed the performance threshold in the Investment Advisory Agreement and for the Adviser to earn incentive fees payable to our Adviser with respect to the portion of the incentive fee based on income.
We face risk of loss in connection with transactions with counterparties, settlements and exposure to local intermediaries.
From time to time, certain securities markets have experienced operational clearance and settlement problems that have resulted in failed trades. These problems could cause us to miss attractive investment opportunities or result in our liability to third parties by virtue of an inability to perform our contractual obligation to deliver securities. In addition, delays and inefficiencies of the local postal, transport and banking systems could result in the loss of investment opportunities, the loss of funds (including dividends) and exposure to currency fluctuations.
Because certain purchases, sales, securities lending, derivatives and other transactions in which we engage involve instruments that are not traded on an exchange, but are instead traded between counterparties based on contractual relationships, we are subject to the risk that a counterparty will not perform its obligations under the related contracts, as well as risks of transfer, clearance or settlement default. Such risks may be exacerbated with respect to
non-U.S.
securities or transactions with
non-U.S.
counterparties. There can be no assurance that a counterparty will not default and that we will not sustain a loss on a transaction as a result. Such risks may differ materially from those entailed in exchange-traded transactions that generally are backed by clearing organization guarantees, daily marking-to-market
and settlement of positions and segregation and minimum capital requirements applicable to intermediaries. There can be no assurance that the Adviser’s monitoring activities will be sufficient to adequately control counterparty risk.
In situations where we place assets in the care of a custodian or are required to post margin or other collateral with a counterparty, the custodian or counterparty may fail to segregate such assets or collateral, as applicable, or may commingle the assets or collateral with the relevant custodian’s or counterparty’s own assets or collateral, as applicable. As a result, in the event of the bankruptcy or insolvency of any custodian or counterparty, our excess assets and collateral may be subject to the conflicting claims of the creditors of the relevant custodian or counterparty, and we may be exposed to the risk of a court treating the Fund as a general unsecured creditor of such custodian or counterparty, rather than as the owner of such assets or collateral, as the case may be.
Certain of our transactions may be undertaken through local brokers, banks or other organizations in the countries in which we make investments, and we will be subject to the risk of default, insolvency or fraud of such organizations. The collection, transfer and deposit of bearer securities and cash expose the Fund to a variety of risks, including theft, loss and destruction. Finally, we will be dependent upon the general soundness of the banking systems of countries in which investments will be made.
Recent developments in the banking sector could materially affect the success of our activities and investments.
Recent insolvency, closure, receivership or other financial distress or difficulty and related events experienced by certain U.S. and
non-U.S.
banks (each, a “Distress Event”), have caused uncertainty and fear of instability in the global financial system generally. In addition, eroding market sentiment and speculation of potential future Distress Events have caused other financial institutions—in particular smaller and/or regional banks—to experience volatile stock prices and significant losses in their equity value, and there is concern that depositors at these institutions have withdrawn, or may withdraw in the future, significant sums from their accounts at these institutions, potentially triggering the occurrence of additional Distress Events. Notwithstanding intervention by certain U.S. and
non-U.S.
governmental agencies to protect the uninsured depositors of banks that have recently experienced Distress Events, there is no guarantee that depositors (which depositors could include us and/or our portfolio companies) that have assets in excess of the amount insured by governmental agencies on deposit with a financial institution that experiences a Distress Event will be made whole or, even if made whole, that such deposits will become available for withdrawal or other usage on a timely basis.
There is a risk that other banks, other lenders, or other financial institutions (including such financial institutions in their respective capacities as brokers, hedging counterparties, custodians, loan servicers, administrators, intermediary or other service providers (the foregoing, together with banks, each, a “Financial Institution”)) may be similarly impacted, and it is uncertain what steps (if any) government or other regulators may take in such circumstances. As a consequence, for example, Oaktree, us and/or our portfolio companies may be delayed or prevented from accessing funds or other assets, making any required payments under debt or other contractual obligations, paying distributions or pursuing key strategic initiatives. In addition, such bank or other Financial Institution Distress Events and/or attendant instability could adversely affect, in certain circumstances, the ability of both affiliated and unaffiliated joint venture partners, co-lenders,
syndicate lenders or other parties to undertake and/or execute transactions with us, which in turn may result in fewer investment opportunities being made available to us or being consummated by us, result in shortfalls or defaults under existing investments, or impact our ability to provide additional follow-on
support to portfolio companies. Distress Events could also impact the ability of Oaktree, us and/or portfolio companies to access hedging, loan servicing, monitoring, compliance (including compliance with anti-money laundering and related laws and regulations), administration, intermediation or other services, either permanently or for an extended period of time.
In addition, in the event that a Financial Institution that provides credit facilities and/or other financing to us, any of our affiliates, and/or one or more of our portfolio companies closes or experiences any other Distress Event, there can be no assurance that such Financial Institution will honor its obligations to provide such financing or that we or such portfolio company will be able to secure replacement financing or credit accommodations at all or on similar terms, or be able to do so without suffering delays or incurring losses or significant additional expenses. Similarly, if a Distress Event leads to a loss of access to a Financial Institution’s other services (in addition to financing and other credit accommodations), it is also possible that we or our portfolio companies will incur additional expenses or delays in putting in place alternative arrangements or that such alternative arrangements will be less favorable than those formerly in place (with respect to economic terms, service levels, access to capital, or otherwise). We and our portfolio companies are subject to similar risks if a Financial Institution utilized by our investors or by suppliers, vendors, brokers, dealers, custodians, loan and portfolio servicers, hedging and other service providers or other counterparties of us or our portfolio companies becomes subject to a Distress Event, which could have a material adverse effect on us. We, our affiliates, and our portfolio companies are expected to be subject to contractual obligations to maintain all or a portion of their respective assets with a particular Financial Institutions (including, without limitation, in connection with a credit facility or other financing transaction). Accordingly, although each of Oaktree and us seeks to do business with Financial Institutions that it believes are creditworthy and capable of fulfilling their respective obligations, there can be no expectation that any of the foregoing, or any of their respective affiliates or portfolio companies will establish banking relationships or financial arrangements with multiple Financial Institutions or maintain account balances at or below the relevant insured amounts with respect to any Financial Institution.
Uncertainty caused by recent bank failures—and general concern regarding the financial health and outlook for other Financial Institutions—could have an overall negative effect on banking systems and financial markets generally. These recent developments may also have other implications for broader economic and monetary policy, including interest rate policy. For the foregoing reasons, there can be no assurances that conditions in the banking sector and in global financial markets will not worsen and/or adversely affect us, our portfolio companies or our respective financial performance.
The ongoing conflict between Russia and Ukraine could materially affect the success of our activities and investments.
In 2022, the Russian military commenced a full-scale invasion of Russia’s forces into Ukraine. In response, the United States, United Kingdom, the European Union, or EU, and other countries have imposed significant sanctions targeting the Russian financial system, petroleum sector and extractive industries, heavy manufacturing, and other sectors. These and other jurisdictions have also imposed prohibitions on most new investment in Russia, prohibitions on trade in many Russian securities, and prohibitions on the provision of a number of services to certain sectors of the Russian economy. Since the invasion, the sanctions and export controls landscape has been and is likely to continue to be dynamic. Russia’s invasion of Ukraine, the resulting displacement of persons both within Ukraine and to neighboring countries and the increasing international sanctions could have a negative impact on the economy and business activity globally, and therefore could adversely affect the performance of our investments. Furthermore, given the ongoing and evolving nature of the conflict between the two nations and its ongoing escalation (including with respect to the use of nuclear weapons and cyberwarfare against military and civilian targets globally), it is difficult to predict the conflict’s ultimate impact on global economic and market conditions, and, as a result, the situation presents material uncertainty and risk with respect to us and the performance of its investments or operations, and our ability to achieve our investment objectives.
The ongoing conflict between Israel and Hamas could materially affect the success of our activities and investments.
On October 7, 2023, Hamas (an organization which governs Gaza and which has been designated as a terrorist organization by the United States, the United Kingdom, the EU, Australia and other nations) committed a terrorist attack within Israel (the “October 7 Attacks”). As of the date hereof, Israel and Hamas remain in active armed conflict. The ongoing conflict and rapidly evolving measures in response could have a negative impact on the economy and business activity globally, and therefore could adversely affect the performance of our investments. The severity and duration of the conflict and its future impact on global economic and market conditions (including, for example, oil prices and/or the shipping industry) are impossible to predict and, as a result, present material uncertainty and risk with respect to us and the performance of our investments and operations, and our ability to achieve our investment objectives. For example, the armed conflict may expand and may ultimately more actively involve the United States, Lebanon (and/or Hezbollah), Syria, Iran, Yemen and/or other countries or terrorist organizations, any of which may exacerbate the risks described above. Similar risks exist to the extent that any portfolio companies, service providers, vendors or certain other parties have material operations or assets in the Middle East or the immediate surrounding areas. The United States has announced sanctions and other measures against Hamas-related persons and organizations in response to the October 7 Attacks, and the United States (and/or other countries) may announce further sanctions related to the ongoing conflict in the future.
Our investments are subject to environmental risks.
We may face significant environmental liability in connection with our investments. When compared to the United States, the historical lack or inadequacy of environmental regulation in certain
non-U.S.
countries has led to the widespread pollution of air, ground and water resources. The legislative framework for environmental liability in these countries has not been fully established or implemented. The extent of the responsibility, if any, for the costs of abating environmental hazards may be unclear when we are considering an investment. We may engage the services of qualified environmental consultants as necessary to assess the environmental condition of property which may be or is an investment. Nevertheless, we or a company in which we invest may be considered an owner or operator of properties on or in which asbestos or other hazardous or toxic substances exist and, therefore, potentially liable for removal or remediation costs, as well as certain other related costs, including governmental fines and costs of injuries to persons and property. These costs can be substantially in excess of the value of the property. The presence of environmental contamination, pollutants or other hazardous or toxic substances on or emanating from a property (whether known at the time of acquisition or not) could also result in personal injury (and associated liability) to persons on or in the vicinity of the property and persons removing such materials, future or continuing property damage (which may adversely affect property value) or claims by third parties, including as a result of exposure to or damage from such materials through the spread of contaminants.
Environmental laws, regulations and regulatory initiatives play a significant role in the energy and utility industries and can have a substantial impact on investments in this industry. For example, global initiatives to minimize pollution have played a major role in the increase in demand for gas and alternative energy sources, creating numerous new investment opportunities. Conversely, required expenditures for environmental compliance have adversely impacted investment returns in a number of segments of the industry. The energy and utility industries will continue to face considerable oversight from environmental regulatory authorities. We may invest in portfolio companies that are subject to changing and increasingly stringent environmental and health and safety laws, regulations and permit requirements. There can be no guarantee that all costs and risks regarding compliance with environmental laws and regulations can be identified. New and more stringent environmental and health and safety laws, regulations and permit requirements or stricter interpretations of current laws or regulations could impose substantial additional costs on portfolio companies or potential investments. Compliance with such current or future environmental requirements does not ensure that the operations of the portfolio companies will not cause injury to the environment or to people under all circumstances or that the portfolio companies will not be required to incur additional unforeseen environmental expenditures. Moreover, failure to comply with any such requirements could have a material adverse effect on a portfolio company, and there can be no assurance that portfolio companies will at all times comply with all applicable environmental laws, regulations and permit requirements. Past practices or future operations of portfolio companies could also result in material personal injury or property damage claims, which could have an adverse effect on our performance.
We and/or our portfolio companies may be materially and adversely impacted by global climate change.
Global climate change is widely considered to be a significant threat to the global economy. Real estate and similar assets in particular may face risks associated with climate change, including risks related to the impact of climate-related legislation and regulation (both domestically and internationally), risks related to climate-related business trends, and risks stemming from the physical impacts of climate change, such as the increasing frequency or severity of extreme weather events and rising sea levels and temperatures.
The market’s focus on climate change may not have a positive impact on our investments.
Financial resources and public and private investment into business activities seeking to address climate change, reduce emissions and promote adaptation to climate change-related impacts are increasing. While financial and non-financial
benefits may flow from these types of investments, Oaktree cannot guarantee that such activities will improve the financial or environmental, social and governance-related performance of the investment, reduce emissions or promote adaptation to climate change-related impacts and Oaktree may also not find itself in a position to maximize opportunities presented by such business activities whether in respect of financial or non-financial
returns.
Additionally, the Paris Agreement and other regulatory and voluntary initiatives launched by international, federal, state, and regional policymakers and regulatory authorities as well as private actors seeking to reduce greenhouse gas (“GHG”) emissions may expose real estate and similar assets to so-called
“transition risks” in addition to physical risks, such as: (i) political and policy risks (e.g., changing regulatory incentives and legal requirements, including with respect to GHG emissions, that could result in increased costs or changes in business operations), (ii) regulatory and litigation risks (e.g., changing legal requirements that could result in increased permitting, tax and compliance costs, changes in business operations, or the discontinuance of certain operations, and litigation seeking monetary or injunctive relief related to impacts related to climate change), (iii) technology and market risks (e.g., declining market for assets, products and services seen as GHG intensive or less effective than alternatives in reducing GHG emissions) and (iv) reputational risks (e.g., risks tied to changing investor, customer or community perceptions of an asset’s relative contribution to GHG emissions). Oaktree cannot rule out the possibility that climate risks, including changes in weather and climate patterns, could result in unanticipated delays or expenses and, under certain circumstances, could prevent completion of investment activities or the effective management of real estate and similar assets once undertaken, any of which could have a material adverse effect on an investment, or us.
We may invest in derivative instruments from time to time, which present various risks, including market, counterparty, operational and liquidity risks.
Our use of derivatives will largely be limited to hedging certain foreign currency exposures in order to manage risk and return trade-offs, and we may also engage in interest rate hedging or other hedging strategies. While these transactions may reduce certain risks, the transactions themselves entail certain other risks, including counterparty credit risk. Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses if the values of those positions decline, but instead establishes other positions designed to gain from those same developments, thus offsetting the decline in the portfolio positions value. These types of hedging transactions also limit the opportunity for gain if the value of the portfolio position increases. Moreover, it may not be possible to hedge against currency exchange rate, interest rate or public security price fluctuations at a price sufficient to provide protection from the decline in the value of the portfolio position.
While not anticipated to be a meaningful aspect of our investment strategy, we may also invest in over-the-counter
(“OTC”) derivative instruments from time to time. Although we expect to invest in OTC contracts on a bilateral basis with banks or other dealers, we may invest in certain derivatives that are traded on swap execution facilities, security-based swap execution facilities or other similar multi-lateral trading platforms. Certain of such derivatives may be cleared through central counterparties (“CCPs”).
Investing in derivative instruments, particularly OTC derivatives, presents various risks, including market, counterparty, operational and liquidity risks. The prices of derivative instruments, including swaps, forwards and options, may be highly volatile. The value of derivatives also depends upon the price of the underlying security or other asset or index. Typically, investing in a derivative instrument requires the deposit or payment of an initial amount much smaller than the notional or exposure amount from such derivative instrument. Therefore, if the relevant cash market moves against the Fund, we will suffer a larger loss than it would have by directly investing in the underlying security or other asset or index. As discussed below, OTC derivatives are also subject to the default and credit risk of the counterparty if they are not cleared through CCPs, while centrally cleared derivatives are subject to the credit risk of the CCP and the relevant futures commission merchant or other clearing broker. In addition, significant disparities may exist between “bid” and “ask” prices for derivative instruments that are traded over-the-counter
and not on an exchange. While such OTC derivatives are subject to increased regulation under the Dodd-Frank Act, the investor protections and other regulations applicable to such OTC derivatives differ from those applicable to futures and other exchange-traded instruments, as discussed below. In addition, compared with such exchange-traded instruments, the market for OTC derivatives is less liquid. Although OTC derivative instruments are designed to be tailored to meet particular financing and other needs and, therefore, typically provide more flexibility than exchange-traded products, the risk of illiquidity is also greater as these instruments can generally be closed out only by negotiation with the counterparty. In volatile markets, we may not be able to close out a position without incurring a significant amount of loss.
We may also enter into certain other types of swaps, including total return swaps, rate of return swaps, credit default swaps (including index-related credit default swaps), interest rate swaps and credit-linked securities. OTC credit default swaps are bilateral agreements between two parties that transfer a defined credit risk from one party to another.
Swaps transactions, like other financial transactions, involve a variety of significant risks. The specific risks presented by a particular swap transaction necessarily depend upon the terms of the transaction and our circumstances. In general, however, all swaps transactions involve some combination of market risk, credit risk, counterparty credit risk, funding risk, liquidity risk and operational risk. Highly customized swaps transactions in particular may increase liquidity risk. Highly leveraged transactions may experience substantial gains or losses in value as a result of relatively small changes in the value or level of an underlying or related market factor. In evaluating the risks and contractual obligations associated with a particular swap transaction, it is important to consider that a swap transaction may be modified or terminated only by mutual consent of the original parties and subject to agreement on individually negotiated terms. Therefore, it may not be possible for us to modify, terminate or offset our obligations under a swap or our exposure to the risks associated with a swap prior to its scheduled termination date.
Rule
18f-4
under the Investment Company Act addresses the ability of a BDC to use derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions). Under the rule, BDCs that use derivatives are subject to a value-at-risk
leverage limit, a derivatives risk management program, testing requirements and requirements related to board reporting. These new requirements will apply unless the BDC qualifies as a “limited derivatives user,” as defined under the rules. We believe we qualify as a limited derivative user under the rule. Under the rule, a BDC may enter into an unfunded commitment agreement that is not a derivatives transaction, such as an agreement to provide financing to a portfolio company, if the BDC has, among other things, a reasonable belief, at the time it enters into such an agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all of its unfunded commitment agreements, in each case as it becomes due. Collectively, these requirements may limit our ability to use derivatives and/or enter into certain other financial contracts.
Investments in options and warrants present risk of loss, including as a result of price movements of underlying securities.
The successful use of options and warrants depends principally on the price movements of the underlying securities. In addition, when we purchase an option or warrant, we run the risk that we will lose our entire investment in a relatively short period of time if the option or warrant turns out to be worthless at the time of its exercise. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, we will lose part or all of our investment in the option. There is no assurance that we will be able to effect closing transactions at any particular time or at any acceptable price. In the event of the bankruptcy of a broker through which we engage in transactions in options or warrants, we could experience delays or losses in liquidating open positions purchased or sold through the broker.
We will bear certain risks associated with any bridge financing we provide to portfolio companies.
We may provide bridge financing to a portfolio company in order to facilitate an investment we organize. Such bridge financings would typically be convertible into more permanent, long-term positions. We will bear the risk of any changes in capital markets, which may adversely affect the ability to refinance any bridge investments. For reasons not always in our or the Adviser’s control, such refinancings may not occur and such bridge financings may remain outstanding. In such event, the failure to refinance could lead to increased risk and cost to the Fund.
Securities purchased or sold on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis could increase the volatility of our NAV.
Securities purchased or sold by the Fund on a when-issued, “when, as and if issued,” delayed delivery or forward commitment basis are subject to market fluctuation, and no interest or dividends accrue to the purchaser prior to the settlement date. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. In the case of “when, as and if issued” securities, the Fund could lose an investment opportunity if the securities are not issued. An increase in the percentage of our assets committed to the purchase of securities on a when issued, “when, as and if issued,” delayed delivery or forward commitment basis may increase the volatility of our NAV.
We invest in significant amounts of loans or other debt instruments, including debt-like instruments such as preferred equity, and bank loans and participations, which pose unique risks.
Our investment program includes investments in significant amounts of loans or other debt instruments, including debt-like instruments such as preferred equity, a significant amount of bank loans and participations, as well as other direct lending transactions. These obligations are subject to unique risks, including (a) the possible invalidation of an investment transaction as a fraudulent conveyance under relevant creditors’ rights laws,
(b) so-called
lender-liability claims by the issuer of the obligations, (c) environmental liabilities that may arise with respect to collateral securing the obligations and (d) limitations on our ability to enforce directly our rights with respect to participations. In analyzing each loan or other debt instrument, we compare the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser, Oaktree, their respective affiliates and certain other individuals, will be borne by the Fund. In addition, the settlement process for the purchase of bank loans can take significantly longer than the timeframes established by the Loan Syndications & Trading Association and comparable
non-U.S.
bodies. The longer a trade is outstanding between the counterparties, the greater the risk of additional operational and settlement issues and the potential for our counterparty to fail to perform. In addition, our investment program may include investments in second lien loans. The nature of second lien loans will entail risks related to priority with respect to collateral, including (a) the subordination of our claims to a senior lien in terms of the coverage and recovery of the collateral and (b) the prohibition of, or limitation on, the right to foreclose on a second lien or exercise other rights as a second lien holder. In certain cases, therefore, no recovery may be available from a defaulted second lien loan.
If we purchase a participation, we will not have established any direct contractual relationship with the borrower. We will be required to rely on the lender or the participant that sold the participation, not only for the enforcement of our rights against the borrower, but also for the receipt and processing of payments due to us under the participation. We will therefore be subject to the credit risk of both the borrower and the selling lender or participant. Because it may be necessary to assert through the selling lender or participant such rights as may exist against the borrower, in the event the borrower fails to pay principal and interest when due, such assertion of rights against the borrower may be subject to delays, expenses and risks that are greater than those that would be involved if we could enforce our rights against the borrower directly.
Loans or other debt instruments we make or acquire may become non-performing
following their acquisition for a wide variety of reasons. Such non-performing
loans or debt instruments may require a substantial amount of workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of principal. It is possible that we may find it necessary or desirable to foreclose on collateral securing one or more loans we have purchased. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive.
See
“—We invest in bank loans, which have associated risks that are different from those of other debt instruments”
for additional risks associated with investing in bank loans.
Our portfolio companies may incur debt that ranks equally with, or senior to, our investments in such companies.
The characterization of an investment as senior debt or senior secured debt does not mean that such debt will necessarily have repayment priority with respect to all other obligations of an issuer. Issuers may have, and/or may be permitted to incur, other debt and liabilities that rank equally with or senior to the senior loans in which we invest. If other indebtedness is incurred that ranks in parity in right of payment or proceeds of collateral with respect to senior loans in which we invest, we would have to share on an equal basis any distributions with other creditors in the event of a liquidation, reorganization, insolvency, dissolution or bankruptcy of such an issuer. Where we hold a first lien to secure senior indebtedness, the issuers may be permitted to issue other senior loans with liens that rank junior to the first liens granted to us. The intercreditor rights of the holders of such other junior lien debt may, in any liquidation, reorganization, insolvency, dissolution or bankruptcy of such an issuer, affect the recovery that we would have been able to achieve in the absence of such other debt.
Even where the senior loans we hold are secured by a perfected lien over a substantial portion of the assets of an issuer and its subsidiaries, the issuer and its subsidiaries will often be able to incur a substantial amount of additional indebtedness, which may have an exclusive lien over particular assets. For example, debt and other liabilities incurred by non-guarantor
subsidiaries of issuers will be structurally senior to the debt we hold. Accordingly, any such debt and other liabilities of such subsidiaries would, in the event of liquidation, dissolution, insolvency, reorganization or bankruptcy of such subsidiary, be repaid in full before any distributions to an obligor of the loans we hold. Furthermore, these other assets over which other lenders have a lien may be substantially more liquid or valuable than the assets over which we have a lien. We may also invest in second-lien secured debt, which compounds the risks described in this paragraph.
We may invest in secured or unsecured loans and are subject to risk of loss upon a borrower default.
In the event of a default by a borrower, we might not receive payments to which we are entitled and thereby could experience a decline in the value of our investments in the borrower. If we invest in debt that is not secured by collateral, in the event of such default, we will have only an unsecured claim against the borrower. In the case of second lien loans that are secured by collateral, while the Adviser generally expects the value of the collateral to be greater than the value of such secured second lien loans, the value of the collateral may actually be equal to or less than the value of such second lien loans or may decline below the outstanding amount of such second lien loans subsequent to our investment. Our ability to have access to the collateral may be limited by bankruptcy and other insolvency laws. Under certain circumstances, the collateral may be released with the consent of the lenders or pursuant to the terms of the underlying loan agreement with the borrower. There is no assurance that the liquidation of the collateral securing a loan would occur in a timely fashion or would satisfy the borrower’s obligation in the event of nonpayment of scheduled interest or principal, or that the collateral could be readily liquidated. As a result, we might not receive full payment on a secured loan investment to which we are entitled and thereby may experience a decline in the value of, or a loss on, the investment.
We invest in companies that are highly leveraged, and, in most cases, our investments in such companies will be in below investment grade securities, which are viewed as having predominately speculative characteristics.
We invest in companies that are highly leveraged, and, in most cases, our investments in such companies are not rated by any rating agency. If such investments were rated, the Adviser believes that they would likely receive a rating from a nationally recognized statistical rating organization of below investment grade (i.e., below
BBB-
or Baa), which is often referred to as “high yield” and “junk.” Exposure to below investment grade securities involves certain risks, and those securities are viewed as having predominately speculative characteristics with respect to the issuer’s capacity to pay interest and repay principal. Securities in the lower-rated categories and comparable non-rated
securities are subject to greater risk of loss of principal and interest than higher-rated and comparable non-rated
securities and are generally considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Such issuers typically are highly leveraged, with significant burdens on cash flow and, therefore, involve a high degree of financial risk. During an economic downturn or recession, securities of financially troubled or operationally troubled issuers are more likely to go into default than securities of other issuers. Because investors generally perceive that there are greater risks associated with the lower-rated and comparable non-rated
securities, the yields and prices of such securities may be more volatile than those for higher-rated and comparable non-rated
securities. The market for lower-rated and comparable

non-rated
securities is thinner, often less liquid and less active than that for higher-rated or comparable non-rated
securities, and the market prices of such securities are subject to erratic and abrupt movements. The spread between bid and asked prices for such securities may be greater than normally expected. Such factors can adversely affect the prices at which these securities can be sold and may even make it difficult to sell such securities.
Investment in the securities of financially troubled issuers and operationally troubled issuers involves a high degree of credit and market risk. These financial difficulties may never be overcome and may cause issuers to become subject to bankruptcy proceedings.
Non-performance
or defaults by our portfolio companies would harm our operating results.
Our investment program is comprised of investments in loans or other debt instruments, focused on direct lending transactions. These obligations are subject to unique risks, including (a) the possible invalidation of investment transactions as fraudulent conveyances or preferential payments under relevant creditors’ rights and bankruptcy laws or the subordination of claims under so-called
“equitable subordination” common law principles,
(b) so-called
lender-liability claims by the issuer of the obligations and (c) environmental liabilities that may arise with respect to collateral securing the obligations. In analyzing each loan or other debt instrument, we will compare the relative significance of the risks against the expected benefits of the investment. Successful claims by third parties arising from these and other risks, absent certain conduct by the Adviser, its affiliates and certain other individuals, will be borne by us.
Loans or other debt instruments made or otherwise acquired by us may become non-performing
following their origination or acquisition for a wide variety of reasons. Such non-performing
loans or debt instruments may require a substantial amount of workout negotiations or restructuring, which may entail, among other things, a substantial reduction in the interest rate and a substantial write-down of principal. It is possible that we may find it necessary or desirable to foreclose on collateral securing one or more loans purchased by us. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions by asserting numerous claims, counterclaims and defenses against the holder of a real estate loan, including lender liability claims and defenses, even when such assertions may have no basis in fact, in an effort to prolong the foreclosure action. In some states, foreclosure actions can take up to several years or more to conclude. At any time during the foreclosure proceedings, the borrower may file for bankruptcy, staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.
A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the debt or equity securities that we hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, we may write-down the value of a portfolio company investment upon the worsening of the financial condition of the portfolio company or in anticipation of a default, which could also have a material adverse effect on our business, financial condition and results of operations.
We may invest in event-driven special situations.
We may invest in companies that become involved in (or the target of) acquisition attempts or tender offers or in companies involved in or undergoing spin-offs or reorganizations, or that become the subject of work-outs, liquidations or bankruptcies or other catalytic changes or similar transactions. In any investment opportunity involving any such type of special situation, there exists the risk that the contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or a new security the value of which will be less than the purchase price to the Fund of the security or other financial instrument in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, we may be required to sell its investment at a loss. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which we may be invested, there is a potential risk of loss of our entire investment in such companies.
We invest in lower-rated loans and debt instruments, which are subject to greater risk of loss of principal and interest than higher-rated loans and debt instruments.
Because we invest in loans and other debt instruments that are rated below investment grade by the various credit rating agencies, or trade at a yield similar to non-investment
grade debt (and in comparable
non-rated
loans), the Adviser must take into account the special nature of such loans and debt instruments and certain special considerations in assessing the risks associated with such investments. Loans and debt instruments rated in the lower rating categories are subject to greater risk of loss of principal and interest than higher-rated loans and debt instruments and are generally considered to be predominantly speculative with respect to the borrower’s capacity to pay interest and repay principal. They are also considered to be subject to greater risk than investment grade rated debt instruments in the case of deterioration of general economic conditions. Because investors perceive that there are greater risks associated with such loans and debt instruments, the yields and prices of such loans and debt instruments may be more volatile than those for higher-rated loans and debt instruments. The market for lower-rated loans and debt instruments is thinner, often less liquid and less active than that for higher-rated loans and debt instruments, which can adversely affect the prices at which such loans and debt instruments can be sold and may even make it impractical to sell such loans or debt instruments. It should be recognized that an economic downturn is likely to have a negative effect on the debt market and on the value of the loans and debt instruments held by the Fund as well as on the ability of the borrowers of such debt, especially highly leveraged borrowers, to service principal and interest payment obligations to meet their projected business goals or to obtain additional financing. If a borrower of a loan owned by the Fund defaults on such loan, we may incur additional expenses to seek recovery, and the possibility of any recovery may be subject to the expense and uncertainty of insolvency proceedings.
We invest in bank loans, which have associated risks that are different from those of other debt instruments.
Our investment program includes investments in significant amounts of bank loans. Bank loans may not be deemed to be “securities” for purposes of the federal securities laws and therefore may not have the protections afforded by the federal securities laws, including anti-fraud protections. In addition, bank loans have a longer settlement period as compared to other debt instruments. When compared to the purchase of high yield bonds, which typically settle within three business days after the initial trade date, the settlement process for the purchase of bank loans can take several days and, in certain instances, several weeks longer than a bond trade. The longer a trade is outstanding between the counterparties may increase the risk of additional operational and settlement issues and the potential for our counterparty to fail to perform.
Borrowers may elect to repay the principal on an obligation earlier than expected.
Our investments will typically permit the borrowers to voluntarily prepay directly originated senior secured loans and other debt investments at any time, either with no or a nominal prepayment premium. Borrowers may elect to repay the principal on an obligation earlier than expected. This may happen, including when there is a decline in interest rates, or when an issuer’s improved credit or operating or financial performance allows the refinancing of certain classes of debt with lower cost debt. Assuming an improvement in a borrower’s or the credit market conditions, early repayments of the debt held by the Fund could increase. Generally, our investments are not expected to include a significant premium payable upon the repayment of such senior debt.
We may engage in short sale transactions.
We may engage in short sale transactions for hedging purposes. Short sales can, in certain circumstances, substantially increase the impact of adverse price movements on our portfolio. A short sale of a security involves the risk of a theoretically unlimited loss from a theoretically unlimited increase in the market price of the security that could result in an inability to cover the short position. In addition, there can be no assurance that securities necessary to cover a short position will be available for purchase.
Our investment portfolios may be subject to high turnover rates, which will increase commission and transaction costs.
The different strategies we use may require frequent trading and a high portfolio turnover. The more frequently we trade, the higher the commission and transaction costs and certain other expenses involved in our operations. We will bear these costs regardless of the profitability of our investment and trading activities. In addition, a high portfolio turnover may increase the recognition of short-term, rather than long-term, capital gains.
Both our portfolio companies and the Fund may be leveraged.
Our investments include companies whose capital structures may have significant leverage. Such investments are inherently more sensitive to declines in revenues and to increases in expenses and interest rates. The leveraged capital structure of such investments will increase the exposure of the portfolio companies to adverse economic factors, such as downturns in the economy or deterioration in the condition of the portfolio company or its industry. Additionally, the securities we acquire may be the most junior in what will typically be a complex capital structure, and, thus, subject to the greatest risk of loss.
Furthermore, we engage in investment activities that involve the use of leverage. The cumulative effect of the use of leverage by the Fund in a market that moves adversely to our investments could result in a loss to the Fund that would be greater than if leverage had not been used, including loss of the entire investment and also the possibility of loss exceeding the original amount of a particular investment. To the extent that we engage in any leveraging, we will be subject to the risks normally associated with debt financing, including those relating to the ability to refinance and the insufficiency of cash flow to meet principal and interest payments, which could significantly reduce or even eliminate the value of our investment. Leveraging the capital structure will mean that third parties, such as banks, may be entitled to the cash flow generated by such investments prior to the Fund receiving a return. Also, if one of our assets is mortgaged or otherwise used as collateral to secure repayment of indebtedness and such payments are not made, the asset could be foreclosed upon by the lender or otherwise transferred to the lender.
There are also financing costs associated with leverage, and each leveraged investment will involve interest rate risk to the extent that financing charges for such leveraged investment are based on a predetermined interest rate. Furthermore, to the extent that we draw capital from a credit facility to fund investments, the amount and timing of contributions and distributions to the shareholders may be affected in a manner that in some circumstances could be potentially adverse to the shareholders.
No assurance can be given that financing for our investments will be obtained on favorable or acceptable terms, or at all. In addition, once initial financing is obtained, no assurance can be given that such financing will subsequently be available throughout the life of any individual investment, or that replacement financing can be obtained as intended by the Adviser. If we are unable to obtain financing, this may have a material adverse effect on our ability to achieve our investment objective and the return on invested capital.
We borrow money, which magnifies the potential for gain or loss on amounts invested and may increase the risk of investing in us.
Borrowings, also known as leverage, magnify the potential for loss on invested equity capital. We expect to continue to use leverage to partially finance our investments, through borrowings from banks and other lenders, which will increase the risks of investing in our Common Shares, including the likelihood of default. We borrow under the (i) senior secured revolving credit agreement, dated as of March 25, 2022, among us, as borrower, the lenders party thereto, and ING Capital LLC, as administrative agent, as amended by that certain subsequent incremental commitment and assumption agreement, dated as of October 6, 2022 and amendment no. 1, dated as of June 28, 2023 (as amended and/or restated from time to time, the “ING Credit Agreement”), (ii) loan and security agreement, dated as of February 24, 2023, among OSCF Lending SPV, LLC, a wholly owned subsidiary of us, as borrower, us, as parent and servicer, Citibank, N.A., as collateral agent and securities intermediary, Virtus Group, LP, as collateral administrator, the lenders party thereto, and JPMorgan Chase Bank, National Association, as administrative agent, as amended by amendment no. 1, dated as of July 5, 2023 (as amended and/or restated from time to time, the “JPM Loan and Security Agreement”), (iii) loan and security agreement, dated as of September 29, 2023, among OSCF Lending III SPV, LLC, a wholly owned subsidiary of us, as borrower, us, as transferor and servicer, Citibank, N.A., as the account bank, Virtus Group, LP, as collateral custodian, the lenders party thereto, and Sumitomo Mitsui Banking Corporation, as administrative agent and collateral agent, (iv) loan and servicing agreement, dated as of November 21, 2023, among OSCF Lending V SPV, LLC, a wholly owned subsidiary of us, as borrower, us, as transferor and servicer, Computershare Trust Company, N.A., as securities intermediary, collateral custodian, collateral agent and collateral administrator, the lenders party thereto, and Canadian Imperial Bank of Commerce, as administrative agent, (v) loan financing and servicing agreement, among OSCF Lending IV SPV, LLC, a wholly owned subsidiary of us, as borrower, us, as servicer and equityholder, the lenders party thereto, Deutsche Bank AG, New York Branch, as facility agent, the other agents parties thereto and Deutsche Bank National Trust Company, as collateral agent and collateral custodian, (vi) loan and servicing agreement, among OSCF Lending II SPV, LLC, a wholly owned subsidiary of us, as borrower, we, as transferor and servicer, Citibank, N.A., as the collateral agent, account bank and collateral custodian, Virtus Group, LP, as collateral administrator, each of the lenders from time to time party thereto, and Morgan Stanley Asset Funding, Inc., as the administrative agent, (vii) $350 million aggregate principal amount of our 8.400% Notes due 2028, issued on November 14, 2023 (the “2028 Notes”) and (viii) $400 million aggregate principal amount of our 6.500% Notes due 2029, issued on July 23, 2024 (the “2029 Notes” and together with the 2028 Notes, the “Notes”), and may issue debt securities or enter into other types of borrowing arrangements in the future. For additional information about our indebtedness, see “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Discussion and Analysis of Operations—Leverage.” If the value of our assets decreases, leveraging would cause NAV to decline more sharply than it otherwise would have had we not leveraged. Similarly, any decrease in our income would cause net income to decline more sharply than it would have had we not borrowed. To the extent we incur additional leverage, these effects would be further magnified, increasing the risk of investing in us. Such a decline could negatively affect our ability to make Common Share distributions or scheduled debt payments. Leverage is generally considered a speculative investment technique and we only intend to use leverage if expected returns will exceed the cost of borrowing.
As of September 30, 2024, we had $1,095.0 million of outstanding indebtedness under our credit facilities, $350.0 million of outstanding 2028 Notes and $400.0 million of outstanding 2029 Notes. These debt instruments require periodic payments of interest. The weighted average interest rate charged on our borrowings as of September 30, 2024 was 7.9% (exclusive of deferred financing costs and inclusive of the impact of an interest rate swap designated as a hedging instrument). We will need to generate sufficient cash flow to make these required interest payments. In order for us to cover our annual interest payments on indebtedness, we must achieve annual returns on our September 30, 2024 total assets of at least 2.89%. If we are unable to meet the financial obligations under our current or future credit facilities, the lenders under the credit facilities will have a superior claim to our assets over our shareholders.
Illustration.
The following table illustrates the effect of leverage on returns from an investment in our Common Shares assuming various annual returns, net of expenses. The calculations in the table below are hypothetical and actual returns may be higher or lower than those appearing below.

Assumed Return on Portfolio (Net of Expenses)	- 10%	- 5%	0%	5%	10%
Corresponding net return to common shareholder	-20.50	-12.55	-4.60	3.35	11.30
For purposes of this table, we have assumed $5,030.6 million in total assets (less all liabilities and indebtedness not represented by senior securities), $1,845.0 million in debt outstanding under our credit facilities, $3,164.3 million in net assets as of September 30, 2024, and a weighted average interest rate of 7.9% as of September 30, 2024 (exclusive of deferred financing costs). Actual interest payments may be different.
We may default under our credit facilities.
In the event we default under a credit facility or other borrowings, our business could be adversely affected as we may be forced to sell a portion of our investments quickly and prematurely at what may be disadvantageous prices to us in order to meet our outstanding payment obligations and/or support working capital requirements under such borrowing facility, any of which would have a material adverse effect on our business, financial condition, results of operations and cash flows. In addition, following any such default, the agent for the lenders under such borrowing facility could assume control of the disposition of any or all of our assets, including the selection of such assets to be disposed and the timing of such disposition, which would have a material adverse effect on our business, financial condition, results of operations and cash flows
.
Provisions in a credit facility may limit our investment discretion.
A credit facility may be backed by all or a portion of our loans and securities on which the lenders will have a security interest. We may pledge up to 100% of our assets and may grant a security interest in all of our assets under the terms of any debt instrument we enter into with lenders. We expect that any security interests we grant will be set forth in a pledge and security agreement and evidenced by the filing of financing statements by the agent for the lenders. In addition, we expect that the custodian for our securities serving as collateral for such loan would include in its electronic systems notices indicating the existence of such security interests and, following notice of occurrence of an event of default, if any, and during its continuance, will only accept transfer instructions with respect to any such securities from the lender or its designee. If we were to default under the terms of any debt instrument, the agent for the applicable lenders would be able to assume control of the timing of disposition of any or all of our assets securing such debt, which would have a material adverse effect on our business, financial condition, results of operations and cash flows.
In addition, any security interests and/or negative covenants required by a credit facility may limit our ability to create liens on assets to secure additional debt and may make it difficult for us to restructure or refinance indebtedness at or prior to maturity or obtain additional debt or equity financing. In addition, if our borrowing base under a credit facility were to decrease, we may be required to secure additional assets in an amount sufficient to cure any borrowing base deficiency. In the event that all of our assets are secured at the time of such a borrowing base deficiency, we could be required to repay advances under a credit facility or make deposits to a collection account, either of which could have a material adverse impact on our ability to fund future investments and to make distributions.
In addition, we may be subject to limitations as to how borrowed funds may be used, which may include restrictions on geographic and industry concentrations, loan size, payment frequency and status, average life, collateral interests and investment ratings, as well as regulatory restrictions on leverage which may affect the amount of funding that may be obtained. There may also be certain requirements relating to portfolio performance, including required minimum portfolio yield and limitations on delinquencies and charge-offs, a violation of which could limit further advances and, in some cases, result in an event of default. An event of default under a credit facility could result in an accelerated maturity date for all amounts outstanding thereunder, which could have a material adverse effect on our business and financial condition. This could reduce our liquidity and cash flow and impair our ability to grow our business.
Leveraged portfolio companies may pose higher risk of default.
Leveraged companies, such as those in which we invest, may be more prone to bankruptcy or similar financial distress. A portfolio company’s failure to satisfy financial or operating covenants imposed by us or other lenders could lead to defaults and, potentially, termination of its loans and foreclosure on its secured assets, which could trigger cross-defaults under other agreements and jeopardize a portfolio company’s ability to meet its obligations under the securities that we will hold. We may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting portfolio company. In addition, we may write down the value of a portfolio company investment upon the worsening of the financial condition of the portfolio company or in anticipation of a default, which could also have a material adverse effect on our business, financial condition and results of operations
As a result, we may need to modify the payment terms of our investments, including changes in PIK interest provisions and/or cash interest rates. The performances of leveraged companies have been, and may continue to be, negatively impacted by these economic or other conditions, which may result in our receipt of a reduced level of interest income from such portfolio companies and/or losses or charge offs related to such investments, and, in turn, may adversely affect distributable income and have a material adverse effect on our results of operations.
Our success may depend, in part, on the ability of the Adviser to effectuate loan modifications or restructure and improve the operations of portfolio companies. The activity of identifying and implementing any such restructuring programs and operating improvements entails a high degree of uncertainty. There can be no assurance that the Adviser will be able to successfully identify and implement such restructuring programs and improvements.
We may enter into reverse repurchase agreements, which involve many of the same risks posed by our use of leverage.
We may enter into reverse repurchase agreements as part of our management of our temporary investment portfolio. Entry into any such reverse repurchase agreements would be subject to the Investment Company Act limitations on leverage. In connection with entry into a reverse repurchase agreement, we would effectively pledge our assets as collateral to secure a short-term loan. Generally, the other party to the agreement would make a loan to us in an amount equal to a percentage of the fair value of the collateral pledged. At the maturity of the reverse repurchase agreement, we will be required to repay the loan and then receive back our collateral. While used as collateral, the assets continue to pay principal and interest, which are for the benefit of the Fund.
Use of reverse repurchase agreements, if any, involves many of the same risks involved in our use of leverage. For example, the market value of the securities acquired in the reverse repurchase agreement may decline below the price of the securities that we have sold but we would remain obligated to purchase those securities. As such, we bear the risk of loss that the proceeds at settlement are less than the fair value of the securities pledged. In addition, the market value of the securities retained may decline. If a buyer of securities under a reverse repurchase agreement were to file for bankruptcy or experience insolvency, we would be adversely affected. In addition, due to the interest costs associated with reverse repurchase agreements, our NAV would decline, and, in some cases, we may be worse off than if it had not used such agreements.
We issue senior securities and/or incur indebtedness, and any amounts that we use to service our senior securities or indebtedness will reduce amounts distributable to holders of our Common Shares.
Consistent with applicable legal and regulatory requirements, we issue senior securities and/or borrow money from banks or other financial institutions and may do so up to the maximum amount permitted by the Investment Company Act. In addition, we may seek to securitize certain of our loans. Under the provisions of the Investment Company Act, we are permitted, as a BDC, to issue senior securities if it meets an asset coverage ratio, as calculated as provided in the Investment Company Act, of at least 150% immediately after each such issuance. If the value of our assets declines, we may be unable to satisfy this test, which may prohibit us from paying dividends and could prevent us from maintaining our status as a RIC or may prohibit us from repurchasing Common Shares. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness at a time when such sales may be disadvantageous.

Accordingly, any failure to satisfy this test could have a material adverse effect on our business, financial condition or results of operations.
Also, any amounts that we use to service our indebtedness or senior securities would not be available for distributions to shareholders. Furthermore, as a result of issuing indebtedness or senior securities, shareholders would also be exposed to typical risks associated with increased leverage, including an increased risk of loss resulting from increased indebtedness.
If we issue preferred shares, the preferred shares would rank “senior” to the Common Shares. Preferred shareholders would have separate voting rights on certain matters and might have other rights, preferences or privileges more favorable than those of shareholders. The issuance of preferred shares could also have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for shareholders or otherwise be in their best interest.
We are not generally able to issue and sell Common Shares at a price below the then-current NAV per Common Share. We may, however, sell Common Shares, or warrants, options or rights to acquire Common Shares, at a price below the then-current NAV per Common Share if the Board of Trustees determines that such sale is in the best interests of the Fund and the shareholders, and the shareholders approve such sale. If we raise additional funds by issuing more Common Shares, including in connection with senior securities convertible into, or exchangeable for, Common Shares, then the percentage ownership of shareholders at that time will decrease, and holders of Common Shares might experience dilution with respect to their percentage ownership.
We may invest in distressed or bankrupt companies, and investing in companies involved in bankruptcy proceedings presents significant risks.
We may acquire the securities and other obligations of distressed or bankrupt companies. At times, distressed debt obligations may not produce income and may require us to bear certain extraordinary expenses (including legal, accounting, valuation and transaction expenses) in order to protect and recover our investment. Therefore, to the extent we invest in distressed debt, our ability to achieve current income for the shareholders may be diminished, particularly where the portfolio company has negative EBITDA.
We also will be subject to significant uncertainty as to when and in what manner and for what value the distressed debt we invest in will eventually be satisfied whether through a liquidation, an exchange offer or plan of reorganization involving the distressed debt securities or a payment of some amount in satisfaction of the obligation. In addition, even if an exchange offer is made or plan of reorganization is adopted with respect to distressed debt we hold, there can be no assurance that the securities or other assets we receive in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made.
Moreover, any securities we receive upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of our participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of distressed debt, we may be restricted from disposing of such securities.
We may make investments that could require substantial workout negotiations or restructuring in the event of a default or bankruptcy. There are a number of significant risks when investing in companies involved in bankruptcy proceedings, including the following: First, many events in a bankruptcy are the product of contested matters and adversary proceedings that are beyond the control of the creditors. Second, a bankruptcy filing may have adverse and permanent effects on a company. For instance, the company may lose its market position and key employees and otherwise become incapable of restoring itself as a viable entity. Further, if the proceeding is converted to a liquidation, the liquidation value of the company may not equal the liquidation value that was believed to exist at the time of the investment. Third, the duration of a bankruptcy proceeding is difficult to predict. A creditor’s return on investment can be impacted adversely by delays while the plan of reorganization is being negotiated, approved by the creditors and confirmed by the bankruptcy court, and until it ultimately becomes effective. Fourth, certain claims, such as claims for taxes, wages, employee and worker pensions and certain trade claims, may have priority by law over the claims of certain creditors. Fifth, the administrative costs in connection with a bankruptcy proceeding are frequently high and will be paid out of the debtor’s estate prior to any return to creditors. Sixth, creditors can lose their ranking and priority in a variety of circumstances, including if they exercise “domination and control” over a debtor, and other creditors can demonstrate that they have been harmed by such actions. Seventh, we may seek representation on creditors’ committees and as a member of a creditors’ committee, it may owe certain obligations generally to all creditors similarly situated that the committee represents, and it may be subject to various trading or confidentiality restrictions. If the Adviser concludes that our membership on a creditors’ committee entails obligations or restrictions that conflict with the duties it owes to shareholders, or that otherwise outweigh the advantages of such membership, we will not seek membership in, or will resign from, that committee. Because we will indemnify the Adviser or any other person serving on a committee on our behalf for claims arising from breaches of those obligations, indemnification payments could adversely affect the return on our investment in an asset or company undergoing reorganization.
There is a possibility that we may incur substantial or total losses on our investments and, in certain circumstances, subject us to certain additional potential liabilities that may exceed the value of our original investment. For example, under certain circumstances, a lender who has inappropriately exercised control over the management and policies of a debtor may have its claims subordinated or disallowed or may be found liable for damages suffered by parties as a result of such actions. In addition, under certain circumstances, payments to the Fund and distributions to the shareholders may be reclaimed if any such payment or distribution is later determined to have been a fraudulent conveyance, preferential payment or similar transaction under applicable bankruptcy and insolvency laws. Furthermore, bankruptcy laws may delay our ability to realize on collateral for loan positions held by us, or may adversely affect the priority of such loans through doctrines such as equitable subordination or may result in a restructuring of the debt through principles such as the “cramdown” provisions of the bankruptcy laws. In addition, the bankruptcy laws and regimes of certain jurisdictions outside the United States may be untested, subject to manipulation or change and not provide a proven venue to resolve a company’s bankruptcy estate.
Investments in real estate and mortgage-backed securities carry risks, including fluctuations in value and complications associated with events of default.
The value of real estate and real estate-related securities and other investments can fluctuate for various reasons. Real estate values can be seriously affected by interest rate fluctuations, bank liquidity, the availability of financing and by regulatory or governmentally imposed factors such as a zoning change, an increase in property taxes, the imposition of height or density limitations, the requirement that buildings be accessible to disabled persons, the requirement for environmental impact studies, the potential costs of remediation of environmental contamination or damage and the imposition of special fines to reduce traffic congestion or to provide for housing. Income from income-producing real estate may be adversely affected by general economic conditions, local conditions such as oversupply or reduction in demand for space in the area, competition from other available properties, and the owner provision of adequate maintenance and coverage by adequate insurance. Certain significant expenditures associated with real estate (such as mortgage payments (to the extent leveraged), real estate taxes and maintenance costs) have no relationship with, and, thus, do not diminish in proportion to, a reduction in income from the property. Reductions in value or cash flow could impair our ability to make distributions to shareholders, adversely impact our investment policy and reduce overall returns on investments.
If a borrower of a loan secured by real estate defaults on such loan, it is possible that the Adviser may find it necessary or desirable to foreclose on collateral securing such loan. The foreclosure process varies jurisdiction by jurisdiction and can be lengthy and expensive. Borrowers often resist foreclosure actions, which often prolongs and complicates an already difficult and time-consuming process. In some states or other jurisdictions, foreclosure actions can take up to several years or more to conclude. During the foreclosure proceedings, a borrower may have the ability to file for bankruptcy, potentially staying the foreclosure action and further delaying the foreclosure process. Foreclosure litigation tends to create a negative public image of the collateral property and may result in disrupting ongoing leasing and management of the property.
We may also invest in mortgage-backed securities, including RMBS and CMBS. The collateral underlying CMBS generally consists of commercial mortgages or real property that has a multifamily or commercial use, such as retail space, office buildings, warehouse property and hotels. The commercial mortgages underlying CMBS generally have shorter maturities than residential mortgages, allow a substantial portion of the loan balance to be paid at maturity, commonly known as a “balloon payment,” and are usually non-recourse
against the commercial borrower. The prospect of full repayment of the commercial mortgage loans underlying CMBS depends on the ability of the commercial borrower to generate current income from its commercial property, which is affected by a variety of factors, and to secure subsequent financing, which can be negatively impacted by a difficult credit environment. Given the non-recourse
nature of the underlying commercial mortgage loan, the options for financial recovery are limited in nature if a commercial borrower defaults, and in certain instances, a negotiated settlement or an amendment to the terms of the commercial mortgage loan are the only options before an ultimate foreclosure on the commercial property. Foreclosure is costly and often protracted by litigation and bankruptcy restrictions. The ultimate disposition of a foreclosed property may also yield a price insufficient to cover the cost of the foreclosure process and the balance attached to the defaulted commercial mortgage loan. The overall level of commercial mortgage loan defaults remains significant and market values of the underlying commercial real estate remain distressed in many cases. It has also become increasingly difficult for lenders to dispose of foreclosed commercial real estate without incurring substantial investment losses, and ultimately leading to a decline in the value of CMBS. There can be no guarantee that our investments in CMBS will not be adversely affected by such risks.
We may have difficulty successfully pursuing claims in the courts of
non-U.S.
countries.
Because the effectiveness of the judicial systems in the countries in which we may invest varies, we (or any portfolio company) may have difficulty in foreclosing or successfully pursuing claims in the courts of such countries, as compared to the United States or other countries. Further, to the extent we or a portfolio company may obtain a judgment but is required to seek enforcement in the courts of one of the countries in which we invest, there can be no assurance that such courts will enforce such judgment. The laws of many nations often lack the sophistication and consistency found in the United States with respect to foreclosure, bankruptcy, corporate reorganization and creditors’ rights.
We are subject to risk of becoming involved in litigation by third parties as a result of our investment activities.
Our investment activities subject us to the risks of becoming involved in litigation by third parties. This risk is somewhat greater where we exercise control of, or significant influence in, a company’s direction. In addition, in the course of providing managerial assistance to certain portfolio companies, certain of our or the Adviser’s officers and directors may serve as directors on the boards of such companies. In connection therewith, we will be required to indemnify the Adviser and its affiliates, and each of their respective members, officers, directors, employees, shareholders, partners, managers, and certain other persons who serve at the request of the Adviser or its affiliates on our behalf for liabilities incurred in connection with our affairs. Such liabilities may be material and have an adverse effect on the returns to the shareholders. The expense of defending against claims by third parties and paying any amounts pursuant to settlements or judgments would, absent certain conduct by the Adviser, be payable from our assets. The Adviser may, but will not be required to, purchase insurance for the Fund, the Adviser and their affiliates, employees, agents and representatives. Additionally, the Investment Advisory Agreement, to the extent permitted by law, will limit the circumstances under which the Adviser can be held liable to the Fund and our shareholders. As a result, our shareholders may have a more limited right of action in certain cases than they would in the absence of this provision.

We may be subject to potential allegations of lender liability.
In recent years, a number of judicial decisions in the United States have upheld the right of borrowers to sue lending institutions on the basis of various evolving legal theories (collectively termed “lender liability”). Generally, lender liability is founded upon the premise that an institutional lender has violated a duty (whether implied or contractual) of good faith and fair dealing owed to the borrower or has assumed a degree of control over the borrower resulting in the creation of a fiduciary duty owed to the borrower or its other creditors. We may be subject to potential allegations of lender liability. In addition, courts have in some cases applied the doctrine of equitable subordination to subordinate the claim of a lending institution against a borrower to claims of other creditors of the borrower when the lending institution is found to have engaged in unfair, inequitable or fraudulent conduct. Such claims may be brought even if we acquired the loan on a secondary basis.
The exercise of control of, or significant influence over, a portfolio company may impose additional risks of liability.
In certain circumstances, including if we invest in a different part of the capital structure as Other Oaktree Funds, our holdings may be aggregated with those of such Other Oaktree Funds, which collectively may be deemed to give these funds and accounts controlling interests in or the ability to significantly influence a portfolio company. The exercise of control of, or significant influence over, a portfolio company may impose additional risks of liability for environmental damage, product defects, failure to supervise management, violation of governmental regulations (including securities laws) or other types of liability in which the limited liability generally characteristic of business ownership may be ignored. In addition, a greater level of involvement by Oaktree in a portfolio company may subject the Fund to a greater risk of litigation by third parties. If these liabilities were to arise, we might suffer a significant loss. We will be required to indemnify the Adviser and others in connection with such litigation, as well as other matters arising as a result of the management of the Fund, subject to certain conditions.
We are subject to contingent liabilities on disposition of our investments.
In connection with the disposition of an investment in a portfolio company, we may be required to make representations about the business and financial affairs of such company typical of those made in connection with the sale of any business. We also may be required to indemnify the purchasers of such investment with respect to certain matters, including the accuracy of such representations. These arrangements may result in contingent liabilities for which the Adviser may establish reserves or escrows.
We may invest in subordinated loans.
Our portfolio companies may have, or may be permitted to incur, other debt that ranks equally with, or senior to, the debt in which we invest. By their terms, such debt instruments may entitle the holders to receive payments of interest or principal on or before the dates on which we are entitled to receive payments with respect to the debt instruments in which we invest. Also, in the event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company, holders of debt instruments ranking senior to our investment in that portfolio company would typically be entitled to receive payment in full before we receive any distribution. After repaying such senior creditors, such portfolio company may not have any remaining assets to use for repaying its obligation to the Fund. In the case of debt ranking equally with debt instruments in which we invest, we would have to share on an equal basis any distributions with other creditors holding such debt in the event of an insolvency, liquidation, dissolution, reorganization or bankruptcy of the relevant portfolio company.
We may invest in loans that have limited amortization requirements.
We may invest directly in senior secured loans, including at initial issuance, which would typically have limited mandatory amortization and interim repayment requirements. A low level of amortization of any directly originated senior secured loans over the life of such senior secured loans may increase the risk that an issuer will not be able to repay or refinance the senior secured loans held by us when it comes due at its final stated maturity.
We may have a limited ability to protect our investment in portfolio companies as a result of making non-controlling
investments.
We are not expected to make investments that result in control of, or significant influence over, a company. As a result, we may have a more limited ability to protect our investment in portfolio companies than if we held a controlling interest or position of significant influence.
We are exposed to risks associated with OID and PIK interest income.
Our investments may include original issue discount (“OID”) and contractual payment-in-kind
(“PIK”) interest, which typically represents contractual interest added to a loan balance and due at the end of such loan’s term. To the extent OID or PIK interest constitute a portion of our income, we are exposed to typical risks associated with such income being required to be included in taxable and accounting income prior to receipt of cash, including the following:

•	OID and PIK instruments may have higher yields, which reflect the payment deferral and credit risk associated with these instruments;

•	OID and PIK accruals may create uncertainty about the source of our distributions to shareholders;

•
OID and PIK instruments may have unreliable valuations because their continuing accruals require continuing judgments about the collectability of the deferred payments and the value of the collateral; and

•	OID and PIK instruments may represent a higher credit risk than coupon loans.
The illiquid nature of certain of our investments may make it difficult for us to sell these investments when desired.
We may invest in companies whose securities are not publicly traded, and whose securities are subject to legal and other restrictions on resale or are otherwise less liquid than publicly traded securities. In fact, all of our assets may be invested in illiquid securities. The illiquidity of these investments may make it difficult for us to sell these investments when desired. In addition, if we are required to liquidate all or a portion of our portfolio quickly, we may realize significantly less than the value at which we had previously recorded these investments and suffer losses. Our investments may be subject to contractual or legal restrictions on resale or may otherwise be illiquid because there is usually no established trading market for such investments. In addition, we may face restrictions on our ability to liquidate investments if the Adviser or any of its affiliates have material non-public
information regarding the portfolio company.
We may utilize different investment techniques not described in this Prospectus.
We may employ investment techniques and invest in other instruments that the Adviser believes will help achieve our investment objective, whether or not such investment techniques or instruments are specifically described herein. Consistent with our investment objective, we may invest in financial instruments of any and all types, which exist now or are hereafter created. Such investments may entail risks not described herein, any of which may adversely affect us.
We may be subject to risks associated with currency exchange transactions.
The Adviser anticipates that a portion of our investments could be made in countries other than the United States and, consequently, we expect to make certain investments denominated in currencies other than the U.S. dollar.

Changes in the rates of exchange between the U.S. dollar and other currencies will have an effect, which could be adverse, on our performance, amounts available for distribution and the value of investments we distribute. Additionally, a particular
non-U.S.
country may impose exchange controls, devalue its currency or take other measures relating to its currency which could adversely affect the Fund. Finally, we incur costs in connection with conversions between various currencies.
We are not obligated to hedge currency risks. Even if the Adviser does so, the Adviser may not be able to put a hedge in place on commercially reasonable terms given the credit terms offered by our counterparties or the volatility of the currency. There can be no guarantee that instruments suitable for hedging market shifts will be available at the time when we wish to use them, or that any hedge would reduce applicable risks. More specifically, if we hedge currency risk, it does not expect that the full risk of currency fluctuations can be eliminated due to the complexity of the investment characteristics of our investment portfolio and limitations in the
non-U.S.
currency market. We conduct our
non-U.S.
currency exchange transactions in anticipation of funding investment commitments or receiving proceeds upon dispositions. In addition, to hedge against adverse stock market shifts, we may purchase put and call options on stocks and write covered call options on stocks.
We may invest in collateralized loan obligations and other securitizations and structured products.
We may invest in CLOs and other securitizations, including RMBS and CMBS, which are generally limited recourse obligations of the issuer (“Securitization Vehicles”) payable solely from the underlying assets (“Securitization Assets”) of the issuer or proceeds thereof. Holders of equity or other securities issued by Securitization Vehicles must rely solely on distributions on the Securitization Assets or proceeds thereof for payment in respect thereof. Consequently, we will typically not have any direct rights against the issuer of, or the entity that sold, assets underlying the securitization. Securitization Assets may include, without limitation, broadly-syndicated leverage loans, middle-market bank loans, collateralized debt obligation (CDO) debt tranches, trust preferred securities, insurance surplus notes, asset backed securities, mortgages, real estate investment trusts (REITs), high-yield bonds, mezzanine debt, second-lien leverage loans, credit default swaps and emerging market debt and corporate bonds, which are subject to liquidity, market value, credit, interest rate, reinvestment and certain other risks.
Underlying Default Risks
. To the extent underlying default rates with respect to Securitization Assets occur or otherwise increase, the performance of our investments in Securitization Vehicles will be adversely affected. The rate of defaults and losses on debt instruments will be affected by a number of factors, including global, regional and local economic conditions in the area where the borrower operates, the financial circumstances of the borrower as well as general market conditions. A decline in global markets (or any particular sub-market
thereof) may result in higher delinquencies and/or defaults as borrowers will not be able to repay or refinance their outstanding debt obligations when due for a variety of reasons, which will adversely affect the performance of our investments in Securitization Vehicles.
In addition, investments in Securitization Vehicles may be subject to the risk of bankruptcy of the issuer of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other creditors of the issuer of such asset or nullified under applicable law.
Failure to Satisfy Certain Tests
. The failure by a Securitization Vehicle to satisfy financial covenants, including with respect to adequate collateralization and/or interest coverage tests, could lead to a reduction in its payments to the Fund. In the event that a Securitization Vehicle fails certain tests, holders of senior debt tranches may be entitled to additional payments that would, in turn, reduce the payments we would otherwise be entitled to receive. Separately, we may incur expenses to the extent necessary to seek recovery upon default or to negotiate new terms, which may include the waiver of certain financial covenants, with a defaulting Securitization Vehicle. If any of these events occur, it could materially and adversely affect the return on our investments in such Securitization Vehicles.

Leveraged Credit Risk
. Our investments in securitizations may also be subject to leverage risks. The leveraged nature of Securitization Vehicles, in particular, magnifies the adverse impact of Securitization Asset defaults. Because Securitization Vehicle investments represent a leveraged investment with respect to the underlying Securitization Assets, changes in the market value of Securitization Vehicle investments could be greater than the change in the market value of the underlying Securitization Assets, which are subject to credit, liquidity and interest rate risks.
Liquidity Risk
. Certain debt tranches of Securitization Vehicles may be thinly traded or have a limited trading market and may have the effect of decreasing our liquidity to the extent that we, at a particular point in time, may be unable to find qualified buyers for, and may have difficulty valuing, these securities.
Prepayments and
Re-Investment
Risk.
Our investments in Securitization Vehicles and the Securitization Assets that collateralize them may prepay more quickly than expected and have an impact on the value of our investments in such Securitization Vehicles. Early prepayments give rise to increased re-investment
risk, as we or a Securitization Vehicle collateral manager might realize excess cash from prepayments earlier than expected. If we or a Securitization Vehicle collateral manager is unable to reinvest such cash in a new investment with an expected rate of return at least equal to that of the investment repaid, this may reduce net income and the fair value of that asset.
Investment in Junior Debt Tranches
. We may invest in the equity or junior debt tranches of Securitization Vehicles. Such equity and junior debt tranches will be subordinated to other parties, including more senior debt tranches. The receipt of interest, principal and other distributions in respect of the equity or junior debt tranches of a Securitization Vehicle will be governed by an indenture, which will typically provide that such payments may not be made until obligations with respect to senior debt tranches have been met and/or certain financial tests are satisfied. The indenture may also provide for the deferment of payments to equity holders or junior noteholders without triggering an event of default under the indenture. If an event of default under the indenture were to occur, the senior noteholders may be entitled to determine the remedies to be exercised which may be adverse to the interests of the equity holders and/or junior noteholders, and the senior noteholders may not have any obligation to consider the possible adverse effect on the interests of equity holders or junior noteholders. To the extent that any losses are suffered in the underlying portfolio, such losses will be borne in the first instance by equity holders and junior noteholders. In such circumstances, senior notes will be entitled to repayment in full prior any payment is made in respect of the equity or junior notes.
Reliance on Collateral Managers
. With the exception of investments in Oaktree CLOs (if any), Securitization Assets (including non-Oaktree-managed
Securitization Vehicles) are typically actively managed by a third-party investment manager, and, as a result, the Securitization Assets will be traded, subject to rating agency and other constraints, by such investment manager. With respect to Securitization Vehicles, we expect to rely on Securitization Vehicle collateral managers to administer and review the portfolios of collateral they manage. The actions of the Securitization Vehicle collateral managers may significantly affect the performance of our investments in Securitization Vehicles. The ability of each CLO collateral manager to identify and report on issues affecting its securitization portfolio on a timely basis could also affect our returns, as we may not be provided with information on a timely basis in order to take appropriate measures to manage its risks. We also expect to rely on Securitization Vehicle collateral managers to act in the best interests of the Securitization Vehicle it manages. If any Securitization Vehicle collateral manager were to act in a manner that was not in the best interests of the Securitization Vehicles (i.e., gross negligence, with reckless disregard or in bad faith), this could adversely impact the overall performance of our investments in Securitization Vehicles.
For securitizations with corporate loans, the collateral manager’s role in reinvestment of principal amortization in performing credits and with respect to loans that default, as well as its ability to actively manage the portfolio through trading, will have a significant impact on the value of the underlying collateral and the performance of its securitization. If the collateral manager reinvests proceeds into loans which then default, does not sell loans before such loans default close to the original purchase price or does not effectively contribute to a restructuring process to maximize value of the loan the securitization owns, the collateral manager could materially and adversely impact our investments in Securitization Vehicles.
Failure of Servicers to Effectively Service Loans
. The failure of servicers to effectively service the loans underlying certain of our investments in Securitization Vehicles could materially and adversely affect the Fund. Most securitizations of loans require a servicer to manage collections on each of the underlying loans. Both default frequency and default severity of loans may depend upon the quality of the servicer. If servicers are not vigilant in encouraging borrowers to make their monthly payments, the borrowers may be far less likely to make these payments, which could result in a higher frequency of default. If servicers take longer to liquidate non-performing
assets, loss severities may tend to be higher than originally anticipated. The failure of servicers to effectively service the receivables underlying such assets could negatively impact the value of our investments in Securitization Vehicles and its performance.
Servicer quality is of prime importance in the default performance of certain personal loans. Servicers may go out of business, which would require a transfer of servicing to another servicer. Such transfers take time and loans may become delinquent because of confusion or lack of attention. Servicers may be required to advance interest on delinquent loans to the extent the servicer deems those advances recoverable. In the event the servicer does not advance, interest may be interrupted even on more senior securities. Servicers may also advance more than is in fact recoverable once a defaulted loan is disposed, causing losses to be greater than the outstanding principal balance of that loan.
Structured Products.
We may invest in other structured products. These investments may include debt securities issued by a private investment fund that invests, on a leveraged basis, in bank loans, high-yield debt or other asset groups, as well as certificates issued by a structured investment vehicle that holds pools of CMBS or RMBS. Our investments in structured products will be subject to a number of risks, including risks related to the fact that the structured products will be leveraged. Utilization of leverage is a speculative investment technique and will generally magnify the opportunities for gain and risk of loss borne by an investor in the subordinated debt securities issued by a structured product. Many structured products contain covenants designed to protect the providers of debt financing to such structured products. A failure to satisfy those covenants could result in the untimely liquidation of the structured product and a complete loss of our investment therein. In addition, if the particular structured product is invested in a security in which we are also invested, this would tend to increase our overall exposure to the credit of the issuer of such securities, at least on an absolute, if not on a relative basis. The value of an investment in a structured product will depend on the investment performance of the assets in which the structured product invests and will, therefore, be subject to all of the risks associated with an investment in those assets. These risks include the possibility of a default by, or bankruptcy of, the issuers of such assets or a claim that the pledging of collateral to secure any such asset constituted a fraudulent conveyance or preferential transfer that can be subordinated to the rights of other creditors of the issuer of such asset or nullified under applicable law.
We may make investments in “covenant-lite” loans
.
Although the loans in which we expect to invest will generally have financial maintenance covenants, which are used to proactively address materially adverse changes in a portfolio company’s financial performance, we may invest to a lesser extent in “covenant-lite” loans. We use the term “covenant-lite” to refer generally to loans that do not have financial maintenance covenants. Generally, “covenant-lite” loans provide borrower companies more freedom to negatively impact lenders because their covenants are incurrence-based, which means they are only tested and can only be breached following an affirmative action of the borrower, rather than by a deterioration in the borrower’s financial condition or operating results. Accordingly, to the extent we invest in “covenant-lite” loans, we may have fewer rights against a borrower and may have a greater risk of loss on such investments as compared to investments in or exposure to loans with financial maintenance covenants.

Our investments in
non-U.S.
companies may involve significant risks in addition to the risks inherent in U.S. investments.
Our investment strategy contemplates potential investments in securities of
non-U.S.
companies to the extent permissible under the Investment Company Act. Investing in
non-U.S.
companies may expose us to additional risks not typically associated with investing in U.S. companies. These risks include changes in exchange control regulations, political and social instability, expropriation, imposition of
non-U.S.
taxes (potentially at confiscatory levels), less liquid markets, less available information than is generally the case in the United States, higher transaction costs, less government supervision of exchanges, brokers and issuers, less developed bankruptcy laws, difficulty in enforcing contractual obligations, lack of uniform accounting and auditing standards and greater price volatility.
Although most of our investments are denominated in U.S. dollars, our investments that are denominated in a
non-U.S.
currency will be subject to the risk that the value of a particular currency will change in relation to the U.S. dollar. Among the factors that may affect currency values are trade balances, the level of short-term interest rates, differences in relative values of similar assets in different currencies, long-term opportunities for investment and capital appreciation and political developments.
We may invest in transactions on an expedited basis.
Investment analyses and decisions by Oaktree may frequently be required to be undertaken on an expedited basis to take advantage of investment opportunities. In such cases, the information available to Oaktree at the time of making an investment decision may be limited, and Oaktree may not have access to detailed information regarding the underlying asset. Therefore, no assurance can be given that Oaktree will have knowledge of all circumstances that may adversely affect certain proposed investments. In addition, Oaktree expects to rely upon certain independent consultants in connection with its evaluation of proposed investments. No assurance can be given as to the accuracy or completeness of the information provided by such independent consultants, and we may incur liability as a result of such consultants’ actions.

Risks Related to an Investment in the Fund and the Common Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to an Investment in the Fund and the Common Shares
We are a relatively new company and have a limited operating history.
Although the Adviser utilizes experienced professionals who have successfully pursued an investment strategy substantially similar to ours, we are a relatively newly initiated enterprise with a limited operating history upon which to evaluate our likely performance. The past performance of any other businesses or companies that have or have had an investment objective which is similar to, or different from, our investment objective are not indicative of our future performance and provides no assurance of our future results.
We have a different investment portfolio from other businesses or companies. Accordingly, our results may differ from and are independent of the results obtained by such businesses or companies. No assurance can be given that we will be successful in obtaining suitable investments or that our investment objective will be achieved. There can be no assurance that any shareholder will receive any proceeds from the Fund. We are subject to different investment limitations than certain of the Other Oaktree Funds and, accordingly, may have a materially different portfolio than such Other Oaktree Funds. In addition, the fees and expenses we pay may be different from, and may be higher than, those applicable to the Other Oaktree Funds. There can be no assurance that we will be able to (a) successfully identify, make and realize upon any particular investment or (b) achieve desired spreads and yields to maturity (or that such performance will be commensurate with the risks associated with an investment in the Fund). Actual realized returns will depend on, among other factors, future operating results, pace of deployment, refinancings, whether such interests are held to maturity, value of the underlying assets, foreclosures, market conditions, legal and contractual restrictions, any related transaction costs, and the timing and manner of sale, all of which may differ from the circumstances on which the valuations used in the prior performance data contained herein are based. Accordingly, an investment should only be considered by persons that can afford a loss of their entire investment. Shareholders must rely on the Fund and the Adviser to implement investment policies, to evaluate all investment opportunities and to structure the terms of investments rather than evaluating investments in advance.
We are subject to all of the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective and that the value of shareholders’ investments could decline substantially or that shareholders’ investments could become worthless. We anticipate, based on the amount of proceeds raised in this offering and any subsequent offerings that it could take some time to invest substantially all of the capital we expect to raise due to market conditions generally and the time necessary to identify, evaluate, structure, negotiate and close suitable investments. In order to comply with the RIC diversification requirements during the startup period, we may invest proceeds in temporary investments, such as cash, cash equivalents, U.S. government securities and other high-quality debt investments that mature in one year or less from the time of investment, which we expect will earn yields substantially lower than the interest, dividend or other income that we seek to receive in respect of suitable portfolio investments. We may not be able to pay any significant distributions during this period, and any such distributions may be substantially lower than the distributions it expects to pay when our portfolio is fully invested. We will pay the management fee to the Adviser throughout this interim period irrespective of performance. If the management fee and other expenses exceed the return on the temporary investments, our equity capital will be eroded.
An investment in the Fund is not suitable for all investors.
An investment in the Fund is not suitable for all investors. An investment is suitable only for sophisticated investors, and an investor must have the financial ability to understand and willingness to accept the extent of its exposure to the risks and lack of liquidity inherent in an investment in the Fund. Investors should consult their professional advisers to assist them in making their own legal, tax, accounting and financial evaluation of the merits and risks of investment in the Fund in light of their own circumstances and financial condition. An investment in the Fund requires a long-term commitment, and there can be no assurance that our investment objective will be achieved or that there will be any return of capital. Therefore, investors should only invest in the Fund if they can withstand a total loss of their investment.
Additionally, if investing through a self-directed individual retirement account (“IRA”), investors should consider the unique risks and additional considerations applicable to investments made through self-directed IRAs. In particular, such an investor should consider whether the investment is in accordance with the documents and instruments governing the IRA, whether there is sufficient liquidity in the IRA should the IRA’s beneficiary need to take a mandatory distribution, and whether the investment could give rise to a non-exempt
prohibited transaction under applicable law, which generally includes certain specified transactions between an IRA and a “disqualified person” within the meaning of Section 4975 of the Code. There can be no assurance that the Fund will not be a “disqualified person” with respect to any particular IRA, or that an exemption would be available for any prohibited transaction.
Our investment portfolio may not be diversified across companies, industries, types of securities or geographic regions.
Except to the extent required as a BDC (see “Regulation”) or RIC (see “Certain U.S. Federal Income Tax Considerations”), the Adviser is not under any other obligation to diversify our investments, whether by reference to the amount invested or the industries or geographical areas in which portfolio companies operate. The Adviser may allocate capital among investments as it determines in its sole discretion, subject to the goal of maximizing our returns, and shareholders will have no assurances with respect to the diversification or geographic concentration of the investment program. This lack of diversification will expose us to losses disproportionate to market declines in general if there are disproportionately greater adverse price movements in the particular investments, and our investment portfolio may be subject to more rapid changes in value than would be the case if we were required to maintain a wide diversification among companies, industries and types of securities. To the extent we hold investments concentrated in a particular issuer, security, asset class, industry or geographic region, we will be more susceptible than a more widely diversified investment partnership to the negative consequences of a single corporate, economic, political or regulatory event. Unfavorable performance by any number of investments could substantially adversely affect the aggregate returns realized by shareholders.
Our Board of Trustees has broad discretionary power with respect to our investment objective, policies and strategies.
Our Board of Trustees has the authority to modify or waive our current investment objective, operating policies and strategies without prior notice and without shareholder approval. We cannot predict the effect any changes to our current investment objective, operating policies and strategies would have on our business, NAV and operating results. However, the effects might be adverse, which could negatively impact our ability to pay distributions and cause shareholders to lose part or all of their investment.
Our Board of Trustees may amend our Declaration of Trust without prior shareholder approval.
Our Board of Trustees may, without shareholder vote, subject to certain exceptions, amend or otherwise supplement the Declaration of Trust by making an amendment, a Declaration of Trust supplemental thereto or an amended and restated Declaration of Trust, including without limitation to classify the Board of Trustees, to impose advance notice bylaw provisions for Trustee nominations or for shareholder proposals, to require super- majority approval of transactions with significant shareholders or other provisions that may be characterized as anti-takeover in nature.
The market for the Fund’s target investments is highly competitive.
Purchasers of the Common Shares will be dependent upon the judgment and ability of the Adviser and its affiliates in sourcing transactions and investing and managing our capital.
No assurance can be given that the Adviser will be able to identify and obtain a sufficient number of investment opportunities to invest the full amount of our capital, including any leverage, or that our investment objective will be achieved. Even if sufficient investment opportunities are identified, they may be allocated first to Other Oaktree Funds. See “—
Risks Related to the Adviser and its Affiliates; Conflicts of Interest.
” The activity of identifying and completing investments is highly competitive and involves a high degree of uncertainty and risk. We compete for investments with various other investors, such as other public and private funds, commercial and investment banks, commercial finance companies and, to the extent they provide an alternative form of financing, private equity funds, some of which may be our affiliates. Other funds may have investment objectives that overlap with ours, which may create competition for investment opportunities. Many competitors are substantially larger and have considerably greater financial, technical and marketing resources than we do. Some competitors may have a lower cost of funds and access to funding sources that are not available to us, and may have higher risk tolerances or different risk assessments, which could allow them to consider a wider variety of investments and establish more relationships. Furthermore, many competitors are not subject to the regulatory restrictions that the Investment Company Act and the Code impose on us. The competitive pressures could impair our business, financial condition and results of operations. As a result of this competition, we may not be able to take advantage of attractive investment opportunities.
To the extent that we encounter competition for investments, returns to our shareholders may decrease, including as a result of higher pricing, foregoing opportunities or negotiating fewer transactional protections in order to remain competitive. Additionally, we may incur bid, due diligence, negotiating, consulting or other costs on investments that may not be successful. There can be no assurance that we will be able to identify, complete and exit investments which satisfy our investment objective, or realize upon their values, or that we will be able to invest fully our capital.

We rely on portfolio company management teams to operate their businesses successfully.
We generally invest in healthy companies with proven operating management in place; however, there can be no assurance that such management will continue to operate successfully. Although the Adviser monitors the performance of each investment and may make recommendations, we rely upon management to operate the portfolio companies on a day-to-day
basis and, if applicable, equity sponsors who control the boards of directors of the portfolio companies to select qualified management for such companies. In addition, certain of our investments may be in businesses with limited operating histories.
We bear costs associated with due diligence of our potential investments, and such due diligence may not identify all risks associated with investments we make.
Before we make an investment, the Adviser conducts such due diligence as it deems reasonable and appropriate based on the facts and circumstances applicable to the investment. Due diligence may entail marketing studies, business plan development, evaluation of important and complex business, financial, tax, accounting, and legal issues as well as background investigations of individuals. Outside professionals, consultants, legal advisors, accountants, investment banks and other third parties may be involved in the due diligence process to varying degrees depending on the type of investment. The involvement of such third parties may present a number of risks primarily relating to reduced control of the functions that are outsourced and may entail significant third-party expenses, which are generally borne by the Fund. In addition, if the Adviser is unable to timely engage third-party providers, its ability to evaluate and acquire more complex assets could be adversely affected. Due diligence investigations with respect to any investment opportunity may not reveal or highlight all relevant facts that may be necessary or helpful in evaluating the investment opportunity. Moreover, there can be no assurance that attempts to identify risks associated with an investment will achieve their desired effect. Potential investors should regard an investment in the Fund as being speculative and having a high degree of risk.
In the event of fraud, any material misrepresentation or omission or any professional negligence by any seller or originator of assets or such seller’s or originator’s representatives, or by any other party, we may suffer a material loss of capital and the value of our investments may be adversely impacted. We will rely upon the accuracy and completeness of representations made by various persons in the due diligence process and cannot guarantee such accuracy or completeness.
We bear costs and risks associated with the hiring of third-party service providers.
Certain of our and the Adviser’s operations may interface with and/or depend on third-party service providers, and we or the Adviser may not be in a position to verify the risks or reliability of such third parties. We may suffer adverse consequences from actions, errors or failure to act by such third parties, and will have obligations, including indemnity obligations, and limited recourse against them. The costs, fees and expenses associated with the provision of such services by third-party service providers are generally borne by the Fund instead of the Adviser, thereby increasing the expenses borne by the shareholders.
The Adviser may utilize financial projections to evaluate investments, and such projections are inherently uncertain and may be inaccurate.
We may rely upon projections developed by the Adviser or a third party concerning an investment’s future performance and cash flow, including when deciding that the possibility of actual adversity in connection with an investment in a different part of the capital structure of the portfolio company is remote. Projections are inherently subject to uncertainty and factors beyond the control of the Adviser and the portfolio company. In all cases, projections are only estimates of future results that are based upon assumptions made at the time that the projections are developed. Different assumptions may produce different results. The inaccuracy of certain assumptions, the failure to satisfy certain financial requirements and the occurrence of other unforeseen events could impair the ability of a portfolio company to realize projected values and cash flow and could trigger the need for us to remain passive in the event of a restructuring. In addition, prospective investors should note that projected performance is not indicative of future results, and there can be no assurance that the projected results or expected returns will be achieved or that we will be able to effectively implement our investment objective.
In addition, the Adviser may determine the suitability of investments based in part on the basis of financial projections for portfolio issuers. Events or conditions, including changes in general market conditions, which may not have been anticipated or which are otherwise not foreseeable, may occur and have a significant impact on the actual rate of return received with respect to our investments.
Our success depends in part on the Adviser’s ability to effect operating improvements at portfolio companies.
In some cases, the success of our investment strategy depends, in part, on the ability of the Adviser to provide institutional management experience and financial insights to portfolio company management, and to restructure and effect improvements in the operations of a portfolio company. The activity of identifying and implementing restructuring programs (and operating improvements at portfolio companies) entails a high degree of uncertainty. There can be no assurance that the Adviser will be able to successfully identify and implement such restructuring programs and improvements or that such insights and experience will be utilized and implemented by portfolio companies and, even if implemented, that they will result in operating improvements.
Our inability to deploy capital quickly to capitalize on potential investment opportunities could adversely affect the overall returns of the Fund.
In light of the need to be able to deploy capital quickly to capitalize on potential investment opportunities or to establish reserves for anticipated debts, liabilities or obligations, including liquidity needs, we may hold cash in money market investments pending deployment into other investments, the amount of which may at times be significant. While the duration of any such holding period is expected to be relatively short, in the event we are unable to find suitable investments, such money market investments may be held for longer periods, which would dilute overall investment returns. It is not anticipated that the temporary investment of such cash into money market investments will generate significant interest, and shareholders should understand that such low interest payments on the temporarily invested cash may adversely affect the overall returns of the Fund.
Our ability to make
follow-on
investments may substantially impact the success of our investments.
We may be called upon to provide
follow-on
funding for our investments or have the opportunity to increase our investment in such investments. There can be no assurance that we will wish to make follow-on
investments or that we will have sufficient funds to do so. Any decision not to make follow-on
investments or our inability to make them may have a substantial negative impact on an investment in need of such an investment or may diminish our ability to influence such investment’s future development. There can be no assurance that the Adviser will be able to predict accurately how much capital may need to be reserved for participation in follow-on
investments. If more capital is reserved than is necessary, then we may receive a lower allocation of other investment opportunities. If less capital is reserved than is necessary, then we may not be able to fully protect or enhance its existing investment. If we do not have sufficient capital to participate in all (or a portion) of a follow-on
investment opportunity, an Other Oaktree Fund may participate in such follow-on
opportunity in lieu of or alongside the Fund in accordance with the Investment Allocation Considerations described in “Investment Objective and Strategies—Allocation of Investment Opportunities.”
An investment in our Common Shares has limited liquidity.
Our Common Shares constitute illiquid investments for which there is not, and will likely not be, a secondary market at any time prior to a public offering and listing of our Common Shares on a national securities exchange. There can be no guarantee that we will conduct a public offering and list our shares on a national securities exchange. An investment in the Fund is suitable only for sophisticated investors and requires the financial ability and willingness to accept the high risks and lack of liquidity inherent in such investment. Except in limited circumstances for legal or regulatory purposes, shareholders are not entitled to redeem their shares. Shareholders must be prepared to bear the economic risk of an investment in our Common Shares for an extended period of time.
We may not pay distributions to our shareholders.
We pay, and intend to continue to pay, distributions to shareholders out of assets legally available for distribution. We cannot assure shareholders that we will achieve investment results that will allow the Fund to sustain a specified level of cash distributions or periodic increases in cash distributions. In addition, the inability to satisfy the asset coverage test applicable to us as a BDC can limit our ability to pay distributions. All distributions will be paid at the discretion of our Board of Trustees and will depend on our earnings, financial condition, maintenance of ability to be subject to tax as a RIC, compliance with applicable BDC regulations and such other factors as the Board of Trustees may deem relevant from time to time. There can be no assurance that we will continue to pay distributions to shareholders.
Although we have implemented a share repurchase program, we have discretion to not repurchase your shares and to amend or suspend the program.
Our Board of Trustees may amend or suspend the share repurchase program at any time in its discretion. Shareholders may not be able to sell your shares at all in the event our Board of Trustees amends or suspends the share repurchase program, absent a liquidity event, and we currently do not intend to undertake a liquidity event, and we are not obligated by our Declaration of Trust or otherwise to effect a liquidity event at any time. We will notify shareholders of such developments in our quarterly reports or other filings. If less than the full amount of Common Shares requested to be repurchased in any given repurchase offer are repurchased, funds will be allocated pro rata based on the total number of Common Shares being repurchased without regard to class. The share repurchase program has many limitations and should not be relied upon as a method to sell shares promptly or at a desired price.
The timing of our repurchase offers pursuant to our share repurchase program may be at a time that is disadvantageous to our shareholders.
In the event a shareholder chooses to participate in our share repurchase program, the shareholder will be required to provide us with notice of intent to participate prior to knowing what the NAV per share of the class of shares being repurchased will be on the Repurchase Date. Although a shareholder will have the ability to withdraw a repurchase request prior to the Repurchase Date, to the extent a shareholder seeks to sell shares to us as part of our periodic share repurchase program, the shareholder will be required to do so without knowledge of what the repurchase price of our shares will be on the Repurchase Date.
Shareholders may experience dilution.
Holders of our Common Shares will not have preemptive rights to any shares we issue in the future. Our Declaration of Trust allows us to issue an unlimited number of Common Shares. After you purchase Common Shares in this offering, our Board of Trustees may elect, without shareholder approval, to: (1) sell additional shares in this or future public offerings; (2) issue Common Shares or interests in any of our subsidiaries in private offerings; (3) issue Common Shares upon the exercise of the options we may grant to our independent trustees or future employees; or (4) subject to applicable law, issue Common Shares in payment of an outstanding obligation to pay fees for services rendered to us. To the extent we issue additional Common Shares after you purchase in this offering, your percentage ownership interest in us will be diluted. Because of these and other reasons, our shareholders may experience substantial dilution in their percentage ownership of our shares or their interests in the underlying assets held by our subsidiaries.

All distributions declared in cash payable to shareholders that are participants in our distribution reinvestment plan will generally be automatically reinvested in our Common Shares. As a result, shareholders that do not participate in our distribution reinvestment plan may experience dilution over time.
We make
co-investments
with third parties.
We
co-invest
with third parties through funds, joint ventures or other entities. Such investments involve risks not present in investments where a third party is not involved, including the possibility that a co-venturer
or partner of the Fund may at any time have other business interests and investments other than the joint venture with the Fund, or may have economic or business goals different from those of the Fund. In addition, we may be liable for actions of our co-venturers
or partners. Our ability to exercise control or significant influence over management in these cooperative efforts will depend upon the nature of the joint venture arrangement, and certain joint venture arrangements may pose risks of impasse if no single party controls the joint venture. In addition, such arrangements are likely to involve restrictions on the resale of our interest in the company. Even if the nature of the joint venture arrangement permits us acquire the assets of the joint venture from our co-venturers
or partners, we may not have the resources to do so.
Investments in
non-U.S.
entities pose special risks and considerations.
We may invest in the securities or obligations of
non-U.S.
entities. Certain
non-U.S.
investments involve risks and special considerations not typically associated with U.S. investments. Such risks include (a) the risk of nationalization or expropriation of assets or confiscatory taxation, (b) social, economic and political uncertainty, including war, and revolution, (c) dependence on exports and the corresponding importance of international trade, (d) differences between U.S. and
non-U.S.
markets, including price fluctuations, market volatility, less liquidity and smaller capitalization of securities markets, (e) currency exchange rate fluctuations, (f) rates of inflation, (g) controls on, and changes in controls on,
non-U.S.
investment and limitations on repatriation of invested capital and on our ability to exchange local currencies for U.S. dollars, (h) governmental involvement in and control over the economies, (i) governmental decisions to discontinue support of economic reform programs generally and impose centrally planned economies, (j) differences in auditing and financial reporting standards that may result in the unavailability of material information about issuers, (k) less extensive regulation of the securities markets, (l) longer settlement periods for securities transactions, (m) less developed corporate laws regarding fiduciary duties and the protection of investors, (n) less reliable judicial systems to enforce contracts and applicable law, (o) certain considerations regarding the maintenance of our portfolio securities and cash with
non-U.S.
sub-custodians
and securities depositories, (p) the possible imposition of
non-U.S.
taxes on income and gains recognized, or gross proceeds received, with respect to such
non-U.S.
investments, (q) restrictions and prohibitions on ownership of property by
non-U.S.
entities and changes in laws relating thereto, (r) additional transactional costs and administrative burdens as a result of local legal requirements and (s) crime, corruption, terrorism, political unrest and war. We may be adversely affected by the foregoing events, or by future adverse developments in global or regional economic conditions or in the financial or credit markets.
There may be restrictions which limit or preclude our investments in
non-U.S.
entities, and we may face difficulty repatriating investment proceeds from
non-U.S.
investments.
Non-U.S.
investment in the securities of issuers in certain nations is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude
non-U.S.
investment in issuers in such nations and increase the costs and expenses of the Fund. Certain countries may restrict investment opportunities in issuers or industries deemed important to national interests. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by
non-U.S.
investors. In addition, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on, or altogether change its restrictions on,
non-U.S.
capital remittances abroad. In response to sovereign debt or currency crises, for example, certain governments have enacted legislation that imposes restrictions on the inflow and outflow of
non-U.S.
currency into and from such country. These

restrictions may adversely affect our ability to source investments or to repatriate investment proceeds. Repatriation of capital was particularly a problem during the sovereign debt and currency crises of the 1990s and continues to be a problem today in certain countries. Even where capital controls do not prohibit remittances abroad, the repatriation of proceeds from investment dispositions may require the procurement of a substantial number of regulatory consents, certificates and approvals, including licenses for the Fund and clearance certificates from tax or monetary authorities. Obtaining such approvals or licenses may be difficult, expensive and time consuming and may depend on political or other factors outside our control. Finally, repatriation of income from and investments in entities that are organized or domiciled in
non-U.S.
countries may be affected adversely by local withholding and other
non-U.S.
tax requirements. The foregoing requirements and restrictions may adversely affect our ability to source investments or to repatriate investment proceeds, and there can be no assurance that we will be permitted to repatriate capital or profits, if any, from the
non-U.S.
jurisdictions in which it invests.
Deficiencies in our internal control over financial reporting could prevent us from accurately and timely reporting our financial results.
We may identify deficiencies in our internal control over financial reporting in the future, including significant deficiencies and material weaknesses. A “significant deficiency” is a deficiency or a combination of deficiencies in internal control over financial reporting that is less severe than a material weakness, yet important enough to merit attention by those responsible for oversight of a company’s financial reporting. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of a company’s annual or interim financial statements will not be prevented or detected on a timely basis. A deficiency in internal control exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis.
Failure to identify deficiencies in our internal control over financial reporting in a timely manner or to remediate any deficiencies, or the identification of material weaknesses or significant deficiencies in the future could prevent us from accurately and timely reporting our financial results.
The process of valuing our portfolio is subject to inherent uncertainties and judgments, which could impact how our NAV is calculated.
Valuations of our portfolio, which affect the amount of the management fee and incentive fee and our performance results, may involve uncertainties and judgmental determinations. Further, the methodology for the calculation of the management fee and incentive fee creates a potential conflict of interest for the Adviser in determining valuations. As a BDC, we are required to account for our investments at market value or, if no market value is ascertainable, at fair value as determined in good faith by the Board of Trustees or its designee. Typically, there is not a public market for the securities of the privately held companies in which we invest. As a result, we value these securities quarterly at fair value as determined in good faith by the Board of Trustees or its designee. Our Board of Trustees has designated the Adviser as the valuation designee pursuant to Rule
2a-5
under the Investment Company Act. The fair value of such securities may change, potentially materially, between the date of the fair value determination and the release of the financial results for the corresponding period or the next date at which fair value is determined.
The process of valuing securities for which reliable market quotations are not available is based on inherent uncertainties, and the resulting values may differ from values that would have been determined had a ready market existed for such securities and may differ from the prices at which such securities may ultimately be sold. Further, third-party pricing information may at times not be available regarding certain of our securities, derivatives and other assets. Certain factors that may be considered in determining the fair value of our investments include the nature and realizable value of any collateral, the portfolio company’s earnings and its ability to make payments on its indebtedness, the markets in which the portfolio company does business, comparison to comparable publicly traded companies, discounted cash flow and other relevant factors. Because such valuations, and particularly valuations of private securities and private companies, are inherently uncertain, may fluctuate over short periods of time and may be based on estimates, our or the Adviser’s determinations of fair value may differ materially from the values that would have been used if a ready market for these securities existed. In addition, any investments that include OID or PIK interest may have unreliable valuations because their continuing accruals require ongoing judgments about the collectability of their deferred payments and the value of their underlying collateral. Due to these uncertainties, fair value determinations may cause the NAV on a given date to materially understate or overstate the value that the Fund ultimately realizes upon the sale of one or more investments.
A disruption in the secondary markets for our investments may limit the ability of the Adviser to obtain accurate market quotations for purposes of valuing our investments and calculating our NAV. In addition, material events occurring after the close of a principal market upon which a portion of the securities or other assets of the Fund are traded may require the Adviser to make a determination of the effect of a material event on the value of the securities or other assets traded on the market for purposes of determining the fair value of our investments on a valuation date. If the valuation of our securities in accordance with the Adviser’s valuation policy should prove to be incorrect, the fair value of our investments could be adversely affected. Absent bad faith or manifest error, valuation determinations in accordance with the Adviser’s valuation policy will be conclusive and binding. Furthermore, these values will be used to determine our NAV. To the extent these investments are undervalued or overvalued, the Common Shares of existing shareholders or newly admitted shareholders could be adversely affected.

Risks Related to the Adviser and its Affiliates; Conflicts of Interest [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risks Related to the Adviser and its Affiliates; Conflicts of Interest
Our ability to achieve our investment objective depends on our Adviser’s ability to support our investment process; if our Adviser were to lose key personnel or they were to resign, our ability to achieve our investment objective could be significantly harmed.
We depend on the investment expertise, skill and network of business contacts of the senior personnel of our Adviser. Our Adviser evaluates, negotiates, structures, executes, monitors and services our investments. Key personnel of our Adviser have departed in the past and current key personnel could depart at any time. Our Adviser’s capabilities in structuring the investment process, providing competent, attentive and efficient services to us, and facilitating access to financing on acceptable terms depend on the employment of Investment Professionals in adequate number and of adequate sophistication to match the corresponding flow of transactions. The departure of key personnel or of a significant number of the Investment Professionals or partners of our Adviser could have a material adverse effect on our ability to achieve our investment objective. Our Adviser may need to hire, train, supervise and manage new Investment Professionals to participate in our investment selection and monitoring process and may not be able to find Investment Professionals in a timely manner or at all.
In addition, our Adviser may resign on 60 days’ notice. If we are unable to quickly find a new investment adviser or hire internal management with similar expertise and ability to provide the same or equivalent services on acceptable terms, our operations are likely to experience a disruption and our ability to achieve our investment objective and pay distributions would likely be materially and adversely affected.
Our business model depends to a significant extent upon strong referral relationships, and the inability of the personnel associated with our Adviser to maintain or develop these relationships, or the failure of these relationships to generate investment opportunities, could adversely affect our business.
We expect that personnel associated with our Adviser will maintain and develop their relationships with intermediaries, banks and other sources, and we will rely to a significant extent upon these relationships to provide us with potential investment opportunities. If these individuals fail to maintain their existing relationships or develop new relationships with other sources of investment opportunities, we may not be able to grow or maintain our investment portfolio. In addition, individuals with whom the personnel associated with our Adviser have relationships are not obligated to provide us with investment opportunities, and, therefore, there is no assurance that such relationships will generate investment opportunities for us. The failure of the personnel associated with our Adviser to maintain existing relationships, grow new relationships, or for those relationships to generate investment opportunities could have an adverse effect on our business, financial condition and results of operations.
The Adviser may be incentivized to make investments that are risky or speculative in order to enhance our performance.
The fact that the incentive fee is based on our performance may create an incentive for the Adviser to make investments on our behalf that are riskier or more speculative than would be the case in the absence of the incentive fee. The way in which the incentive fee is determined may encourage the Adviser to use leverage to increase the return on our investments. Under certain circumstances, the use of leverage may increase our likelihood of default, which would disfavor shareholders, and could result in higher investment losses, particularly during economic downturns.
In addition, the portion of the incentive fee based on
Pre-Incentive
Fee Net Investment Income and payable to the Adviser will be computed and paid on income that may include interest income that has been accrued but not yet received in cash, such as OID interest, debt instruments with PIK interest and zero coupon securities and obligations. As a result, for any calendar quarter, the incentive fee attributable to
Pre-Incentive
Fee Net Investment Income that is paid to the Adviser may be calculated on the basis of an amount that is greater than the amount of net investment income actually received by the Fund for such calendar quarter. This fee structure may be considered to involve a conflict of interest for the Adviser to the extent that it may encourage the Adviser to favor debt financings that provide for deferred interest, rather than current cash payments of interest. The Adviser may have an incentive for the Fund to invest in deferred interest securities or obligations in circumstances where it would not have done so but for the opportunity to continue to earn the Investment Income incentive fee even when the issuers of the deferred interest securities or obligations would not be able to make actual cash payments on such securities and obligations. Moreover, certain of the types of investments within our investment objective, such as PIK “toggle” debt, may result in a PIK election, which may have the simultaneous effect of increasing the assets under management, thereby increasing the management fee and increasing investment income, thus increasing the incentive fee.
This risk could be increased because the Adviser is not obligated to reimburse the Fund for any distributions of incentive fees previously received even if the Fund subsequently incurs losses or never receives, in cash, the deferred income that was previously accrued. Thus, while the shareholders will share in both the risks and rewards of investing in such instruments, the Adviser will not share in such risks.
In the event that losses are allocated to the Fund for a given annual period, the Adviser is not required to reduce the incentive fee credited for prior annual periods. Shareholders should also be aware that a rise in the general level of interest rates can generally be expected to lead to higher interest rates applicable to our debt investments. Accordingly, an increase in interest rates would make it easier for the hurdle rate to be met or exceeded and may result in a substantial increase of the amount of incentive fee payable to the Adviser with respect to the Investment Income incentive fee without a corresponding increase in performance relative to the market as a whole.
No index will be used as a comparative measure of investment performance as a basis for calculating the incentive fee.
We have and may in the future be required to pay the Adviser the incentive fee for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter.
The Adviser will be entitled to the incentive fee for each fiscal quarter in an amount equal to a percentage of the excess of
Pre-Incentive
Fee Net Investment Income for that quarter above a threshold return for that quarter. For these purposes, the
Pre-Incentive
Fee Net Investment Income excludes realized capital gains, realized capital losses, unrealized capital appreciation and unrealized capital depreciation that we may incur in the fiscal quarter, even if such capital losses result in a net loss for the Fund for that quarter. Thus, we have and may in the future be required to pay the Adviser the incentive fee for a fiscal quarter even if there is a decline in the value of our portfolio or we incur a net loss for that quarter. If we pay an incentive fee of 12.5% of realized capital gains (net of all realized capital losses on a cumulative basis and unrealized capital depreciation), and thereafter experiences additional realized capital losses or unrealized capital depreciation, we will not be able to recover any portion of the incentive fee previously paid.
The Adviser may be incentivized to increase our NAV by purchasing assets with borrowed amounts.
The management fee is based on our NAV, including assets purchased with borrowed amounts. The Adviser may, therefore, be incentivized to increase such borrowing to increase the management fee. Under certain circumstances, the use of increased leverage may increase the likelihood of default, which would disfavor shareholders.
There may be conflicts of interest related to obligations that the Adviser’s senior management and investment team have to Other Oaktree Funds.
Actual and potential conflicts between the Adviser and its affiliates, on one hand, and us and our portfolio companies, on the other hand, are expected to occur. Oaktree manages the Other Oaktree Funds, which present the possibility of overlapping investments, and thus may raise actual, or potential conflicts of interest. In particular, on the risk/reward spectrum, we sit between Oaktree’s High Yield Bond Funds and Accounts and Senior Loan Funds and Accounts and the Distressed Debt Funds (each as defined in “Potential Conflicts of Interest”). Many of the investments targeted by us may be appropriate for these Other Oaktree Funds but for the expected yield at the time of investment, so in retrospect or at different points in the market cycle, investments that were made by the Fund may seem more appropriate for an Other Oaktree Fund, and vice versa. Shareholders will have no ability to challenge such allocation so long as it was made in good faith in accordance with the procedures discussed in “Investment Objective and Strategies—Allocation of Investment Opportunities”. Such procedures give Oaktree broad authority to allocate investment opportunities, notwithstanding the potential conflicts of interest that may exist. For example, management fees, carried interest or incentive fees and liquidity provisions may differ significantly between the Fund and the Other Oaktree Funds, creating an economic incentive for Oaktree to allocate investments that may be appropriate for a lower fee or more liquid strategy to a higher fee or less liquid strategy.
In addition, there are potential conflicts of interests between the interests of us and our shareholders, on the one hand, and the business interests of Oaktree, on the other hand. Potential conflicts of interests include, but are not limited to, the fact that Oaktree serves as our investment adviser. If any matter arises that Oaktree determines in its good faith judgment constitutes an actual conflict of interest, Oaktree may take such actions as may be necessary or appropriate to prevent or reduce the conflict.
Our executive officers and trustees, and certain members of the Adviser, serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds managed by the Adviser’s affiliates. For example, the Adviser presently serves as the investment adviser to Oaktree Specialty Lending Corporation (“OCSL”), a publicly traded BDC, and Oaktree Gardens OLP, LLC (“OLPG”), a private BDC. OCSL is a part of Oaktree’s Strategic Credit and U.S. Private Debt strategies. OCSL and OLPG invest in debt and debt-like instruments similar to those we target for investment. Therefore, there may be certain investment opportunities that satisfy our investment criteria and that of OCSL and OLPG, as well as private investment funds and accounts advised or sub-advised
by the Adviser or its affiliates. OCSL and OLPG each operate as distinct and separate entities, and any investment in the Common Shares will not be an investment in OCSL and OLPG. In addition, all of our executive officers serve in substantially similar capacities for OCSL and OLPG. Accordingly, they may have obligations to investors in those entities, the fulfillment of which might not be in our best interests or the shareholders. For example, the personnel of the Adviser may face conflicts of interest in the allocation of investment opportunities. Oaktree has investment allocation guidelines that govern the allocation of investment opportunities among the investment funds and accounts managed or sub-advised
by the Adviser and its affiliates. To the extent an investment opportunity is appropriate for the Fund, OLPG or OCSL or any other investment fund or account managed or sub-advised
by the Adviser or its affiliates, the Adviser will adhere to its investment allocation guidelines in order to determine a fair and equitable allocation.
In addition, in the event Oaktree forms one or more feeder vehicles to facilitate indirect investments in the Fund by certain investors, there are potential conflicts of interest between the interests of any such feeder vehicles and investors therein, on the one hand, and the business interests of Oaktree, on the other hand. Potential conflicts of interest may include, but are not limited to, the fact that one or more Oaktree affiliates will be the general partner, manager or managing member of any such feeder vehicle. If any matter arises that Oaktree determines in its good faith judgment constitutes an actual conflict of interest, Oaktree may take such actions as may be necessary or appropriate to prevent or reduce the conflict, subject to the limitations of the Investment Company Act.
Pursuant to the Investment Advisory Agreement, our Adviser’s liability is limited and we are required to indemnify our Adviser against certain liabilities. This may lead our Adviser to act in a riskier manner in performing its duties and obligations under the Investment Advisory Agreement than it would if it were acting for its own account, and creates a potential conflict of interest.
In addition, we may make investments in different parts of the capital structure of companies in which Other Oaktree Funds already hold an investment. Generally speaking, the Adviser expects that we will make such investments only when, at the time of investment, the Adviser believes that (a) such investment is in our best interests and (b)(i) the possibility of actual adversity between us, on the one hand, and the Other Oaktree Fund, on the other, is remote, (ii) either the potential investment by us or the investment of such Other Oaktree Fund is not large enough to control any actions taken by the collective holders of securities of such company or asset or (iii) in light of the particular circumstances, Oaktree determines in its discretion and in good faith that such investment is appropriate for the Fund, notwithstanding the potential for conflict. If any conflict were to arise, however, the Adviser will be permitted to take certain actions that, in the absence of such conflict, it would not take, such as causing the Fund to remain passive, investing in the same class of securities to align interests, divesting investments or taking other actions to reduce adversity, which may have the effect of benefiting certain Other Oaktree Funds, and not the Fund. Given that we generally intend to invest higher in the capital structure, it is likely we will remain passive in the event of a conflict, meaning that we must rely on other investors holding the same types of securities or obligations to advocate on behalf of our class. The Adviser will have no obligation to advise these other holders of any potential claims they may have of which The Adviser may be aware or to consider their interests when advocating on behalf of the Other Oaktree Funds that hold investments in lower parts of the capital structure.
Pursuant to the Administration Agreement, the Administrator furnishes us with the facilities, including our principal executive office, and administrative services necessary to conduct our day-to-day
operations. We pay the Administrator its allocable portion of overhead and other expenses incurred by the Administrator in performing its obligations under the Administration Agreement, including, without limitation a portion of the rent at market rates and the compensation of our Chief Financial Officer, Chief Compliance Officer, their respective staffs and other non-Investment
Professionals at Oaktree that perform duties for us. This arrangement creates conflicts of interest that our Board of Trustees must monitor.
Oaktree’s existing relationships may influence any decision by the Adviser to undertake investments on our behalf.
Oaktree has long-term relationships with a significant number of companies and their respective senior management. Oaktree also has relationships with numerous investors, including institutional investors and their senior management. The existence and development of these relationships may influence whether or not the Adviser undertakes a particular investment on our behalf and, if so, the form and level of such investment. Similarly, the Adviser may take the existence and development of such relationships into consideration in its management of the Fund and our investments. Without limiting the generality of the foregoing, there may, for example, be certain strategies involving the management or realization of particular investments that the Adviser will not employ on our behalf in light of these relationships.
Other services provided by broker-dealers and financing sources to Oaktree may influence the Adviser’s selection of these service providers on behalf of the Fund.
Conflicts of interest may exist with respect to the Adviser’s selection of brokers, dealers and transaction agents and counterparties (collectively, “Broker-Dealers”) and financing sources for the execution of transactions by the Fund. When engaging the services of Broker-Dealers and financing sources, the Adviser may, subject to best execution, take into consideration a variety of factors, including, to the extent applicable, the ability to achieve prompt and reliable execution, competitive pricing, transaction costs, operational efficiency with which transactions are effected, access to deal flow and precedent transactions, and the financial stability and reputation of the particular Broker-Dealer, as well as other factors that the Adviser deems appropriate to consider under the circumstances. Broker-Dealers and financing sources may provide other services that are beneficial to the Adviser, Oaktree and their affiliates but that are not necessarily beneficial to the Fund, including capital introductions, other marketing assistance, client and personnel referrals, consulting services and research-related services. These other services and items may influence the Adviser’s selection of Broker-Dealers and financing sources.
Oaktree currently manages and will continue to raise additional investment vehicles that may have a substantially similar investment focus as the Fund.
Within Oaktree’s Direct Lending strategy, Oaktree currently manages and will continue to raise additional separately managed accounts, private commingled funds and private or public BDCs. Each of these BDCs, funds and accounts may have a substantially similar investment focus as the Fund, although some may invest a larger percentage, as compared to the Fund, of its total assets or total capital commitments, whichever is greater, in any one issuer or consolidated issuer group, some may not originate loans to U.S. borrowers, and some will not invest in any investment that is categorized as a Level III asset under GAAP at the time of acquisition. Oaktree may also form parallel funds alongside any of such funds and accounts and may raise other funds and accounts within the Direct Lending strategy in the future. All of such funds and accounts, whether now existing or subsequently created, are referred to herein collectively as the “Related Direct Lending Funds.”
The Adviser intends to allocate investment opportunities among the Fund and the Related Direct Lending Funds in accordance with the procedures discussed in “Investment Objective and Strategies—Allocation of Investment Opportunities”. However, the fee structures and other terms among the Fund and the Related Direct Lending Funds are different, and the Adviser may, therefore, have an incentive to allocate certain opportunities to such funds and accounts for which Oaktree or the general partners of such funds or accounts will receive greater fees, which may result in more attractive but riskier or less liquid opportunities being weighted to a particular fund or account.
While Oaktree does not intend to accept more capital into its Direct Lending strategy than it believes it can prudently invest at the time, the Direct Lending strategy has expanded and is continuing to expand significantly, and the investment process may be burdened by the number of new funds and accounts within the strategy. We have to share the attention of the Investment Professionals with the Related Direct Lending Funds, which could result in the Investment Professionals focusing more on funds and accounts that have more investor capital or that require greater administrative attention.

We may not receive investment opportunities that are allocated to other investment vehicles managed or sponsored by the Adviser.
We and certain of our controlled affiliates are prohibited under the Investment Company Act from knowingly participating in certain transactions with upstream affiliates, or with the Adviser and its affiliates, without the prior approval of independent trustees and, in some cases, the SEC. Any person that owns, directly or indirectly, 5% or more of our outstanding voting securities is an upstream affiliate for purposes of the Investment Company Act, and we are generally prohibited from buying or selling any security (other than our securities) from or to such affiliate, absent the prior approval of independent trustees. The Investment Company Act also prohibits “joint” transactions with an upstream affiliate, or the Adviser or its affiliates, which could include investments in the same portfolio company (whether at the same or different times), without prior approval of independent trustees. In addition, we and certain of our controlled affiliates are prohibited from buying or selling any security from or to, or entering into joint transactions with, the Adviser and its affiliates, or any person who owns more than 25% of our voting securities or is otherwise deemed to control, be controlled by, or be under common control with the Fund, absent the prior approval of the SEC through an exemptive order (other than in certain limited situations pursuant to current regulatory guidance as described below). The analysis of whether a particular transaction constitutes a joint transaction requires a review of the relevant facts and circumstances then existing.
As a BDC, we are required to comply with certain regulatory requirements. For example, we are not generally permitted to invest in any portfolio company in which an Other Oaktree Fund or any of its downstream affiliates (other than us and our downstream affiliates) currently has an investment, or to make any co-investments
with the Adviser or its affiliates, including any Other Oaktree Funds or any of its downstream affiliates (other than us and our downstream affiliates), without exemptive relief from the SEC, subject to certain exceptions.
The Adviser has received the Exemptive Relief from the SEC to allow certain managed funds and accounts, each of whose investment adviser is the Adviser or an investment adviser controlling, controlled by or under common control with the Adviser, as well as certain Oaktree proprietary accounts, to participate in negotiated co-investment
transactions where doing so is consistent with the applicable registered fund’s or BDC’s investment objective and strategies as well as regulatory requirements and other pertinent factors, and pursuant to the conditions thereof. On September 11, 2024, we, the Adviser and certain of its affiliates received a further modified exemptive order that allows us to participate in follow-on
investments with private funds that are not already invested in the issuer. Each potential co-investment
opportunity that falls under the terms of the Exemptive Relief and is appropriate for the Fund and any affiliated fund or account, and that satisfies the then-current board-established criteria, will be offered to the Fund and such other eligible funds and accounts. If there is a sufficient amount of securities to satisfy all participants, the securities will be allocated among the participants in accordance with their proposed order size, and if there is an insufficient amount of securities to satisfy all participants, the securities will be allocated pro rata based on the investment proposed by the applicable investment adviser to such participant, up to the amount proposed to be invested by each, which is reviewed and approved by an independent committee of legal, compliance and accounting professionals at the Adviser.
Although the Adviser will endeavor to allocate investment opportunities in a fair and equitable manner, the Fund and the shareholders could be adversely affected to the extent investment opportunities are allocated to other investment vehicles managed or sponsored by, or affiliated with, our executive officers, trustees and members of the Adviser. We might not participate in each individual opportunity but will, on an overall basis, be entitled to participate equitably with other entities managed by the Adviser and its affiliates. The Adviser seeks to treat all clients fairly and equitably over time such that none receives preferential treatment vis-à-vis
the others over time, in a manner consistent with its fiduciary duty to each of them; however, in some instances, especially in instances of limited liquidity, the factors may not result in pro rata allocations or may result in situations where certain funds or accounts receive allocations where others do not.

Brookfield will have the right to appoint a majority of Oaktree’s board of directors, which could give rise to conflicts of interest or magnify existing conflicts of interest.
In 2019, Brookfield acquired a majority economic interest in BOH, an indirect controlling parent of Oaktree. After an initial period of up to seven years from the date of the transaction closing, Brookfield will have the right to appoint a majority of Oaktree’s board of directors and assume control of Oaktree’s business if it chooses to do so, which could give rise to conflicts of interest or magnify existing conflicts of interest. See “Potential Conflicts of Interest—Conflicts Relating to Acquisition of BOH by Brookfield” for a discussion of these conflicts.
The Adviser may offer other investors the opportunity to participate in investments side by side with the Fund.
The Adviser may in its sole discretion offer strategic and other investors the opportunity to participate in one or more Company investments on a side-by-side
basis, subject to the Investment Allocation Considerations described in “Investment Objective and Strategies—Allocation of Investment Opportunities”. The terms of any such investment opportunity will be determined by the Adviser, including any management fee or incentive fee charged in connection therewith, and may vary with respect to any such investment opportunity. In addition, Oaktree and the investment team currently manage, and in the future are expected to manage additional assets for one or more advisory clients through a separate account or similar arrangement employing an investment strategy investing in parallel with, or similar to, our strategy. Such arrangements potentially will afford those clients different terms than us. Advisory clients that have been granted additional access to portfolio information or enhanced transparency may be able to make investment decisions based on information and at times not generally available to other investors, including shareholders. Any such investment decisions made by these advisory clients on the basis of such information, including any substantial withdrawals or redemptions, could adversely affect the market value of our portfolio and therefore our net asset value and net asset value per share.
Portfolio companies of Other Oaktree Funds may compete with our portfolio companies.
Portfolio companies of Other Oaktree Funds may engage in, or may in the future engage in, a broad range of business activities and may invest in, or transact with, companies whose operations may be substantially similar to and/or competitive with the portfolio companies in which we may invest. The performance and operation of such other businesses and investments could conflict with and adversely affect the performance and operation of our portfolio companies, and may adversely affect the prices and availability of business opportunities or transactions available to such portfolio companies and the Fund.
In addition, the activities of portfolio companies of Other Oaktree Funds may have an effect on the existing investments of and/or investment opportunities available to the Fund. For example, any such investment could result in antitrust complexities for the Fund, or any such investment in a particular industry could limit our ability to pursue other opportunities within the same or related industries. Furthermore, the activities of such portfolio companies of Other Oaktree Funds may subject us and/or our portfolio companies and/or issuers to laws, rules and/or regulations of U.S., European and/or any other jurisdictions, in each case, that would not otherwise be applicable to us or our portfolio companies or issuers. Compliance with such laws, rules and regulations may place material burdens and/or limitations on, and may give rise to material costs borne by, us and/or our portfolio companies and/or issuers (including payment of back-taxes and penalties and compliance with additional reporting obligations), any or all of which may have a material adverse effect on our activities and operations.
Oaktree personnel will work on matters related to Other Oaktree Funds.
The Adviser and its affiliates devote such time as they deem necessary to conduct the business affairs of the Fund in an appropriate manner. However, Oaktree personnel work on matters related to Other Oaktree Funds and other Oaktree managed strategies, including providing transaction-related, legal, management and other services to Other Oaktree Funds and portfolio companies. Conflicts may arise in the allocation of personnel among us and such other funds and strategies. As a result, Oaktree personnel will work on other projects, and conflicts may therefore arise in the allocation of personnel among us and such other projects. For example, certain members of the Investment Team are contractually required to, and will, devote substantial portions of their business time to the management and operation of the Other Oaktree Funds.
We may realize different investment returns than Other Oaktree Funds.
We and Other Oaktree Funds have the potential to make investments at different times and/or on different terms or exit any of such investments at different times and/or on different terms compared to such investment made on behalf of us. In addition, we likely will not invest through the same investment vehicles, have the same access to credit or employ the same hedging or investment strategies as such Other Oaktree Funds. This likely will result in differences in prices, investment terms, leverage and associated costs between us and any Other Oaktree Funds. Therefore, we may realize different investment returns than such Other Oaktree Funds, with respect to any investment made alongside some or all of such entities.
The Adviser has sole discretion in determining what investments we will be offered to pursue. As a result, there is no guarantee that we will be offered the opportunity to invest in any particular investments or type of investments alongside any Other Oaktree Funds. The terms, conditions and the time of investment and disposition of investments held by us may be materially different from those of any such Other Oaktree Funds.
There may be trademark risk, as we do not own the Oaktree name.
We do not own the Oaktree name, but we are permitted to use it as part of our corporate name pursuant to the Investment Advisory Agreement. Use of the name by other parties or the termination of the Investment Advisory Agreement may harm our business.

Federal Income Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Federal Income Tax Risk
s
We will be subject to corporate-level income tax if we are unable to continue to qualify as a RIC under Subchapter M of the Code or to satisfy RIC distribution requirements.
To obtain and maintain RIC tax treatment under Subchapter M of the Code, we must, among other things, meet annual distribution, income source and asset diversification requirements. If we do not continue to qualify for or maintain RIC tax treatment for any reason and are subject to corporate income tax, the resulting corporate taxes could substantially reduce our net assets, the amount of income available for distribution and the amount of our distributions.
We may have difficulty paying our required distributions if we recognize income before or without receiving cash representing such income.
For federal income tax purposes, we may be required to recognize taxable income in circumstances in which we do not receive a corresponding payment in cash. For example, if we hold debt obligations that are treated under applicable tax rules as having original issue discount (such as zero coupon securities, debt instruments with PIK interest or, in certain cases, increasing interest rates or debt instruments that were issued with warrants), we must include in income each year a portion of the original issue discount that accrues over the life of the obligation, regardless of whether cash representing such income is received by us in the same taxable year. We may also have to include in income other amounts that we have not yet received in cash, such as deferred loan origination fees that are paid after origination of the loan or are paid in non-cash
compensation such as warrants or stock. We anticipate that a portion of our income may constitute original issue discount or other income required to be included in taxable income prior to receipt of cash. Further, we may elect to amortize market discount and include such amounts in our taxable income in the current year, instead of upon disposition, as an election not to do so would limit our ability to deduct interest expenses for tax purposes.

Because any original issue discount or other amounts accrued will be included in our investment company taxable income for the year of the accrual, we may be required to make a distribution to our shareholders in order to satisfy the annual distribution requirement, even though we will not have received any corresponding cash amount. As a result, we may have difficulty meeting the annual distribution requirement necessary to qualify for and maintain RIC tax treatment under Subchapter M of the Code. We may have to sell some of our investments at times and/or at prices we would not consider advantageous, raise additional debt or equity capital or forgo new investment opportunities for this purpose. If we are not able to obtain cash from other sources, we may not qualify for or maintain RIC tax treatment and thus become subject to corporate-level income tax.
Some of our investments may be subject to corporate-level income tax.
We may invest in certain debt and equity investments through taxable subsidiaries and the taxable income of these taxable subsidiaries will be subject to federal and state corporate income taxes. We may invest in certain foreign debt and equity investments which could be subject to foreign taxes (such as income tax, withholding and value added taxes).
Our portfolio investments may present special tax issues.
The Fund invests in debt securities that are rated below investment grade by rating agencies or that would be rated below investment grade if they were rated. Investments in these types of instruments may present special tax issues for the Fund. U.S. federal income tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless instruments, how payments received on obligations in default should be allocated between principal and income and whether exchanges of debt obligations in a bankruptcy or workout context are taxable. These and other issues will be addressed by the Fund, to the extent necessary, to preserve its status as a RIC and to distribute sufficient income to not become subject to U.S. federal income tax.
Legislative or regulatory tax changes could adversely affect investors.
At any time, the federal income tax laws governing RICs or the administrative interpretations of those laws or regulations may be amended. Any of those new laws, regulations or interpretations may take effect retroactively and could adversely affect the taxation of us or our shareholders. Therefore, changes in tax laws, regulations or administrative interpretations or any amendments thereto could diminish the value of an investment in our shares or the value or the resale potential of our investments.

General Risk Factors [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
General Risk Factors
General economic and market conditions could materially affect the success of our activities and investments.
Any disruptions in the capital markets may increase the spread between the yields realized on risk-free and higher risk securities and can result in illiquidity in parts of the capital markets, significant write-offs in the financial sector and re-pricing
of credit risk in the broadly syndicated market. These and any other unfavorable economic conditions could increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. Significant changes in the capital markets have limited and could continue to limit our investment originations, limit our ability to grow and have a material negative impact on our and our portfolio companies’ operating results and the fair values of our debt and equity investments. More recently, the fair value of our investments was adversely affected by increasing market yields.
Many factors affect the appeal and availability of investments in companies and the securities and obligations that are our focus. The success of our activities could be materially adversely affected by general economic and market conditions, such as interest rates, availability of credit, credit defaults, inflation rates, economic uncertainty, changes in laws (including laws relating to taxation of our investments), trade barriers and currency exchange controls, and national and international political, environmental and socioeconomic circumstances (including wars, terrorist acts or security operations) in respect of the countries in which we may invest, as well as by numerous other factors outside the control of the Adviser or its affiliates. These factors may affect the level and volatility of securities prices and the liquidity of our investments, which could impair our profitability or result in losses. In addition, general fluctuations in the market prices of securities and interest rates may affect our investment opportunities and the value of our investments. These events could limit our investment originations, limit our ability to grow or negatively impact our operating results.
Oaktree’s financial condition may be adversely affected by a significant general economic downturn and it may be subject to legal, regulatory, reputational and other unforeseen risks that could have a material adverse effect on Oaktree’s business and operations, which includes the Adviser, and thereby could impact the Fund. Moreover, a recession, slowdown and/or sustained downturn in the U.S. or global economy (or any particular segment thereof) or weakening of credit markets will adversely affect our profitability, impede the ability of our portfolio companies to perform under or refinance their existing obligations, and impair our ability to effectively exit investments on favorable terms. Any of the foregoing events could result in substantial or total losses to the Fund in respect of certain investments, which losses could be exacerbated by the presence of leverage in a particular portfolio company’s capital structure.
In addition, economic problems in a single country are increasingly affecting other markets and economies. A continuation of this trend could adversely affect global economic conditions and world markets and, in turn, could adversely affect our performance. The economies of particular individual emerging markets countries may differ favorably or unfavorably from one another in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position. Governments of many emerging markets countries have exercised and continue to exercise substantial influence over many aspects of the private sector, including owning or controlling such countries’ large companies.
Economic recessions or downturns may have a material adverse effect on our business, financial condition and results of operations, and could impair the ability of our portfolio companies to repay debt or pay interest.
Economic recessions or downturns may result in a prolonged period of market illiquidity which could have a material adverse effect on our business, financial condition and results of operations. Unfavorable economic conditions also have and could further increase our funding costs, limit our access to the capital markets or result in a decision by lenders not to extend credit to us. These events could limit our investment originations, limit our ability to grow and negatively impact our operating results. In addition, uncertainty with regard to economic recovery from recessions or downturns could also have a negative impact on our business, financial condition and results of operations.
When recessionary conditions exist, the financial results of middle-market companies, like those in which we invest, typically experience deterioration, which could ultimately lead to difficulty in meeting debt service requirements and an increase in defaults. Additionally, there can be reduced demand for certain of our portfolio companies’ products and services and/or other economic consequences, such as decreased margins or extended payment terms. Further, adverse economic conditions may decrease the value of collateral securing some of our loans and the value of our equity investments. Such conditions may require us to modify the payment terms of our investments, including changes in PIK interest provisions and/or cash interest rates. The performance of certain of our portfolio companies has been, and in the future may be, negatively impacted by these economic or other conditions, which may result in our receipt of reduced interest income from our portfolio companies and/or realized and unrealized losses related to our investments, and, in turn, may adversely affect distributable income and have a material adverse effect on our results of operations.
Global economic, political and market conditions, including downgrades of the U.S. credit rating, may adversely affect our business, results of operations and financial condition, including our revenue growth and profitability.
The current global financial market situation, as well as various social and political tensions in the United States and around the world, may contribute to increased market volatility, may have long-term effects on the United States and worldwide financial markets and may cause economic uncertainties or deterioration in the U.S. and worldwide. The impact of downgrades by rating agencies to the U.S. government’s sovereign credit rating or its perceived creditworthiness as well as potential government shutdowns and uncertainty surrounding transfers of power could adversely affect the U.S. and global financial markets and economic conditions. Several European Union countries have faced budget issues, some of which may have negative long-term effects for the economies of those countries and other EU countries. In addition, the fiscal policy of large foreign nations, may have a severe impact on the worldwide and U.S. financial markets. Additionally, trade wars and volatility in the U.S. repo market, the U.S. high yield bond markets, the global stock markets and global markets for commodities may affect other financial markets worldwide. In addition, while governments worldwide have used stimulus measures recently to reduce volatility in the financial markets, volatility has returned as such measures are phased out, and the long-term impacts of such stimulus on fiscal policy and inflation remain unknown. We cannot predict the effects of these or similar events in the future on the U.S. and global economies and securities markets or on our investments. We monitor developments in economic, political and market conditions and seek to manage our investments in a manner consistent with achieving our investment objective, but there can be no assurance that we will be successful in doing so.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		333 South Grand Avenue
Entity Address, Address Line Two		28th Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90071
City Area Code		213
Local Phone Number		830-6300
Contact Personnel Name		Mary Gallegly
Class T Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5]	2.00%
Management Fees [Percent]	[6],[7]	1.25%
Interest Expenses on Borrowings [Percent]	[7],[8]	5.17%
Distribution/Servicing Fees [Percent]	[7],[9]	0.85%
Incentive Fees [Percent]	[7],[10]	1.37%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[11]	0.29%
Total Annual Expenses [Percent]	[7]	8.93%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class T Shares
Outstanding Security, Title [Text Block]		Class T
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]			0
Class T Shares [Member] | Investments Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 72
Expense Example, Years 1 to 3		214
Expense Example, Years 1 to 5		351
Expense Example, Years 1 to 10		674
Class T Shares [Member] | Selling Commission [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		107
Expense Example, Years 1 to 3		249
Expense Example, Years 1 to 5		386
Expense Example, Years 1 to 10		709
Class T Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		78
Expense Example, Years 1 to 3		230
Expense Example, Years 1 to 5		376
Expense Example, Years 1 to 10		$ 714
Class S Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	3.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5]	2.00%
Management Fees [Percent]	[6],[7]	1.25%
Interest Expenses on Borrowings [Percent]	[7],[8]	5.17%
Distribution/Servicing Fees [Percent]	[7],[9]	0.85%
Incentive Fees [Percent]	[7],[10]	1.37%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[11]	0.29%
Total Annual Expenses [Percent]	[7]	8.93%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class S Shares
Outstanding Security, Title [Text Block]		Class S
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]			47,941,651
Class S Shares [Member] | Investments Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 72
Expense Example, Years 1 to 3		214
Expense Example, Years 1 to 5		351
Expense Example, Years 1 to 10		674
Class S Shares [Member] | Selling Commission [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		107
Expense Example, Years 1 to 3		249
Expense Example, Years 1 to 5		386
Expense Example, Years 1 to 10		709
Class S Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		78
Expense Example, Years 1 to 3		230
Expense Example, Years 1 to 5		376
Expense Example, Years 1 to 10		$ 714
Class D Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	1.50%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5]	2.00%
Management Fees [Percent]	[6],[7]	1.25%
Interest Expenses on Borrowings [Percent]	[7],[8]	5.17%
Distribution/Servicing Fees [Percent]	[7],[9]	0.25%
Incentive Fees [Percent]	[7],[10]	1.37%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[11]	0.29%
Total Annual Expenses [Percent]	[7]	8.33%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class D Shares
Outstanding Security, Title [Text Block]		Class D
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]			109,843
Class D Shares [Member] | Investments Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 67
Expense Example, Years 1 to 3		198
Expense Example, Years 1 to 5		326
Expense Example, Years 1 to 10		632
Class D Shares [Member] | Selling Commission [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		82
Expense Example, Years 1 to 3		213
Expense Example, Years 1 to 5		341
Expense Example, Years 1 to 10		647
Class D Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		73
Expense Example, Years 1 to 3		215
Expense Example, Years 1 to 5		352
Expense Example, Years 1 to 10		$ 674
Class I Shares [Member]
Fee Table [Abstract]
Sales Load [Percent]	[4]	0.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[5]	2.00%
Management Fees [Percent]	[6],[7]	1.25%
Interest Expenses on Borrowings [Percent]	[7],[8]	5.17%
Distribution/Servicing Fees [Percent]	[7],[9]	0.00%
Incentive Fees [Percent]	[7],[10]	1.37%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[11]	0.29%
Total Annual Expenses [Percent]	[7]	8.08%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Class I Shares
Outstanding Security, Title [Text Block]		Class I
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]			97,569,994
Class I Shares [Member] | Investments Income [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		$ 64
Expense Example, Years 1 to 3		191
Expense Example, Years 1 to 5		315
Expense Example, Years 1 to 10		614
Class I Shares [Member] | Capital Gains [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01		70
Expense Example, Years 1 to 3		208
Expense Example, Years 1 to 5		341
Expense Example, Years 1 to 10		$ 657
Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to our Common Shares
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares

[1]	Total amount of each class of senior securities outstanding at the end of the period, presented in thousands.
[2]	The asset coverage ratio for a class of senior securities representing indebtedness is calculated as the Company’s consolidated total assets, less all liabilities and indebtedness not represented by senior securities, divided by total senior securities representing indebtedness. This asset coverage ratio is multiplied by $1,000 to determine the “Asset Coverage Per Unit.”
[3]	The amount to which such class of senior security would be entitled upon the involuntary liquidation of the issuer in preference to any security junior to it. The “-” indicates information that the Securities and Exchange Commission expressly does not require to be disclosed for certain types of senior securities.
[4]	No upfront sales load will be paid to the Fund or the Distribution Manager with respect to Class T shares, Class S shares, Class D shares or Class I shares, however, if you buy Class T shares, Class S shares or Class D shares through certain financial intermediaries, they may directly charge you transaction or other fees, including upfront placement fees or brokerage commissions, in such amount as they may determine, provided that selling agents limit such charges to a 1.5% cap on NAV for Class D shares and a 3.5% cap on NAV for Class T shares and Class S shares. For Class T shares, the 3.5% includes a maximum of 3.0% for upfront selling commissions and a maximum of 0.50% for the dealer fee, for a total maximum upfront placement fee of 3.5%. Selling agents will not charge such fees on Class I shares. Please consult your selling agent for additional information.
[5]	Under our share repurchase program, to the extent we offer to repurchase shares in any particular quarter pursuant to a tender offer, we expect to repurchase shares pursuant to tender offers on or around the last business day of that quarter at a purchase price equal to the NAV per share as of the last calendar day of the applicable quarter (the “Valuation Date”), except that shares that a prospective repurchase date that is within the one-year period following the original issue date of the shares will be subject to an Early Repurchase Deduction. The one-year holding period will be deemed satisfied if the shares to be repurchased would have been outstanding for one year or longer as of the subscription closing date immediately following the applicable Valuation Date, which subscription closing date the Fund deems the prospective repurchase date for the applicable offer. The Early Repurchase Deduction may be waived in the case of repurchase requests arising from the death, divorce or qualified disability of the holder. The Early Repurchase Deduction will be retained by the Fund for the benefit of remaining shareholders.
[6]	The base management fee paid to our Adviser is calculated each month at an annual rate of 1.25% on of the value of our net assets as of the beginning of the first calendar day of the applicable month.
[7]	Total net assets as of September 30, 2024 employed as the denominator for expense ratio computation is approximately $3,164.3 million.
[8]	We may borrow funds to make investments, including before we have fully invested the proceeds of this continuous offering. To the extent that we determine it is appropriate to borrow funds to make investments, the costs associated with such borrowing will be indirectly borne by shareholders. The figure in the table assumes that we borrow for investment purposes an amount equal to 58% of our net assets, which was our leverage ratio as of September 30, 2024. Interest payment on borrowed funds is calculated as (1) the weighted average interest rate in effect as of September 30, 2024 multiplied by the actual debt outstanding as of September 30, 2024 of $1,845.0 million plus (2) unused fees and the expected amortization of deferred financing costs. The weighted average interest rate for our borrowings as of September 30, 2024 was 7.9% (exclusive of deferred financing costs and unused fees). Our ability to incur leverage depends, in large part, on the amount of money we are able to raise through the sale of shares registered in this offering and the availability of financing in the market. Our actual leverage is expected to increase over time, subject to regulatory limits, and may fluctuate based on our sales of our Common Shares, repurchases of our Common Shares, market conditions and access to financing.
[9]	Subject to FINRA limitations on underwriting compensation, we will also pay the following shareholder servicing and/or distribution fees, which are similar to sales commissions, to the Distribution Manager: (a) for Class T shares and Class S shares, a shareholder servicing and/or distribution fee equal to 0.85% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class T shares and Class S shares, respectively, and (b) for Class D shares only, a shareholder servicing and/or distribution fee equal to 0.25% per annum of the aggregate NAV as of the beginning of the first calendar day of the month for the Class D shares, in each case, payable monthly. The shareholder servicing and/or distribution fees are similar to sales commissions. The distribution and servicing expenses borne by participating brokers may be different from and substantially less than the amount of shareholder servicing and/or distribution fees charged. The Distribution Manager will reallow (pay) all or a portion of the shareholder servicing and/or distribution fees to participating brokers and servicing brokers for ongoing shareholder services performed by such brokers, and will waive shareholder servicing and/or distribution fees to the extent a broker is not eligible to receive it for failure to provide such services. All or a portion of the shareholder servicing and/or distribution fee may be used to pay for sub-transfer agency, sub-accounting and certain other administrative services. The Fund may also pay for the sub-transfer agency, sub-accounting and certain other administrative services outside of the shareholder servicing and/or distribution fees and its Distribution and Servicing Plan. No shareholder servicing or distribution fees will be paid with respect to the Class I shares. The total amount that will be paid over time for other underwriting compensation depends on the average length of time for which shares remain outstanding, the term over which such amount is measured and the performance of our investments. We will cease paying the shareholder servicing and/or distribution fee on the Class T shares, Class S shares and Class D shares on the earlier to occur of the following: (i) a listing of Class I shares, (ii) our merger or consolidation with or into another entity, or the sale or other disposition of all or substantially all of our assets or (iii) the date following the completion of the primary portion of this offering on which, in the aggregate, underwriting compensation from all sources in connection with this offering, including the shareholder servicing and/or distribution fee and other underwriting compensation, is equal to 10% of the gross proceeds from our primary offering. In addition, consistent with exemptive relief allowing us to offer multiple classes of shares, at the end of the month in which the Distribution Manager in conjunction with the transfer agent determines that total transaction or other fees, including upfront placement fees or brokerage commissions, and shareholder servicing and/or distribution fees paid with respect to the shares held in a shareholder’s account would exceed, in the aggregate, 10% of the gross proceeds from the sale of such shares (or a lower limit as determined by the Distribution Manager and the applicable selling agent), we will cease paying the shareholder servicing and/or distribution fee on the Class T shares, Class S shares and Class D shares in such shareholder’s account. Compensation paid with respect to the shares in a shareholder’s account will be allocated among each share such that the compensation paid with respect to each individual share will not exceed 10% of the offering price of such share. We may modify this requirement in a manner that is consistent with applicable exemptive relief. At the end of such month, the applicable Class T shares, Class S shares or Class D shares in such shareholder’s account will convert into a number of Class I shares (including any fractional shares), with an equivalent aggregate NAV as such Class T, Class S or Class D shares. See “Plan of Distribution” and “Use of Proceeds.” The total underwriting compensation and total organization and offering expenses will not exceed 10% and 15%, respectively, of the gross proceeds from this offering.
[10]	We may have capital gains and investment income that could result in the payment of an incentive fee. The incentive fees, if any, are divided into two parts: • The first part of the incentive fee is based on income, whereby we will pay the Adviser quarterly in arrears 12.5% of our Pre-Incentive Fee Net Investment Income (as defined below) for each calendar quarter subject to a 5.0% annualized hurdle rate, with a catch-up that, if achieved, is meant to provide the Adviser with approximately 12.5% of our Pre-Incentive Fee Net Investment Income as if the hurdle rate did not apply. Pre-Incentive Fee Net Investment Income includes, in the case of investments with a deferred interest feature (such as original issue discount, debt instruments with payment-in-kind interest and zero coupon securities), accrued income that we have not yet received in cash, and excludes the incentive fee and any shareholder servicing and/or distribution fees payable by the Class T shares, Class S Shares and the Class D Shares. As a result, for any calendar quarter, the incentive fee attributable to Pre-Incentive Fee Net Investment Income that is paid to the Adviser may be calculated on the basis of an amount that is greater than the amount of net investment income actually received by the Fund for such calendar quarter. • The second part of the incentive fee is based on realized capital gains, whereby we will pay the Adviser at the end of each fiscal year in arrears 12.5% of cumulative realized capital gains from inception through the end of such fiscal year, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid incentive fee on capital gains. The payment obligation with respect to incentive fees based on realized capital gains will be allocated in the same manner across the Class T shares, Class S shares, Class D shares and Class I shares. See “Investment Advisory Agreement, Administration Agreement and Expense Support Agreement” for more information concerning the incentive fees. The incentive fee referenced in the table above is based on actual amounts of the incentive fee on income incurred during the fiscal year ended September 30, 2024 and the capital gains incentive fee payable under the Investment Advisory Agreement as of September 30, 2024.
[11]	“Other expenses” include accounting, legal and auditing fees, reimbursement of expenses to our Administrator, organization and offering expenses, and fees payable to our Trustees, as discussed in “Investment Advisory Agreement, Administration Agreement and Expense Support Agreement— Expenses.” The amount presented in the table estimates the amounts we expect to pay during the 2025 fiscal year.